                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A




REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [X]

     Pre-Effective Amendment No. ----                                        [ ]

     Post-Effective Amendment No. 41                                         [X]
                                 ----
                                       AND

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              [X]

     Amendment No. 41
                  ----

                        DELAWARE GROUP CASH RESERVE, INC.
--------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)


                 1818 Market Street, Philadelphia, Pennsylvania         19103
--------------------------------------------------------------------------------
                    (Address of Principal Executive Offices)          (Zip Code)


Registrant's Telephone Number, including Area Code:               (215) 255-2923
                                                                  --------------

     George M. Chamberlain, Jr., 1818 Market Street, Philadelphia, PA 19103
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

Approximate Date of Public Offering:                                May 30, 1997

                                                                    ------------
It is proposed that this filing will become effective:

           immediately upon filing pursuant to paragraph (b)
     -----
       X   on May 30, 1997 pursuant to paragraph (b)
     -----
           60 days after filing pursuant to paragraph (a)(1)
     -----
           on (date) pursuant to paragraph (a)(1)
     -----
           75 days after filing pursuant to paragraph (a)(2)
     -----
           on (date) pursuant to paragraph (a)(2) of Rule 485
     -----

          Registrant has registered an indefinite amount of securities under the Securities Act of 1933 pursuant to Section 24(f)
        of the Investment Company Act of 1940. Registrant's 24f-2 Notice
           for its most recent fiscal year was filed on May 28, 1997.

                             --- C O N T E N T S ---



This Post-Effective Amendment No. 41 to Registration File No. 2-60770 includes the following:

           1.  Facing Page

           2.  Contents Page

           3.  Cross-Reference Sheet

           4.  Part A - Prospectuses

           5.  Part B - Statement of Additional Information

           6.  Part C - Other Information

           7.  Signatures

                                                      CROSS-REFERENCE SHEET*

                                                              PART A
                                                                        Location in
Item No.  Description                                                   Prospectuses

                                                                          B Class/         Consultant
                                                         A Class          C Class            Class
   1      Cover Page................................      Cover            Cover             Cover

   2      Synopsis..................................    Synopsis;        Synopsis;         Synopsis;
                                                        Summary of       Summary of        Summary of
                                                         Expenses         Expenses          Expenses

   3      Condensed Financial Information...........    Financial        Financial         Financial
                                                        Highlights       Highlights        Highlights

   4      General Description of Registrant ........    Investment       Investment        Investment
                                                         Objective        Objective         Objective
                                                        and Policy;      and Policy;       and Policy;
                                                          Shares           Shares            Shares

   5      Management of the Fund ...................    Management       Management        Management
                                                        of the Fund      of the Fund       of the Fund

   6      Capital Stock and Other Securities .......   The Delaware     The Delaware      The Delaware
                                                        Difference;      Difference;       Difference;
                                                        Dividends         Dividends         Dividends
                                                            and              and               and
                                                      Distributions;   Distributions;    Distributions;
                                                          Taxes;           Taxes;            Taxes;
                                                          Shares           Shares            Shares


                                                      CROSS-REFERENCE SHEET*

                                                              PART A
                                                            (Continued)
                                                                          Location in
Item No.  Description                                                     Prospectuses

                                                                            B Class/         Consultant
                                                           A Class          C Class            Class
   7      Purchase of Securities Being Offered......        Cover;           Cover;            Cover;
                                                            Buying         How to Buy          Buying
                                                            Shares;          Shares;           Shares;
                                                           Net Asset        Net Asset         Net Asset
                                                           Value Per        Value Per         Value Per
                                                            Share;           Share;            Share;
                                                          Management       Management        Management
                                                         of the Fund      of the Fund       of the Fund

   8      Redemption or Repurchase..................        Buying         How to Buy          Buying
                                                            Shares;          Shares;           Shares;
                                                          Redemption       Redemption        Redemption
                                                              and              and               and
                                                            Exchange         Exchange          Exchange

   9      Legal Proceedings.........................          None             None              None




   * This filing relates to Registrant's Delaware Cash Reserve A Class, Delaware Cash Reserve B Class, Delaware Cash Reserve C Class and Delaware Cash Reserve Consultant Class. There are separate prospectuses for each of the Delaware Cash Reserve A Class and Delaware Cash Reserve Consultant Class and a combined prospectus for Delaware Cash Reserve B Class and Delaware Cash Reserve C Class. The four classes have a common Statement of Additional Information and Part C.

                                                     CROSS REFERENCE SHEET

                                                              PART B
                                                                                Location in Statement
Item No.  Description                                                        of Additional Information
                                                                             -------------------------
  10      Cover Page......................................................              Cover

  11      Table of Contents...............................................        Table of Contents

  12      General Information and History.................................       General Information

  13      Investment Objectives and Policies..............................      Investment Objective
                                                                                      and Policy

  14      Management of the Registrant....................................     Officers and Directors

  15      Control Persons and Principal Holders of Securities.............     Officers and Directors

  16      Investment Advisory and Other Services..........................     Plans Under Rule 12b-1
                                                                                for Consultant Class
                                                                             Shares, Class B Shares and
                                                                                Class C Shares (under
                                                                                 Purchasing Shares);
                                                                                Investment Management
                                                                                 Agreement; Officers
                                                                                    and Directors;
                                                                                 General Information;
                                                                                 Financial Statements

  17         Brokerage Allocation.......................................        Trading Practices

  18         Capital Stock and Other Securities.........................       Capitalization and
                                                                                Noncumulative Voting
                                                                                   (under General
                                                                                    Information)

  19         Purchase, Redemption and Pricing of Securities
                    Being Offered.........................................       Purchasing Shares;
                                                                                   Offering Price;
                                                                                     Redemption;
                                                                                 Exchange Privilege

  20         Tax Status.................................................               Taxes

  21         Underwriters ..............................................         Purchasing Shares

  22         Calculation of Performance Data............................      Performance Information

  23         Financial Statements.......................................       Financial Statements

                                                     CROSS REFERENCE SHEET

                                                             PART C
                                                                                  Location in
Item No.       Description                                                           Part C
                                                                                  -----------
    24         Financial Statements and Exhibits........................            Item 24

    25         Persons Controlled by or under Common
                  Control with Registrant...............................            Item 25

    26         Number of Holders of Securities..........................            Item 26

    27         Indemnification..........................................            Item 27

    28         Business and Other Connections of Investment Adviser.....            Item 28

    29         Principal Underwriters...................................            Item 29

    30         Location of Accounts and Records.........................            Item 30

    31         Management Services......................................            Item 31

    32         Undertakings.............................................            Item 32

DELAWARE CASH RESERVE                                                 PROSPECTUS
A CLASS SHARES                                                     MAY 30, 1997

 -------------------------------------------------------------------------------


                   1818 Market Street, Philadelphia, PA 19103

             For Prospectus and Performance: Nationwide 800-523-4640

            Information on Existing Accounts: Nationwide 800-523-1918

      Representatives of Financial Institutions: Nationwide 800-659-2265


         This Prospectus describes shares of Delaware Cash Reserve A Class ("Class A Shares") of Delaware Group Cash Reserve, Inc. (the "Fund"), a professionally-managed mutual fund. The Fund's objective is to seek maximum current income while preserving principal and maintaining liquidity. The Fund is a money market fund and intends to achieve its objective by investing its assets in a diversified portfolio of money market instruments.

         Class A Shares are not subject to front-end or contingent deferred sales charges and are not subject to annual 12b-1 Plan distribution expenses. See Buying Shares. While the Fund will make every effort to maintain a stable net asset value of $1.00 per share, there is no assurance that the Fund will be able to do so. The shares of the Fund are neither insured nor guaranteed by the U.S. government.

         This Prospectus relates only to Class A Shares and sets forth information that you should read and consider before you invest. Please retain it for future reference. The Fund's Statement of Additional Information ("Part B" of the Fund's registration statement), dated May 30, 1997, as it may be amended from time to time, contains additional information about the Fund and has been filed with the Securities and Exchange Commission. Part B is incorporated by reference into this Prospectus and is available, without charge, by writing to Delaware Distributors, L.P. at the above address or by calling the above numbers. The Fund's financial statements appear in its Annual Report, which will accompany any response to requests for Part B.

         The Fund also offers Delaware Cash Reserve Consultant Class ("Consultant Class Shares"), Delaware Cash Reserve B Class ("Class B Shares") and Delaware Cash Reserve C Class ("Class C Shares"). Shares of those classes may be subject to sales charges and other expenses, which may affect their performance. A prospectus for Consultant Class Shares and a prospectus for Class B Shares and Class C Shares can be obtained by writing to Delaware Distributors, L.P. at the above address or by calling the above number.

TABLE OF CONTENTS

Cover Page                                  Retirement Planning
Synopsis                                    Buying Shares
Summary of Expenses                         Redemption and Exchange
Financial Highlights                        Dividends and Distributions
Investment Objective and Policy             Taxes
         Suitability                        Net Asset Value Per Share
         Investment Strategy                Management of the Fund
The Delaware Difference
         Plans and Services


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

BE SURE TO CONSULT YOUR FINANCIAL ADVISER WHEN MAKING INVESTMENTS. MUTUAL FUNDS CAN BE A VALUABLE PART OF YOUR FINANCIAL PLAN; HOWEVER, SHARES OF THE FUND ARE NOT FDIC OR NCUSIF INSURED, ARE NOT GUARANTEED BY ANY BANK OR ANY CREDIT UNION, ARE NOT OBLIGATIONS OF ANY BANK OR ANY CREDIT UNION, AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. SHARES OF THE FUND ARE NOT BANK OR CREDIT UNION DEPOSITS.

SYNOPSIS

Investment Objective
         The investment objective of the Fund is to seek maximum current income while preserving principal and maintaining liquidity. The Fund intends to achieve its objective by investing its assets in a diversified portfolio of money market instruments. For further details, see Investment Objective and Policy.

Investment Manager, Distributor and Service Agent
         Delaware Management Company, Inc. (the "Manager") furnishes investment management services to the Fund, subject to the supervision and direction of the Fund's Board of Directors. The Manager also provides investment management services to certain of the other funds in the Delaware Group. Delaware Distributors, L.P. (the "Distributor") is the national distributor for the Fund and for all of the other mutual funds in the Delaware Group. Delaware Service Company, Inc. (the "Transfer Agent") is the shareholder servicing, dividend disbursing, accounting services and transfer agent for the Fund and for all of the other mutual funds in the Delaware Group. See Summary of Expenses and Management of the Fund for further information regarding the Manager and the fees payable under the Fund's Investment Management Agreement.

Purchase Price
         Class A Shares offered by this Prospectus are available at net asset value, without a front-end or contingent deferred sales charge and are not subject to distribution fees under a Rule 12b-1 distribution plan. See Buying Shares.

Minimum Investment
         Generally, the minimum initial investment for Class A Shares is $1,000. Subsequent investments generally must be at least $100. The minimum purchase amounts for retirement plans may vary. See Buying Shares.

Redemption and Exchange
         Class A Shares of the Fund may be redeemed or exchanged at the net asset value next calculated after receipt of the redemption or exchange request. See Redemption and Exchange.

Open-End Investment Company
         The Fund was created in 1977, organized as a Pennsylvania business trust in 1983 and reorganized as a Maryland corporation in 1990. It is an open-end management investment company, and its portfolio of assets is diversified as defined by the Investment Company Act of 1940 (the "1940 Act") and Rule 2a-7 under the 1940 Act. See Shares under Management of the Fund.

SUMMARY OF EXPENSES

                        Shareholder Transaction Expenses
      --------------------------------------------------------------------------

      Maximum Sales Charge Imposed on Purchases
      (as a percentage of offering price)..............................  None

      Maximum Sales Charge Imposed on Reinvested Dividends
      (as a percentage of offering price)..............................  None

      Redemption Fees..................................................  None*

      Exchange Fees....................................................  None**

                            Annual Operating Expenses
                  (as a percentage of average daily net assets)
      --------------------------------------------------------------------------

      Management Fees..................................................  0.49%

      12b-1 Fees.......................................................  None

      Other Operating Expenses.........................................  0.39%
                                                                         -------

           Total Operating Expenses....................................  0.88%
                                                                         =====

    *CoreStates Bank, N.A. currently charges $7.50 per redemption for redemptions payable by wire.

   **Exchanges are subject to the requirements of each fund and a front-end sales charge may apply.

         Unless waived, investors utilizing the Delaware Group Asset Planner asset allocation service will incur an annual maintenance fee of $35 per Strategy. Investors who utilize the Asset Planner for an Individual Retirement Account ("IRA") will pay an annual IRA fee of $15 per Social Security number. See Buying Shares--Delaware Group Asset Planner.

         For expense information about   Consultant Class Shares, Class B Shares
and Class C Shares, see the separate prospectuses relating to those classes.

         The following example illustrates the expenses that an investor would pay on a $1,000 investment over various time periods, assuming (1) a 5% annual rate of return and (2) redemption at the end of each time period. As noted in the table above, the Fund charges no redemption fees.

              1 year           3 years           5 years          10 years
              ------           -------           -------          --------
                $9               $28               $49              $108
                ==               ===               ===              ====

         The purpose of the above tables is to assist the investor in understanding the various costs and expenses that an investor in Class A Shares will bear directly or indirectly.

This example should not be considered a representation of past or future expenses or performance. Actual expenses may be greater or less than those shown.

--------------------------------------------------------------------------------


FINANCIAL HIGHLIGHTS

The following financial highlights are derived from the financial statements of Delaware Group Cash Reserve, Inc. and have been audited by Ernst & Young LLP, independent auditors. The data should be read in conjunction with the financial statements, related notes, and the report of Ernst & Young LLP covering such financial information and highlights, all of which are incorporated by reference into Part B. Further information about the Fund's performance is contained in its Annual Report to shareholders. A copy of the Fund's Annual Report (including the report of Ernst & Young LLP) may be obtained from the Fund upon request at no charge.
--------------------------------------------------------------------------------




                                                                                     Year Ended
                                                                3/31/97    3/31/96     3/31/95     3/31/94      3/31/93
Net Asset Value, Beginning of Period(1)........................$1.0000     $1.0000     $1.0000     $1.0000      $1.0000


Income From Investment Operations
Net Investment Income.......................................... 0.0452      0.0490      0.0394      0.0227       0.0283


     Total From Investment Operations.......................... 0.0452      0.0490      0.0394      0.0227       0.0283
                                                                ------      ------      ------      ------       ------

Less Distributions
Dividends (from net investment income).........................(0.0452)    (0.0490)    (0.0394)    (0.0227)     (0.0283)
                                                                ------      ------      ------      ------       ------

     Total Distributions.......................................(0.0452)    (0.0490)    (0.0394)    (0.0227)     (0.0283)
                                                                ------      ------      ------      ------       ------

Net Asset Value, End of Period.................................$1.0000     $1.0000     $1.0000     $1.0000      $1.0000
                                                               =======     =======     =======     =======      =======

--------------------------------------------

Total Return...................................................  4.61%       5.01%       4.01%       2.28%        2.87%


-----------------------------------------------------

Ratios/Supplemental Data

Net Assets, End of Period (000's omitted).....................$594,877    $585,485  $605,993     $699,112      $672,034

Ratio of Expenses to Average Daily Net Assets..................  0.88%       0.95%     1.01%        1.00%         0.90%

Ratio of Net Investment Income to
     Average Daily Net Assets..................................  4.52%       4.90%     3.91%        2.27%         2.88%



                                                                                     Year Ended
                                                                3/31/92    3/31/91     3/29/90     3/30/89      3/31/88
Net Asset Value, Beginning of Period(1)........................$1.0000     $1.0000     $1.0000     $1.0000      $1.0000


Income From Investment Operations
Net Investment Income.......................................... 0.0501      0.0727      0.0820      0.0730       0.0629


     Total From Investment Operations.......................... 0.0501      0.0727      0.0820      0.0730       0.0629
                                                                ------       ------      ------     ------       ------

Less Distributions
Dividends (from net investment income).........................(0.0501)    (0.0727)    (0.0820)    (0.0730)     (0.0629)
                                                               --------     --------    --------    --------    --------

     Total Distributions.......................................(0.0501)    (0.0727)    (0.0820)    (0.0730)     (0.0629)
                                                               --------     --------    --------   --------     --------

Net Asset Value, End of Period.................................$1.0000     $1.0000     $1.0000     $1.0000      $1.0000
                                                               =======      =======     =======     =======     =======

--------------------------------------------

Total Return...................................................  5.13%       7.52%       8.51%       7.55%        6.48%


-----------------------------------------------------

Ratios/Supplemental Data

Net Assets, End of Period (000's omitted)..................... $911,548    $1,042,489  $1,087,547  $1,073,044   $986,408

Ratio of Expenses to Average Daily Net Assets..................   0.81%         0.78%       0.82%       0.90%      0.88%

Ratio of Net Investment Income to
     Average Daily Net Assets..................................   5.04%         7.24%       8.20%       7.32%      6.29%





(1) All figures prior to January 1, 1991 have been restated to reflect a stock recapitalization.

INVESTMENT OBJECTIVE AND POLICY

        As a money market fund, the Fund's objective is to provide maximum current income, while preserving principal and maintaining liquidity. The Fund seeks to do this by investing its assets in a diversified portfolio of money market securities and managing the portfolio to maintain a constant $1.00 per share value. While the Fund will make every effort to maintain a fixed net asset value of $1.00 per share, there can be no assurance that this objective will be achieved.

SUITABILITY
        The Fund is suited for investors who seek the current income available from money market investments, along with easy access to their money and stable principal value. Ownership of Fund shares also reduces the bookkeeping and administrative inconveniences of directly purchasing money market securities.

INVESTMENT STRATEGY
        The Fund invests at least 80% of its assets in money market instruments in order to achieve its objective. While there is no assurance that this objective can be achieved, the Fund must follow certain policies that can only be changed by shareholder approval.

Quality Restrictions
        The Fund limits its investments to those which the Board of Directors has determined present minimal credit risks and are of high quality and which will otherwise meet the maturity, quality and diversification conditions with which taxable money market funds must comply.

        The Fund's investments include securities issued or guaranteed by the U.S. government (e.g., Treasury Bills and Notes), or by the credit of its agencies or instrumentalities (e.g., Federal Housing Administration and Federal Home Loan Bank). The Fund may invest in the certificates of deposit and obligations of both U.S. and foreign banks if they have assets of at least one billion dollars in accordance with the maturity, quality and diversification conditions with which taxable money market funds must comply. The Fund may also purchase commercial paper and other corporate obligations; if a security or, as relevant, its issuer is considered to be rated at the time of the proposed purchase it, or, as relevant, its issuer must be so rated in one of the two highest rating categories (e.g., for commercial paper, A-2 or better by Standard & Poor's Ratings Group ("S&P") and P-2 or better by Moody's Investors Service, Inc. ("Moody's"); and, for other corporate obligations, AA or better by S&P and Aa or better by Moody's) by at least two nationally-recognized statistical rating organizations approved by the Board of Directors or, if such security is not so rated, the purchase of the security must be approved or ratified by the Board of Directors in accordance with the maturity, quality and diversification conditions with which taxable money market funds must comply. Appendix A of Part B describes the ratings of S&P, Moody's, Duff and Phelps, Inc. and Fitch Investors Service, Inc., four of the better-known statistical rating organizations.

Maturity Restrictions
        The Fund maintains an average maturity of not more than 90 days. Also, it does not purchase any instruments with an effective remaining maturity of more than 13 months.

Asset-Backed Securities
        The Fund may also invest in securities which are backed by assets such as receivables on home equity and credit card loans, receivables regarding automobile, mobile home and recreational vehicle loans, wholesale dealer floor plans and leases. All such securities must be rated in the highest rating category by a reputable credit rating agency (e.g., AAA by S&P or Aaa by Moody's). Such receivables are securitized in either a pass-through or a pay-through structure. Pass-through securities provide investors with an income stream consisting of both principal and interest payments in respect of the receivables in the underlying pool. Pay-through asset-backed securities are debt obligations issued usually by a special purpose entity, which are collateralized by the various receivables and in which the payments on the underlying receivables provide the funds to pay the debt service on the debt obligations issued. The Fund may invest in these and other types of asset-backed securities that may be developed in the future. It is the Fund's current policy to limit asset-backed investments to those represented by interests in credit card receivables, wholesale dealer floor plans, home equity loans and automobile loans.

        The rate of principal payment on asset-backed securities generally depends upon the rate of principal payments received on the underlying assets. Such rate of payments may be affected by economic and various other factors such as changes in interest rates. Therefore, the yield may be difficult to predict and actual yield to maturity may be more or less than the anticipated yield to maturity. Such asset-backed securities involve other risks, including the risk that security interests cannot be adequately or in many cases, ever, established. In addition, with respect to credit card receivables, a number of state and federal consumer credit laws give debtors the right to set off certain amounts owed on the credit cards, thereby reducing the outstanding balance. In the case of automobile receivables, there is a risk that the holders may not have either a proper or first security interest in all of the obligations backing such receivables due to the large number of vehicles involved in a typical issuance and technical requirements under state laws. Therefore, recoveries on repossessed collateral may not always be available to support payments on the securities. For further discussion concerning the risks of investing in such asset-backed securities, see Part B.


Rule 144A Securities
        The Fund may invest in restricted securities, including securities eligible for resale without registration pursuant to Rule 144A ("Rule 144A Securities") under the Securities Act of 1933 (the "1933 Act"). Rule 144A permits many privately placed and legally restricted securities to be freely traded among certain institutional buyers such as the Fund. The Fund may invest no more than 10% of the value of its net assets in illiquid securities.

        While maintaining oversight, the Board of Directors has delegated to the Manager the day-to-day function of determining whether or not individual Rule 144A Securities are liquid for purposes of the Fund's 10% limitation on investments in illiquid assets. The Board has instructed the Manager to consider the following factors in determining the liquidity of a Rule 144A Security: (i) the frequency of trades and trading volume for the security; (ii) whether at least three dealers are willing to purchase or sell the security and the number of potential purchasers; (iii) whether at least two dealers are making a market in the security; and (iv) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer).

        If the Manager determines that a Rule 144A Security which was previously determined to be liquid is no longer liquid and, as a result, the Fund's holdings of illiquid securities exceed the Fund's 10% limit on investments in such securities, the Manager will determine what action to take to ensure that the Fund continues to adhere to such limitation.

Investment Techniques
        The Fund intends to hold its investments until maturity, but may sell them prior to maturity for a number of reasons. These reasons include: to shorten or lengthen the average maturity, to increase the yield, to maintain the quality of the portfolio or to maintain a stable share value.

        The Fund may also use repurchase agreements which are at least 100% collateralized by securities in which the Fund can invest directly. Repurchase agreements help the Fund to invest cash on a temporary basis. Under a repurchase agreement, the Fund acquires ownership and possession of a security, and the seller agrees to buy the security back at a specified time and higher price. If the seller is unable to repurchase the security, the Fund could experience delays and losses in liquidating the securities. To minimize this possibility, the Fund considers the creditworthiness of banks and dealers when entering into repurchase agreements.

        The Fund may invest up to 10% of its portfolio in illiquid assets, including repurchase agreements maturing in more than seven days. The Fund may borrow money as a temporary measure for extraordinary purposes or to facilitate redemptions, but it does not presently intend to do so.

        If there were a national credit crisis, an issuer became insolvent or interest rates were to rise, principal values could be adversely affected. Investments in foreign banks and overseas branches of U.S. banks may be subject to less stringent regulations and different risks than U.S. domestic banks.

        Part B provides more information on the Fund's investment policies and restrictions.

THE DELAWARE DIFFERENCE

PLANS AND SERVICES
        The Delaware Difference is our commitment to provide you with superior information and quality service on your investments in the Delaware Group of funds.

SHAREHOLDER PHONE DIRECTORY

Investor Information Center
        800-523-4640
             Fund Information; Literature; Price; Yield and Performance
             Figures

Shareholder Service Center
        800-523-1918
             Information on Existing Regular Investment Accounts and Retirement Plan Accounts; Wire Investments; Wire Liquidations; Telephone Liquidations and Telephone Exchanges

Delaphone
        800-362-FUND
        (800-362-3863)

Performance Information
        You can call the Investor Information Center at any time for current yield information. Yield is updated each weekday and is based on the annualized yield over the past seven-day or longer period.

Shareholder Services
        During business hours, you can call the Delaware Group's Shareholder Service Center. Our representatives can answer any questions about your account, various service features, the Fund and other funds in the Delaware Group.

Delaphone Service
        Delaphone is an account inquiry service for investors with Touch-Tone(R) phone service. It enables you to get information on your account faster than the mailed statements and confirmations. Delaphone also provides current performance information on the Fund, as well as other funds in the Delaware Group. Delaphone is available seven days a week, 24 hours a day.

Account Statements
        A statement of account will be mailed each quarter summarizing all transactions during the period. Accounts in which there has been activity, other than a reinvestment of dividends, will receive a monthly statement confirming transactions for that period. You should examine statements immediately and promptly report any discrepancy by calling the Shareholder Service Center.

Duplicate Confirmations
        If your financial adviser or investment dealer is noted on your investment application, the Fund will send a duplicate confirmation to him or her. This makes it easier for your adviser to help you manage your investments.

Tax Information
        In January of each year, the Fund will mail to you information on the tax status of your dividends and distributions.

Dividend Payments
        Dividends, capital gains and other distributions are automatically reinvested in your account, unless you elect to receive them in cash. You may also elect to have the dividends earned in one fund automatically invested in another Delaware Group fund with a different investment objective, subject to certain exceptions and limitations.

        For more information, see Dividend Reinvestment Plan under Buying Shares
- Additional Methods of Adding to Your Investment or call the Shareholder Service Center.

MoneyLine Direct Deposit Service
        If you elect to have your dividends and distributions paid in cash and such dividends and distributions are in an amount of $25 or more, you may choose the MoneyLine Direct Deposit Service and have such payments transferred from your Fund account to your pre-designated bank account. See Dividends and Distributions. In addition, you may elect to have your Systematic Withdrawal Plan payments transferred from your Fund account to your predesignated bank account through this service. See Systematic Withdrawal Plans under Redemption and Exchange. Your funds will normally be credited to your bank account two business days after the payment date. There are no fees for this service. You can initiate the MoneyLine Direct Deposit Service by completing an Authorization Agreement. If your name and address are not identical to the name and address on your Fund account, you must have your signature guaranteed. The MoneyLine Direct Deposit Service is not available for certain retirement plans.

Exchange Privilege
        The Exchange Privilege permits shareholders to exchange all or part of their Class A Shares into shares of the other funds in the Delaware Group, subject to the eligibility and minimum purchase requirements set forth in each fund's prospectus, including any applicable front-end sales charges. For additional information on exchanges, see Investing by Exchange under Buying Shares, and Redemption and Exchange.

Wealth Builder Option
        You may elect to invest in the Fund through regular liquidations of shares in your accounts in other funds in the Delaware Group. Investments under this feature are exchanges and are therefore subject to the same conditions and limitations as other exchanges of Fund shares. See Additional Methods of Adding to Your Investment - Wealth Builder Option and Investing by Exchange under Buying Shares, and Redemption and Exchange.

Delaware Group Asset Planner
        Delaware Group Asset Planner is an asset allocation service that gives you, when working with a professional financial adviser, the ability to more easily design and maintain investments in a diversified selection of Delaware Group mutual funds. The Asset Planner service offers a choice of four predesigned allocation strategies (each with a different risk/reward profile) made up of separate investments in predetermined percentages of Delaware Group funds. With the guidance of a financial adviser, you may also tailor an allocation strategy that meets your personal needs and goals. See Buying Shares.

Financial Information about the Fund
        Each fiscal year, you will receive an audited annual report and an unaudited semi-annual report. These reports provide detailed information about the Fund's investments and performance. The Fund's fiscal year ends on March 31.

RETIREMENT PLANNING

        Class A Shares are suitable for tax-deferred retirement plans. Retirement plans may be subject to plan establishment fees, annual maintenance fees and/or other administrative or trustee fees. Fees are based upon the number of participants in the plan as well as the services selected. Additional information about fees is included in retirement plan materials. Fees are quoted upon request.

        Certain shareholder investment services available to non-retirement plan shareholders may not be available to retirement plan shareholders. For additional information on any of the plans and Delaware's retirement services, call the Shareholder Service Center or see Part B.


Individual Retirement Account ("IRA")
        Individuals, even if they participate in an employer-sponsored retirement plan, may establish their own retirement program. Contributions to an IRA may be tax-deductible and earnings are tax-deferred. The tax deductibility of IRA contributions is restricted, and in some cases eliminated, for individuals who participate in certain employer-sponsored retirement plans and whose annual income exceeds certain limits. Existing IRAs and future contributions up to the IRA maximums, whether deductible or not, still earn on a tax-deferred basis.

Simplified Employee Pension Plan ("SEP/IRA")
        A SEP/IRA may be established by an employer who wishes to sponsor a tax-sheltered retirement program by making contributions on behalf of all eligible employees.

Salary Reduction Simplified Employee Pension Plan ("SAR/SEP")
        Although new SAR/SEP plans may not be established after December 31, 1996, existing plans may be maintained by employers having 25 or fewer employees. An employer may elect to make additional contributions to such existing plans.

403(b)(7) Deferred Compensation Plan
        Permits employees of public school systems or of certain types of non-profit organizations to enter into a deferred compensation arrangement for the purchase of shares.

457 Deferred Compensation Plan
        Permits employees of state and local governments and certain other entities to enter into a deferred compensation arrangement for the purchase of shares.

Prototype Profit Sharing or Money Purchase Pension Plan
        Offers self-employed individuals, partnerships and corporations a tax-qualified plan which provides for the investment of contributions in shares.

Prototype 401(k) Defined Contribution Plan
        Permits employers to establish a tax-qualified plan based on salary deferral contributions.

SIMPLE IRA
        A SIMPLE IRA combines many of the features of an IRA and a 401(k) Plan but is easier to administer than a typical 401(k) Plan. It requires employers to make contributions on behalf of their employees and also has a salary deferral feature that permits employees to defer a portion of their salary into the plan on a pre-tax basis.

SIMPLE 401(k)
        A SIMPLE 401(k) is like a regular 401(k) except that plan sponsors are limited to 100 employees and, in exchange for mandatory plan sponsor contributions, discrimination testing is no longer required.

BUYING SHARES

Purchase Amounts
        Generally, the minimum initial purchase is $1,000 for Class A Shares. Subsequent purchases generally must be $100 or more. For purchases under the Uniform Gifts to Minors Act or Uniform Transfers to Minors Act or through an Automatic Investing Plan, there is a minimum initial purchase of $250 and a minimum subsequent purchase of $25. Minimum purchase requirements do not apply to retirement plans other than IRAs for which there is a minimum initial purchase of $250, and a minimum subsequent purchase of $25, regardless of which class is selected. All purchases are at net asset value. There is no front-end or contingent deferred sales charge.

Investing through Your Investment Dealer
        You can make a purchase of shares of the Fund through most investment dealers who, as part of the service they provide, must transmit orders promptly. They may charge for this service. If you want a dealer but do not have one, the Delaware Group can refer you to one.

Investing by Mail
1. Initial Purchases--An Investment Application or, in the case of a retirement plan account, an appropriate retirement plan application, must be completed, signed and sent with a check payable to Delaware Cash Reserve A Class, to the Delaware Group, at P.O. Box 7977, Philadelphia, PA 19101.

2. Subsequent Purchases--Additional purchases may be made at any time by mailing a check payable to Delaware Cash Reserve A Class. Your check should be identified with your name(s) and account number. An investment slip (similar to a deposit slip) is provided at the bottom of transaction confirmations and dividend statements that you will receive from the Fund. Use of this investment slip can help expedite processing of your check when making additional purchases. Your investment may be delayed if you send additional purchases by certified mail.

Investing by Wire
        You may purchase shares by requesting your bank to transmit funds by wire to CoreStates Bank, N.A., ABA #031000011, account number 1412893401 (include your name(s) and account number for the Class).

1. Initial Purchases--Before you invest, telephone the Shareholder Service Center to get an account number. If you do not call first, processing of your investment may be delayed. In addition, you must promptly send your Investment Application or, in the case of a retirement plan account, an appropriate retirement plan application, to Delaware Cash Reserve A Class, New Accounts, at P.O. Box 7977, Philadelphia, PA 19101.

2. Subsequent Purchases--You may make additional investments anytime by wiring funds to CoreStates Bank, N.A., as described above. You should advise the Shareholder Service Center by telephone of each wire you send.

        If you want to wire investments to a retirement plan account, call the Shareholder Service Center for special wiring instructions.

Investing by Exchange
        If you have an investment in another mutual fund in the Delaware Group, you may write and authorize an exchange of part or all of your investment into shares of the Fund. Class B Shares and Class C Shares of the Fund and Class B Shares and Class C Shares of any other fund in the Delaware Group which offers such classes of shares may not be exchanged into Class A Shares. If you wish to open an account by exchange, call the Shareholder Service Center for more information. All exchanges are subject to the eligibility and minimum purchase requirements set forth in each fund's prospectus. See Redemption and Exchange for more complete information concerning your exchange privileges.

Additional Methods of Adding to Your Investment
        Call the Shareholder Service Center for more information if you wish to use the following services:

1.      Automatic Investing Plan
        The Automatic Investing Plan enables you to make regular monthly investments without writing or mailing checks. You may authorize the Fund to transfer a designated amount monthly from your checking account to your Fund account. Many shareholders use this as an automatic savings plan. Shareholders should allow a reasonable amount of time for initial purchases and changes to these plans to become effective.

        This option is not available to participants in the following plans:
SAR/SEP, SEP/IRA, SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution Plans, or 403(b)(7) or 457 Deferred Compensation Plans.

2.      Direct Deposit
        You may wish to have your employer or bank make regular investments directly to your account for you (for example: payroll deduction, pay by phone, annuity payments). The Fund also accepts preauthorized recurring government and private payments by Electronic Fund Transfer, which avoids mail time and check clearing holds on payments such as social security, federal salaries, Railroad Retirement benefits, etc.

                                      * * *

        Should investments through an automatic investing plan or by direct deposit be reclaimed or returned for some reason, the Fund has the right to liquidate your shares to reimburse the government or transmitting bank. If there are insufficient funds in your account, you are obligated to reimburse the Fund.

3.      Wealth Builder Option
        You can use our Wealth Builder Option to invest in the Fund through regular liquidations of shares in your accounts in other funds in the Delaware Group. You may also elect to invest in other mutual funds in the Delaware Group through the Wealth Builder Option through regular liquidations of shares in your Fund account.

        Under this automatic exchange program, you can authorize regular monthly amounts (minimum of $100 per fund) to be liquidated from your account in one or more funds in the Delaware Group and invested automatically into any other Delaware Group account that you may specify. If in connection with the election of Wealth Builder Option, you wish to open a new account to receive the automatic investment, such new account must meet the minimum initial purchase requirements described in the prospectus of the fund that you select. All investments under this option are exchanges and are therefore subject to the same conditions and limitations as other exchanges noted above. You can terminate your participation in Wealth

Builder at any time by giving written notice to the fund from which the exchanges are made. See Redemption and Exchange.

        This option is not available to participants in the following plans:
SAR/SEP, SEP/IRA, SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution Plans, or 403(b)(7) or 457 Deferred Compensation Plans.

4.      Dividend Reinvestment Plan
        You can elect to have your distributions (dividend income or other distributions) paid to you by check or reinvested in your account without a sales charge or you may be permitted to reinvest your distributions in certain other funds in the Delaware Group without a sales charge, subject to eligibility and minimum purchase requirements set forth in each fund's prospectus. The dividends from Class A Shares may not be invested in Class B Shares or Class C Shares of the Fund or any other Class B Shares or Class C Shares of the funds in the Delaware Group of funds which offer such a class of shares. For more information about reinvestments in shares of other funds in the Delaware Group, call the Shareholder Service Center.

        Distributions and/or dividends for participants in the following retirement plans are automatically reinvested into the same Delaware Group fund:
SAR/SEP, SEP/IRA, SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution Plans, or 403(b)(7) or 457 Deferred Compensation Plans.

Delaware Group Asset Planner
        To invest in Delaware Group funds using the Delaware Group Asset Planner asset allocation service, you should complete a Delaware Group Asset Planner Account Registration Form, which is available only from a financial adviser or investment dealer. As previously described, the Delaware Group Asset Planner service offers a choice of four predesigned asset allocation strategies (each with a different risk/reward profile) in predetermined percentages in Delaware Group funds. Or, with the help of a financial adviser, you may design a customized asset allocation strategy.

        The sales charge on an investment through the Asset Planner service is determined by the individual sales charges of the underlying funds and their percentage allocation in the selected Strategy. Exchanges from existing Delaware Group accounts into the Asset Planner service may be made at net asset value under the circumstances described under Investing by Exchange above and in each fund's prospectus. The minimum initial investment per Strategy is $2,000; subsequent investments must be at least $100. Individual fund minimums do not apply to investments made using the Asset Planner service. Class A, Class B, Class C and Consultant Class Shares are available through the Asset Planner service. Generally, only shares within the same class may be used within the same Strategy. For purposes of the Delaware Group Asset Planner service, Consultant Class Shares may be used in the same strategy with Class A Shares.

        An annual maintenance fee, currently $35 per Strategy, is due typically at the time of initial investment and by September 30 of each subsequent year. The fee, payable to Delaware Service Company, Inc. to defray extra costs associated with administering the Asset Planner service, will be deducted automatically from one of the funds within your Asset Planner account if not paid by September 30. However, effective November 1, 1996, the annual fee is waived until further notice. Investors who utilize the Asset Planner for an IRA will continue to pay an annual IRA fee of $15 per Social Security number. See Part B.

        Investors will receive a customized quarterly Strategy Report summarizing all Delaware Group Asset Planner investment performance and account activity during the prior period. Confirmation statements will be sent following all transactions other than those involving a reinvestment of distributions.

        Certain shareholder services are not available to investors using the Asset Planner service, due to its special design. These include Delaphone, Checkwriting, Wealth Builder Option and Letter of Intention. Systematic Withdrawal Plans are available after the account has been open for two years.

Purchase Price and Effective Date
        The offering price (net asset value) of Class A Shares is determined as of the close of regular trading on the New York Stock Exchange (ordinarily, 4 p.m., Eastern time) on days when the Exchange is open.

        Investments by Federal Funds wire will be effective upon receipt. If the wire is received after the time the offering price of shares is determined, as noted above, it will be effective the next business day. If the investment is made by check, the check must be converted to Federal Funds before your purchase can be effective (normally one business day after receipt).

        Your purchase begins earning dividends the next business day after becoming effective. See Dividends and Distributions for additional information.

The Conditions of Your Purchase
        The Fund reserves the right to reject any purchase order. If a purchase is canceled because your check is returned unpaid, you are responsible for any loss incurred. The Fund can redeem shares from your account(s) to reimburse itself for any loss, and you may be restricted from making future purchases in any of the funds in the Delaware Group. The Fund reserves the right to reject purchase orders paid by third-party checks or checks that are not drawn on a domestic branch of a United States financial institution. If a check drawn on a foreign financial institution is accepted, you may be subject to additional bank charges for clearance and currency conversion.

        The Fund also reserves the right, following shareholder notification, to charge a service fee on non-retirement accounts that, as a result of redemption, have remained below the minimum stated account balance for a period of three or more consecutive months. Holders of such accounts may be notified of their insufficient account balance and advised that they have until the end of the current calendar quarter to raise their balance to the stated minimum. If the account has not reached the minimum balance requirement by that time, the Fund will charge a $9 fee for that quarter and each subsequent calendar quarter until the account is brought up to the minimum balance. The service fee will be deducted from the account during the first week of each calendar quarter for the previous quarter, and will be used to help defray the cost of maintaining low balance accounts. No fees will be charged without proper notice and no contingent deferred sales charge will apply to such assessments.

        The Fund also reserves the right, upon 60 days' written notice, to involuntarily redeem accounts that remain under $1,000 as a result of redemptions. An investor making the minimum initial investment may be subject to involuntary redemption if he or she redeems any portion of his or her account.

Consultant Class Shares, Class B Shares and Class C Shares
        In addition to offering Class A Shares, the Fund also offers
Consultant Class Shares, Class B Shares and Class C Shares, which are described in separate prospectuses. Consultant Class Shares, Class B Shares and Class C Shares are available for sale through brokers, financial institutions and other entities which have a dealer agreement with the Fund's Distributor or a service agreement with the Fund. Consultant Class Shares have no front-end or contingent deferred sales charge; such class has a 12b-1 Plan whereby the Fund is permitted to pay the Distributor annual fees payable monthly up to a maximum of 0.30% of the average daily net assets of such shares in order to compensate the Distributor for providing distribution and related services and bearing certain distribution-related expenses. Class B Shares and Class C Shares have no front-end sales charge, are subject to annual 12b-1 expenses equal to a maximum of 1% (0.25% of which are service fees paid to the Distributor, dealers and others) and are subject to a contingent deferred sales charge upon redemption. To obtain a prospectus which describes Consultant Class Shares, Class B Shares or Class C Shares, contact the Distributor by calling the phone number listed on the back cover of this Prospectus.

REDEMPTION AND EXCHANGE

        You can redeem or exchange your shares in a number of different ways. The exchange service is useful if your investment requirements change and you want an easy way to invest in equity funds, more aggressive bond funds or tax-advantaged funds. Exchanges are subject to the requirements of each fund and all exchanges of shares constitute taxable events. See Taxes. All exchanges are subject to the eligibility and minimum purchase requirements set forth in each fund's prospectus. Any applicable front-end sales charge will apply to exchanges from this Fund, and any other money market fund, to other funds, except for exchanges involving assets that were previously invested in a fund with a front-end sales charge and/or resulted from the reinvestment of dividends. Class A Shares may not be exchanged for Class B Shares or Class C Shares. Shares acquired in an exchange must be registered in the state where the acquiring shareholder resides. You may want to consult your financial adviser or investment dealer to discuss which funds in the Delaware Group will best meet your changing objectives and the consequence of any exchange transaction. You may also call the Delaware Group directly for fund information.

        All exchanges involve a purchase of shares of the fund into which the exchange is made. As with any purchase, an investor should obtain and carefully read that fund's prospectus before buying shares in an exchange. The prospectus contains more complete information about the fund, including charges and expenses.

        Your shares will be redeemed or exchanged at a price based on the net asset value next determined after the Fund receives your request in good order. For example, redemption or exchange requests received in good order after the time the offering price of shares is determined will be processed on the next business day. See Purchase Price and Effective Date under Buying Shares. Redemption proceeds will be distributed promptly, as described below, but not later than seven days after a receipt of a redemption request.

        Except as noted below, for a redemption request to be in "good order," you must provide your Class A Shares account number, account registration, and the total number of shares or dollar amount of the transaction. For exchange requests, you must also provide the name of the fund you want to receive the proceeds. Exchange instructions and redemption requests must be signed by the record owner(s) exactly as the shares are registered. You may request a redemption or an exchange by calling the Shareholder Service Center at 800-523-1918. The Fund issues certificates for shares only if you submit a specific request. Any certificates that have been issued for shares you wish to redeem or exchange must accompany your order. The Fund may suspend, terminate or amend the terms of the exchange privilege upon 60 days' written notice to shareholders.

        The Fund will process written and telephone redemption requests to the extent that the purchase orders for the shares being redeemed have already settled. The Fund will honor redemption requests as to shares for which a check was tendered as payment, but the Fund will not mail or wire the proceeds until it is reasonably satisfied that the purchase check has cleared, which may take up to 15 days from the purchase date. You can avoid this potential delay if you purchase shares by wiring Federal Funds. You may call the Shareholder Service Center to determine if your funds are available for redemption. The Fund reserves the right to reject a written or telephone redemption request or delay payment of redemption proceeds if there has been a recent change to the shareholder's address of record.

        Various redemption and exchange methods are outlined below. There is no fee charged by the Fund or the Distributor for redeeming or exchanging your shares, but such fees could be charged in the future. You may also have your investment dealer arrange to have your shares redeemed or exchanged. Your investment dealer may charge for this service.

        All authorizations given by shareholders, including selection of any of the features described below, shall continue in effect until such time as a written revocation or modification has been received by the Fund or its agent.

        Class A Shares of Delaware Group funds that carry a front-end sales charge will be subject to a limited contingent deferred sales charge ("Limited CDSC") upon redemption if the shares were purchased at net asset value without the payment of a front-end sales charge and if a dealer's commission was paid to a financial adviser, except in certain limited instances. Such shares may be exchanged for Class A Shares of the Fund without the imposition of the Limited CDSC at the time of the exchange. However, upon subsequent redemption from Class A Shares of the Fund or after a subsequent exchange into a fund that is subject to the Limited CDSC, such shares will be subject to the Limited CDSC imposed by the original fund whose shares were initially exchanged into Class
A Shares. Shareholders will be given credit for the period during which Class
A Shares were held.

Checkwriting Feature
        Checkwriting is a convenient access feature that allows you to earn dividends until your check is presented to the Fund.

        You can request special checks by marking the box on the Investment Application.

        Checks must be drawn for $500 or more and, unless otherwise indicated on the Investment Application or checkwriting authorization form, must be signed by all owners of the account.

        You will be subject to CoreStates Bank, N.A.'s rules and regulations governing similar accounts. If the amount of the check is greater than the value of the shares in your account, the check will be returned and you may be subject to a charge.

        You may request a stop payment on checks by providing the Fund with a written authorization (oral requests will be accepted only if followed promptly with written authorization). Such requests will remain in effect for six months unless renewed or canceled.

        Checks paid will be returned to you semi-annually (January and July). If you need a copy of a check prior to the regular mailing you may call the Shareholder Service Center.

        The Checkwriting Feature is not available for retirement plans. Also, since dividends are declared daily, you may not use the Checkwriting Feature to close your account. (See Part B for additional information.)

Written Redemption
        You can write to the Fund at 1818 Market Street, Philadelphia, PA 19103 to redeem some or all of your Class A Shares. The request must be signed by all owners of the account or your investment dealer of record. For redemptions of more than $50,000, or when the proceeds are not sent to the shareholder(s) at the address of record, the Fund requires a signature by all owners of the account and a signature guarantee for each owner. Each signature guarantee must be supplied by an eligible guarantor institution. The Fund reserves the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness. The Fund may require further documentation from corporations, executors, retirement plans, administrators, trustees or guardians.

        The redemption request is effective when it is received in good order. Payment is normally mailed the next business day after receipt of your redemption request. If your shares are in certificate form, the certificate must accompany your request and also be in good order. Certificates are issued for shares only if a shareholder submits a specific request.

Written Exchange
        You can also write to the Fund (at 1818 Market Street, Philadelphia, PA 19103) to request an exchange of any or all of your Class A Shares into another mutual fund in the Delaware Group, subject to the same conditions and limitations as other exchanges noted above.

Telephone Redemption and Exchange
        To get the added convenience of the telephone redemption and exchange methods, you must have the Transfer Agent hold your shares (without charge) for you. If you choose to have your shares in certificate form, you may redeem or exchange only by written request and you must return your certificates.

        The Telephone Redemption--Check to Your Address of Record service and the Telephone Exchange service, both of which are described below, are automatically provided unless you notify the Fund in writing that you do not wish to have such services available with respect to your account. The Fund reserves the right to modify, terminate or suspend these procedures upon 60 days' written notice to shareholders. It may be difficult to reach the Fund by telephone during periods when market or economic conditions lead to an unusually large volume of telephone requests.

        Neither the Fund nor its Transfer Agent is responsible for any shareholder loss incurred in acting upon written or telephone instructions for redemption or exchange of Class A Shares which are reasonably believed to be genuine. With respect to such telephone transactions, the Fund will follow reasonable procedures to confirm that instructions communicated by telephone are genuine (including verification of a form of personal identification) as, if it does not, the Fund or the Transfer Agent may be liable for any losses due to unauthorized or fraudulent transactions. Instructions received by telephone are generally tape recorded, and a written confirmation will be provided for all purchase, exchange and redemption transactions initiated by telephone. By exchanging shares by telephone, you are acknowledging prior receipt of a prospectus for the fund into which your shares are being exchanged.

Telephone Redemption--Check to Your Address of Record
        The Telephone Redemption feature is a quick and easy method to redeem shares. You or your investment dealer of record can have redemption proceeds of $50,000 or less mailed to you at your address of record. Checks will be payable to the shareholder(s) of record. Payment is normally mailed the next business day after receipt of the redemption request. This service is only available to individual, joint and individual fiduciary-type accounts.

Telephone Redemption--Proceeds to Your Bank
        Redemption proceeds of $1,000 or more can be transferred to your predesignated bank account by wire or by check. You should authorize this service when you open your account. If you change your predesignated bank account, you must complete an Authorization Form and have your signature guaranteed. For your protection, your authorization must be on file. If you request a wire, your funds will normally be sent the next business day. CoreStates Bank, N.A.'s fee (currently $7.50) will be deducted from your redemption. If you ask for a check, it will normally be mailed the next business day after receipt of your redemption request to your predesignated bank account. There are no separate fees for this redemption method, but the mail time may delay getting funds into your bank account. Simply call the Shareholder Service Center prior to the time the offering price of shares is determined, as noted above.

Telephone Exchange
        The Telephone Exchange feature is a convenient and efficient way to adjust your investment holdings as your liquidity requirements and investment objectives change. You or your investment dealer of record can exchange shares into other funds in the Delaware Group under the same registration, subject to the same conditions and limitations as other exchanges noted above. As with the written exchange service, telephone exchanges are subject to the requirements of each fund, as described above. Telephone exchanges may be subject to limitations as to amounts or frequency.

Systematic Withdrawal Plan
1.      Regular Plans
        This plan provides shareholders with a consistent monthly (or quarterly) payment. This is particularly useful to shareholders living on fixed incomes, since it provides them with a stable supplemental amount. With accounts of at least $5,000, you may elect monthly withdrawals of $25 (quarterly $75) or more. The Fund does not recommend any particular monthly amount, as each shareholder's situation and needs vary. Payments are normally made by check. In the alternative, you may elect to have your payments transferred from your Fund account to your predesignated bank account through the MoneyLine Direct Deposit Service. Your funds will normally be credited to your bank account two business days after the payment date. There are no separate fees for this redemption method. See MoneyLine Direct Deposit Service under The Delaware Difference for more information about this service.

2.      Retirement Plans
        For shareholders eligible under the applicable Retirement Plan to receive benefits in periodic payments, the Systematic Withdrawal Plan provides you with maximum flexibility. A number of formulas are available for calculating your withdrawals depending upon whether the distributions are required or optional. Withdrawals must be for $25 or more; however, no minimum account balance is required. The MoneyLine Direct Deposit Service described above is not available for certain retirement plans.

        For more information on Systematic Withdrawal Plans, call the Shareholder Service Center.

DIVIDENDS AND DISTRIBUTIONS

        The Fund's dividends are declared daily and paid monthly on the last day of each month. Payment by check of cash dividends will ordinarily be mailed within three business days after the payable date.

        Purchases of shares by wire begin earning dividends when converted into Federal Funds and become available for investment, normally the next business day after receipt. However, if the Fund is given prior notice of a Federal Funds wire and an acceptable written guarantee of timely receipt from an investor satisfying the Fund's credit policies, the purchase will start earning dividends on the date the wire is received. Purchases by check earn dividends upon conversion to Federal Funds, normally one business day after receipt.

        The Fund declares a dividend to all shareholders of record at the time the offering price of shares is determined. See Purchase Price and Effective Date under Buying Shares. Thus, when redeeming shares, dividends continue to accrue up to and including the date of redemption.

        Each class of the Fund will share proportionately in the investment income and expenses of the Fund, except that the per share dividends and distributions on Class A Shares will be higher than the per share dividends and distributions on Consultant Class Shares, Class B Shares and Class C Shares, as Class A Shares will not incur the expenses under the 12b-1 Plans for Consultant Class Shares, Class B Shares and Class C Shares. See
Consultant Class Shares, Class B Shares and Class C Shares under Buying Shares. For the seven-day period ended March 31, 1997, the annualized current yield of Class A Shares was 4.69% and the compounded effective yield was 4.80%.

        Short-term capital gains distributions may be paid with the daily dividend; otherwise, they will be distributed annually during the first quarter following the close of the fiscal year.

        Both dividends and distributions will be automatically reinvested in your account unless you elect otherwise. Any check in payment of dividends or other distributions which cannot be delivered by the United States Post Office or which remains uncashed for a period of more than one year may be reinvested in your account at the then-current net asset value and the dividend option may be changed from cash to reinvest. If you elect to take your dividends and distributions in cash and such dividends and distributions are in an amount of $25 or more, you may choose the MoneyLine Direct Deposit Service and have such payments transferred from your Fund account to your predesignated bank account. This service is not available for certain retirement plans. See MoneyLine Direct Deposit Service under The Delaware Difference for more information about this service.

TAXES

        The tax discussion set forth below is included for general information only. Investors should consult their own tax advisers concerning the federal, state, local or foreign tax consequences of an investment in the Fund.

        The Fund has qualified, and intends to continue to qualify, as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code"). As such, the Fund will not be subject to federal income tax, or to any excise tax, to the extent its earnings are distributed as provided in the Code.

        The Fund intends to distribute substantially all of its net investment income and net capital gains, if any. Dividends from net investment income or net short-term capital gains will be taxable to those investors who are subject to income taxes as ordinary income, whether received in cash or in additional shares. No portion of the Fund's distributions will be eligible for the dividends-received deduction for corporations.

        Although the Fund does not expect to distribute any long-term capital gains, any capital gains distributions paid by the Fund, whether received in cash or in additional shares, are taxable to those investors who are subject to income taxes as long-term capital gains, regardless of the length of time an investor owns shares in the Fund.

        Dividends which are declared in October, November or December to shareholders of record in such a month but which, for operational reasons, may not be paid to the shareholder until the following January, will be treated for tax purposes as if paid by the Fund and received by the shareholder on December 31 of the calendar year declared.

        The sale of Fund shares is a taxable event and may result in a capital gain or loss to shareholders subject to tax. Capital gain or loss may be realized from an ordinary redemption of shares or an exchange of shares between the Fund and any other fund in the Delaware Group. However, since the Fund seeks to maintain a constant $1.00 share price for both purchases and redemptions, shareholders are not expected to realize a capital gain or loss upon sale.

        In addition to federal taxes, shareholders may be subject to state and local taxes on distributions. Distributions of interest income and capital gains realized from certain types of U.S. government securities may be exempt from state personal income taxes. Shares of the Fund are exempt from Pennsylvania county personal property taxes.

        Each year, the Fund will mail to you information on the tax status of the dividends and distributions. Shareholders will also receive each year information as to the portion of dividend income, if any, that is derived from U.S. government securities that are exempt from state income tax. Of course, shareholders who are not subject to tax on their income would not be required to pay tax on amounts distributed to them by the Fund.

        The Fund is required to withhold 31% of taxable dividends, capital gains distributions, and redemptions paid to shareholders who have not complied with IRS taxpayer identification regulations. You may avoid this withholding requirement by certifying on your Investment Application your proper Taxpayer Identification Number and by certifying that you are not subject to backup withholding.

NET ASSET VALUE PER SHARE
        The purchase and redemption price of the Fund's shares is equal to the net asset value ("NAV") per share of Class A Shares that is next computed after the order is received. The NAV is computed as of the close of regular trading on the New York Stock Exchange (ordinarily, 4 p.m., Eastern time) on days when the Exchange is open.

        The NAV per share is computed by adding the value of all securities and other assets in the portfolio, deducting any liabilities (expenses and fees are accrued daily) and dividing by the number of shares outstanding.

        The Fund's total net assets are determined by valuing the portfolio securities at amortized cost. Under the direction of the Board of Directors, certain procedures have been adopted to monitor the value of the Fund's securities and stabilize the net asset value per share at $1.00. Prior to January 1, 1991, the portfolio of the Fund was managed to maintain a constant $10.00 per share value. The Fund reduced the net asset value per share from $10.00 to $1.00 by effecting a ten-to-one stock split for shareholders of record on that date.

        The net asset values of all outstanding shares of each class of the Fund will be computed on a pro-rata basis for each outstanding share based on the proportionate participation in the Fund represented by the value of shares of that class. All income earned and expenses incurred by the Fund will be borne on a pro-rata basis by each outstanding share of a class, based on each class' percentage in the Fund represented by the value of shares of such classes, except that Class A Shares will not incur any of the expenses under the Fund's 12b-1 Plans and Consultant Class Shares, Class B Shares and Class C Shares alone will bear the 12b-1 Plan expenses payable under their respective Plans. Due to the specific distribution expenses and other costs that will be allocable to each class, the dividends paid to each class of the Fund may vary. However, the NAV per share of each class is expected to be equivalent.

        See Part B for additional information.

MANAGEMENT OF THE FUND

Directors
        The business and affairs of the Fund are managed under the direction of its Board of Directors. Part B contains additional information regarding the directors and officers.

Investment Manager
        The Manager furnishes investment management services to the Fund.

        The Manager and its predecessors have been managing the funds in the Delaware Group since 1938. On March 31, 1997, the Manager and its affiliates within the Delaware Group, including Delaware International Advisers Ltd., were managing in the aggregate more than $32 billion in assets in the various institutional or separately managed (approximately $20,369,747,000) and investment company (approximately $11,843,719,000) accounts.

        The Manager is an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc. ("DMH"). On April 3, 1995, a merger between DMH and a wholly owned subsidiary of Lincoln National Corporation ("Lincoln National") was completed. DMH and the Manager are now indirect, wholly owned subsidiaries, and subject to the ultimate control, of Lincoln National. Lincoln National, with headquarters in Fort Wayne, Indiana, is a diversified organization with operations in many aspects of the financial services industry, including insurance and investment management. In connection with the merger, a new Investment Management Agreement between the Fund and the Manager was executed following shareholder approval.

        The Manager manages the Fund's portfolio, makes investment decisions and implements them. The Manager also administers the Fund's affairs and pays the Fund's rent and the salaries of all the directors, officers and employees of the Fund who are affiliated with the Manager. For these services, under the Investment Management Agreement, the Manager is paid an annual fee equal to 0.5% on the first $500 million of average daily net assets of the Fund, 0.475% on the next $250 million, 0.45% on the next $250 million, 0.425% on the next $250 million, 0.375% on the next $250 million, 0.325% on the next $250 million, 0.3% on the next $250 million and 0.275% on the average daily net assets over $2 billion, less all directors' fees paid to the unaffiliated directors by the Fund. If the Fund's average daily net assets exceed $3 billion for any month, the Board of Directors will conduct a review of the Investment Management Agreement. For the fiscal year ended March 31, 1997, investment management fees paid by the Fund were 0.49% of average daily net assets.

Portfolio Trading Practices
        Portfolio trades are generally made on a net basis without brokerage commissions. However, the price may include a mark-up or mark-down.

        Banks, brokers or dealers are selected by the Manager to execute the Fund's portfolio transactions.

        The Manager uses its best efforts to obtain the best available price and most favorable execution for portfolio transactions. Orders may be placed with brokers or dealers who provide brokerage and research services to the Manager or its advisory clients. These services may be used by the Manager in servicing any of its accounts. Subject to best price and execution, the Manager may consider a broker/dealer's sales of shares of funds in the Delaware Group of funds in placing portfolio orders, and may place orders with broker/dealers that have agreed to defray certain expenses of such funds, such as custodian fees.

Performance Information
        From time to time, the Fund may publish the "yield" and "effective
yield" for   Class A Shares. Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of Class A Shares refers to the income generated by an investment in the Class over a specified seven-day period. This income is then "annualized," which means the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated in a similar manner but, when annualized, the income earned by an investment in Class A Shares is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. Yield fluctuates and is not guaranteed.

        The Fund may also publish aggregate and average annual total return information concerning the Class which will reflect the compounded rate of return of an investment in the Class over a specified period of time and will assume the investment of all distributions at net asset value. Past performance is not a guarantee of future results.

Distribution and Service
        The Distributor, Delaware Distributors, L.P., serves as the national distributor for the Fund's shares under a Distribution Agreement with the Fund dated April 3, 1995, as amended on November 29, 1995. The Distributor bears all of the costs of promotion and distribution.

        The Transfer Agent, Delaware Service Company, Inc., serves as the shareholder servicing, dividend disbursing and transfer agent for the Fund under an Agreement dated December 20, 1990. The Transfer Agent also provides accounting services to the Fund pursuant to the terms of a separate Fund Accounting Agreement. The directors annually review service fees paid to the Transfer Agent. Certain recordkeeping and other shareholder services that otherwise would be performed by the Transfer Agent may be performed by certain other entities and the Transfer Agent may elect to enter into an agreement to pay such other entities for these services.

        The Distributor and the Transfer Agent are also indirect, wholly owned subsidiaries of DMH.

Expenses
        The Fund is responsible for all of its own expenses other than those expenses borne by the Manager under the Investment Management Agreement and those borne by the Distributor under the Distribution Agreement. For the fiscal year ended March 31, 1997, the Class A Shares' ratio of expenses to average daily net assets was 0.88%.

  Shares
          The Fund is an open-end management investment company. The Fund's portfolio of assets is diversified as defined by the 1940 Act and Rule 2a-7 under the 1940 Act. The Fund was originally created in 1977, organized as a Pennsylvania business trust in 1983 and reorganized as a Maryland corporation in 1990. Fund shares have a par value of $.001, equal voting rights, except as noted below, and are equal in all other respects.

        All Fund shares have noncumulative voting rights which means that the holders of more than 50% of the Fund's shares voting for the election of directors can elect 100% of the directors if they choose to do so. Under Maryland law, the Fund is not required, and does not intend, to hold annual meetings of shareholders unless, under certain circumstances, it is required to do so under the 1940 Act. Shareholders of 10% or more of the Fund's outstanding shares may request that a special meeting be called to consider the removal of a director.

          In addition to Class A Shares, the Fund also offers Class B Shares, Class C Shares and Consultant Class Shares. Shares of each Class represent proportionate interests in the assets of the Fund and have the same voting and other rights and preferences as the other classes of shares of the Fund, except that Class A Shares are not subject to, and may not vote on matters affecting, the Distribution Plans under Rule 12b-1 relating to Class B Shares, Class C Shares and Consultant Class Shares. Similarly, as a general matter, shareholders of Class B Shares, Class C Shares and Consultant Class Shares may vote only on matters affecting the Plan that relates to the class of shares that they hold. However, Class B Shares may vote on any proposal to increase materially the fees to be paid by the Fund under the Rule 12b-1 Plan relating to Consultant Class Shares.

          Cash Reserve A Class is known as Delaware Cash Reserve A Class. From May 1992 to May 1994, Delaware Cash Reserve A Class was known as Delaware Cash Reserve class, and prior to May 1992, it was known as the original class. Cash Reserve Consultant Class is known as Delaware Cash Reserve Consultant Class. From November 1992 to May 1994, Delaware Cash Reserve Consultant Class was known as Delaware Cash Reserve Consultant class, from May 1992 to November 1992, it was known as Delaware Cash Reserve (Institutional) class, and prior to May 1992, it was known as the consultant class. Cash Reserve B Class is known as Delaware Cash Reserve B Class. Cash Reserve C Class is known as Delaware Cash Reserve C Class.

        The Delaware Group includes funds with a wide range of investment objectives. Stock funds, income funds, national and state-specific funds, tax-free funds, money market funds, global and international funds and closed-end equity funds give investors the ability to create a portfolio that fits their personal financial goals. For more information, contact your financial adviser or call Delaware Group at 800-523-4640.




INVESTMENT MANAGER
Delaware Management Company, Inc.
One Commerce Square
Philadelphia, PA  19103

NATIONAL DISTRIBUTOR
Delaware Distributors, L.P.
1818 Market Street
Philadelphia, PA  19103

SHAREHOLDER SERVICING,
DIVIDEND DISBURSING,
ACCOUNTING SERVICES
AND TRANSFER AGENT
Delaware Service Company, Inc.
1818 Market Street
Philadelphia, PA  19103

LEGAL COUNSEL
Stradley, Ronon, Stevens & Young, LLP
One Commerce Square
Philadelphia, PA  19103

INDEPENDENT AUDITORS
Ernst & Young LLP
Two Commerce Square
Philadelphia, PA  19103

CUSTODIAN
Bankers Trust Company
One Bankers Trust Plaza
New York, NY  10006


---------------------------------------------------------

DELAWARE CASH RESERVE

---------------------------------------------------------

A CLASS

---------------------------------------------------------

No Sales Charge









P R O S P E C T U S

---------------------------------------------------------

MAY 30, 1997











                                                                        DELAWARE
                                                                         GROUP

DELAWARE CASH RESERVE
B CLASS SHARES                                                        PROSPECTUS
C CLASS SHARES                                                      MAY 30, 1997


             ------------------------------------------------------


                   1818 Market Street, Philadelphia, PA 19103

             For Prospectus and Performance: Nationwide 800-523-4640

              Information on Existing Accounts: (SHAREHOLDERS ONLY)
                             Nationwide 800-523-1918

                     Dealer Services: (BROKER/DEALERS ONLY)
                             Nationwide 800-362-7500


       Representatives of Financial Institutions: Nationwide 800-659-2265


         This Prospectus describes shares of Delaware Cash Reserve B Class ("Class B Shares") and Delaware Cash Reserve C Class ("Class C Shares") (collectively, the "Classes") of Delaware Group Cash Reserve, Inc. (the "Fund"), a professionally-managed mutual fund of the series type. The Fund's objective is to seek maximum current income while preserving principal and maintaining liquidity. The Fund is a money market fund and intends to achieve its objective by investing its assets in a diversified portfolio of money market instruments. While the Fund will make every effort to maintain a stable net asset value of $1.00 per share, there is no assurance that the Fund will be able to do so. The shares of the Fund are neither insured nor guaranteed by the U.S. government.

         Class B Shares and Class C Shares are available for sale through brokers, financial institutions and other entities which have a dealer agreement with the Fund's Distributor or a service agreement with the Fund. Class B Shares are subject to a contingent deferred sales charge ("CDSC"), which may be imposed on redemptions made within six years of purchase, and annual 12b-1 Plan expenses, which will be assessed against the shares for approximately eight years after purchase. See Automatic Conversion of Class B Shares under Classes of Shares. Class C Shares are subject to a CDSC, which may be imposed upon redemptions made within 12 months of purchase, and annual 12b-1 plan expenses, which will be assessed against the shares for the life of the investment. There is no front-end sales charge imposed upon purchases of Class B Shares or Class C Shares. See Summary of Expenses.

         This Prospectus relates only to the Classes listed above and sets forth information that you should read and consider before you invest. Please retain it for future reference. The Fund's Statement of Additional Information ("Part B" of the Fund's registration statement), dated May 30, 1997, as it may be amended from time to time, contains additional information about the Fund and has been filed with the Securities and Exchange Commission. Part B is incorporated by reference into this Prospectus and is available, without charge, by writing to Delaware Distributors, L.P. at the above address or by calling the above numbers. The Fund's financial statements appear in its Annual Report which will accompany any response to requests for Part B.

         The Fund also offers Delaware Cash Reserve A Class ("Class A Shares") and Delaware Cash Reserve Consultant Class ("Consultant Class Shares"). Prospectuses for Class A Shares and Consultant Class Shares can be obtained by writing to Delaware Distributors, L.P. at the above address or by calling the above numbers.

         Because the Fund offers four classes of shares, an investor is able to choose the method of purchasing shares that is most suitable for his or her needs. In choosing the most suitable class, an investor should consider the differences among the four classes, including the effect of a CDSC and 12b-1 Plan expenses, given the amount of the purchase and the length of time the investor expects to hold the shares, among other circumstances. Generally, the Fund's Class B Shares should be purchased only in conjunction with an investment program involving other funds which offer Class B Shares. Likewise, the Fund's Class C Shares should be purchased only in conjunction with an investment program involving other funds which offer Class C Shares. See Suitability under Investment Objective and Policy. Class A Shares or Consultant Class Shares of the Fund are appropriate for investors seeking a taxable money market investment not involving such a program. See Suitability under Investment Objective and Policy and Class A Shares and Consultant Class Shares under Classes of Shares.


TABLE OF CONTENTS

Cover Page                                           Retirement Planning
Synopsis                                             Classes of Shares
Summary of Expenses                                           How to Buy Shares
Financial Highlights                                 Redemption and Exchange
Investment Objective and Policy                      Dividends and Distributions
         Suitability                                 Taxes
         Investment Strategy                         Net Asset Value Per Share
The Delaware Difference                              Management of the Fund
         Plans and Services



THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

BE SURE TO CONSULT YOUR FINANCIAL ADVISER WHEN MAKING INVESTMENTS. MUTUAL FUNDS CAN BE A VALUABLE PART OF YOUR FINANCIAL PLAN; HOWEVER, SHARES OF THE FUND ARE NOT FDIC OR NCUSIF INSURED, ARE NOT GUARANTEED BY ANY BANK OR ANY CREDIT UNION, ARE NOT OBLIGATIONS OF ANY BANK OR ANY CREDIT UNION, AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. SHARES OF THE FUND ARE NOT BANK OR CREDIT UNION DEPOSITS.

SYNOPSIS


Investment Objective
         The investment objective of the Fund is to seek maximum current income while preserving principal and maintaining liquidity. The Fund seeks to achieve its objective by investing its assets in a diversified portfolio of money market instruments. For further details, see Investment Objective and Policy.

Investment Manager, Distributor and Service Agent
         Delaware Management Company, Inc. (the "Manager") furnishes investment management services to the Fund, subject to the supervision and direction of the Fund's Board of Directors. The Manager also provides investment management services to certain of the other funds in the Delaware Group. Delaware Distributors, L.P. (the "Distributor") is the national distributor for the Fund and for all of the other mutual funds in the Delaware Group. Delaware Service Company, Inc. (the "Transfer Agent") is the shareholder servicing, dividend disbursing, accounting services and transfer agent for the Fund and for all of the other mutual funds in the Delaware Group. See Summary of Expenses and Management of the Fund for further information regarding the Manager and the fees payable under the Fund's Investment Management Agreement.


Sales Charges
         Class B Shares and Class C Shares are available at net asset value, without a front-end sales charge.

         Class B Shares are subject to a CDSC of: (i) 4% if shares are redeemed within two years of purchase; (ii) 3% if shares are redeemed during the third or fourth year following purchase; (iii) 2% if shares are redeemed during the fifth year following purchase; and (iv) 1% if shares are redeemed during the sixth year following purchase. Class B Shares are also subject to annual 12b-1 Plan expenses which are assessed against such shares for approximately eight years after purchase. See Automatic Conversion of Class B Shares under Classes of Shares.

         Class C Shares are subject to a CDSC of 1% if shares are redeemed within 12 months of purchase and are subject to annual 12b-1 Plan expenses which are assessed against such shares for the life of the investment. See Classes of Shares and Distribution (12b-1) and Service under Management of the Fund.


Purchase Amounts
         Generally, the minimum initial investment in either Class is $1,000. Subsequent investments must generally be at least $100.


         Each purchase of Class B Shares is subject to a maximum purchase limitation of $250,000. For Class C Shares, each purchase must be in an amount that is less than $1,000,000. An investor may exceed the maximum purchase limitations for Class B Shares and Class C Shares by making cumulative purchases over a period of time. The minimum and maximum purchase amounts for retirement plans may vary. See How to Buy Shares.




Redemption and Exchange
         Class B Shares and Class C Shares may be redeemed or exchanged at the net asset value next calculated after receipt of the redemption request subject, in the case of redemptions, to any applicable CDSC. Neither the Fund nor the Distributor assesses any additional charges for redemptions or exchanges of Class B Shares or Class C Shares. There are certain limitations on an investor's ability to exchange shares between the various classes of shares that are offered. See Redemption and Exchange.

Open-End Investment Company
         The Fund was created in 1977, organized as a Pennsylvania business trust in 1983 and reorganized as a Maryland corporation in 1990. It is an open-end management investment company and its portfolio of assets is diversified as defined by the Investment Company Act of 1940 (the "1940 Act") and Rule 2a-7 under the 1940 Act. See Shares under Management of the Fund.

SUMMARY OF EXPENSES

         A general comparison of the sales arrangements and other expenses applicable to Class B Shares and Class C Shares follows:


                    Shareholder Transaction Expenses                      Class B Shares            Class C Shares
                    --------------------------------                      --------------            --------------
Maximum Sales Charge Imposed on Purchases
(as a percentage of offering price)......................................       None                      None
Maximum Sales Charge Imposed on Reinvested Dividends
(as a percentage of offering price)......................................       None                      None
Maximum Contingent Deferred Sales Charge
(as a percentage of original purchase price
or redemption proceeds, whichever is lower)..............................       4.00%*                    1.00%*
Redemption Fees..........................................................       None**                    None**



                        Annual Operating Expenses
              (as a percentage of average daily net assets)               Class B Shares            Class C Shares
          -----------------------------------------------------           --------------            --------------
Management Fees..........................................................       0.49%                     0.49%
12b-1 Plan Expenses (including service fees).............................       1.00%***                  1.00%***
Other Operating Expenses.................................................       0.39%                     0.39%
                                                                                -------                   -----
Total Operating Expenses.................................................       1.88%                     1.88%
                                                                                =======

          *Class B Shares are subject to a CDSC of: (i) 4% if shares are redeemed within two years of purchase; (ii) 3% if shares are redeemed during the third or fourth year following purchase; (iii) 2% if shares are redeemed during the fifth year following purchase; (iv) 1% if shares are redeemed during the sixth year following purchase; and (v) 0% thereafter. Class C Shares are subject to a CDSC of 1% if shares are redeemed within 12 months of purchase. See Deferred Sales Charge Alternative - Class B Shares and Level Sales Charge Alternative - Class C Shares under Classes of Shares.


         **CoreStates Bank, N.A. currently charges $7.50 per redemption for redemptions payable by wire.

         ***Class B Shares and Class C Shares are subject to separate 12b-1 Plans. Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted by rules of the National Association of Securities Dealers, Inc. (the "NASD"). See Distribution (12b-1) and Service under Management of the Fund.


           Unless waived, investors utilizing the Delaware Group Asset Planner asset allocation service will incur an annual maintenance fee of $35 per Strategy. Investors who utilize the Asset Planner for an Individual Retirement Account ("IRA") will pay an annual IRA fee of $15 per Social Security number. See How to Buy Shares--Delaware Group Asset Planner.

         For expense information relating to Class A Shares and Consultant Class Shares, see the separate prospectuses relating to those classes.

         The following example illustrates the expenses that an investor would pay on a $1,000 investment in the Classes over various time periods, assuming
(1) a 5% annual rate of return, (2) redemption and no redemption at the end of each time period and (3) payment of a CDSC at the time of redemption, if applicable.

                           Assuming Redemption                             Assuming No Redemption
                   1 Year    3 Years    5 Years    10 Years      1 Year     3 Years    5 Years    10 Years
                   ------    -------    -------    --------      ------     -------    -------    --------
Class B Shares       $59     $89        $122       $201+         $19        $59        $102       $201+
  Class C Shares     $29     $59        $102       $220          $19        $59        $102       $220


+    At the end of approximately eight years after purchase, Class B Shares will
     be automatically be converted into Consultant Class Shares. The   example
     above assumes conversion of Class B Shares at the end of the eighth year. However, the conversion may occur as late as three months after the eighth anniversary of purchase, during which time the higher 12b-1 Plan fees payable by Class B Shares will continue to be assessed. Information for the ninth and tenth years reflects expenses of Consultant Class Shares. See Automatic Conversion of Class B Shares under Classes of Shares for a description of the automatic conversion feature. Also see Class A Shares and Consultant Class Shares under Classes of Shares. The conversion will constitute a tax-free exchange for federal income tax purposes. See Taxes.

         The purpose of the above tables is to assist the investor in understanding the various costs and expenses that an investor in Class B Shares or Class C Shares will bear directly or indirectly.


This example should not be considered a representation of past or future expenses or performance. Actual expenses may be greater or less than those shown.

--------------------------------------------------------------------------------


FINANCIAL HIGHLIGHTS

The following financial highlights are derived from the financial statements of Delaware Group Cash Reserve, Inc. and have been audited by Ernst & Young LLP, independent auditors. The data should be read in conjunction with the financial statements, related notes, and the report of Ernst & Young LLP covering such financial information and highlights, all of which are incorporated by reference into Part B. Further information about the Fund's performance is contained in its Annual Report to shareholders. A copy of the Fund's Annual Report (including the report of Ernst & Young LLP) may be obtained from the Fund upon request at no charge.
--------------------------------------------------------------------------------





                                                              Class B Shares              Class C Shares
                                                              --------------              --------------
                                                                         Period                          Period
                                                                        5/2/94 (1)            Year      11/29/95 (2)
                                                      Year Ended         through             Ended       through
                                                  3/31/97    3/31/96      3/3/196           3/31/97       3/31/96

Net Asset Value, Beginning of Period..............$1.0000    $1.0000      $1.0000            $1.0000      $1.0000

Income From Investment Operations
Net Investment Income............................. 0.0352     0.0390       0.0279             0.0351       0.0124
                                                   ------     ------       ------             ------       ------

          Total From Investment Operations ....... 0.0352     0.0390       0.0279             0.0351       0.0124
                                                   ------     ------       ------             ------       ------

Less Distributions
Dividends (from net investment income)............(0.0352)   (0.0390)     (0.0279)           (0.0351)     (0.0124)
                                                  --------    --------    --------           --------      --------

    Total Distributions...........................(0.0352)    (0.0390)    (0.0279)           (0.0351)     (0.0124)
                                                  --------    --------    --------           --------     --------

Net Asset Value, End of Period....................$1.0000     $1.0000     $1.0000            $1.0000      $1.0000
                                                  =======     =======     =======            =======      =======

--------------------------

Total Return(3)...................................  3.58%       3.97%        3.10%              3.58%       1.24%

---------------------------------------------------

Ratios/Supplemental Data

Net Assets, End of Period (000's omitted)         $12,988     $8,127       $1,088             $2,799        $304

Ratio of Expenses to Average
   Daily Net Assets...............................  1.88%      1.95%         2.01%             1.88%        1.95%

Ratio of Net Investment Income to
     Average Daily Net Assets.....................  3.52%      3.90%         2.91%             3.52%        3.90%




----------
(1) Date of initial public offering; ratios and total return have been annualized.
(2) Date of initial public offering; ratios have been annualized but total return has not been annualized.
(3) Total return does not reflect any applicable CDSC.

INVESTMENT OBJECTIVE AND POLICY

        As a money market fund, the Fund's objective is to provide maximum current income, while preserving principal and maintaining liquidity. The Fund seeks to do this by investing its assets in a diversified portfolio of money market securities and managing the portfolio to maintain a constant $1.00 per share value. While the Fund will make every effort to maintain a fixed net asset value of $1.00 per share, there can be no assurance that this objective will be achieved.

SUITABILITY
         The Fund is suitable for investors who seek the current income available from money market investments, along with easy access to their money and stable principal value. Ownership of Fund shares also reduces the bookkeeping and administrative inconveniences of directly purchasing money market securities.


         Class B Shares and Class C Shares are offered for sale through brokers, financial institutions and other entities that have a Dealer Agreement with the Fund's Distributor or a service agreement with the Fund. Class B Shares and Class C Shares may be suitable for investors who desire the additional investment and administrative services offered by such brokers and other entities.

         Class B Shares are designed for purchase as part of an investment program in Class B Shares of the funds in the Delaware Group which offer that class of shares ("Class B Funds"), or as a temporary defensive option for holders of Class B Shares of other Class B Funds. Likewise, Class C Shares are designed for purchase as part of an investment program in Class C Shares of the funds in the Delaware Group which offer that class of shares ("Class C Funds"), or as a temporary defensive option for holders of Class C Shares of other Class C Funds. Unlike shares of most money market funds, Class B Shares and Class C Shares are subject to a CDSC, as well as relatively high Rule 12b-1 distribution and service fees. Because of the 12b-1 Plan fees and the CDSC to which Class B Shares and Class C Shares are subject, Class B Shares and Class C Shares should be purchased only by those having an interest in participating in such an investment program or those holding or intending to hold Class B Shares of other Class B Funds or Class C Shares of other Class C Funds, as applicable. See Additional Methods of Adding to Your Investment - Dividend Reinvestment Plan under How to Buy Shares, and Exchange Privilege under The Delaware Difference.


INVESTMENT STRATEGY
         The Fund invests at least 80% of its assets in money market instruments in order to achieve its objective. While there is no assurance that this objective can be achieved, the Fund must follow certain policies that can only be changed by shareholder approval.

Quality Restrictions
         The Fund limits its investments to those which the Board of Directors has determined present minimal credit risks and are of high quality and which will otherwise meet the maturity, quality and diversification conditions with which taxable money market funds must comply.

         The Fund's investments include securities issued or guaranteed by the U.S. government (e.g., Treasury Bills and Notes), or by the credit of its agencies or instrumentalities (e.g., Federal Housing Administration and Federal Home Loan Bank). The Fund may invest in the certificates of deposit and obligations of both U.S. and foreign banks if they have assets of at least one billion dollars in accordance with the maturity, quality and diversification conditions with which taxable money market funds must comply. The Fund may also purchase commercial paper and other corporate obligations in accordance with the maturity, quality and diversification conditions with which taxable money market funds must comply. To be considered for purchase by the Fund, a security or, as relevant, the issuer of such security must be rated in one of the two highest rating categories (e.g., for commercial paper, A-2 or better by Standard & Poor's Ratings Group ("S&P") and P-2 or better by Moody's Investors Service, Inc. ("Moody's"); and, for other corporate obligations, AA or better by S&P and Aa or better by Moody's) by at least two nationally-recognized statistical rating organizations or, if such security or, as relevant, its issuer is not so rated, the purchase of that security must be approved or ratified by the Board of Directors. Appendix A of Part B describes the ratings of S&P, Moody's, Duff and Phelps, Inc. and Fitch Investors Service, Inc., four of the better-known statistical rating organizations.

Maturity Restrictions
         The Fund maintains an average maturity of not more than 90 days. Also, it does not purchase any instruments with an effective remaining maturity of more than 13 months.


Asset-Backed Securities
         The Fund may also invest in securities which are backed by assets such as receivables on home equity loans, credit card loans, receivables regarding automobile, mobile home and recreational vehicle loans, wholesale dealer floor plans and leases. All such securities must be rated in the highest rating category by a reputable credit rating agency (e.g., AAA by S&P or Aaa by Moody's). Such receivables are securitized in either a pass-through or a pay-through structure. Pass-through securities provide investors with an income stream consisting of both principal and interest payments in respect of the receivables in the underlying pool. Pay-through securities are debt obligations issued usually by a special purpose entity, which are collateralized by the various receivables and in which the payments on the underlying receivables provide the funds to pay the debt service on the debt obligations issued. The Fund may invest in these and other types of asset-backed securities that may be developed in the future. It is the Fund's current policy to limit asset-backed investments to those represented by interests in credit card receivables, wholesale dealer floor plans, home equity loans and automobile loans.


         The rate of principal payment on asset-backed securities generally depends upon the rate of principal payments received on the underlying assets. Such rate of payments may be affected by economic and various other factors such as changes in interest rates. Therefore, the yield may be difficult to predict and actual yield to maturity may be more or less than the anticipated yield to maturity. Such asset-backed securities involve other risks, including the risk that security interests cannot be adequately or, in many cases, ever established. In addition, with respect to credit card loans, a number of state and federal consumer credit laws give debtors the right to set off certain amounts owed on the credit cards, thereby reducing the outstanding balance. In the case of automobile loans, there is a risk that the holders may not have either a proper or first security interest in all of the obligations backing the receivables due to the large number of vehicles involved in a typical issuance and technical requirements under state laws. Therefore, recoveries on repossessed collateral may not always be available to support payments on the securities. To lessen the effect of failures by obligors on underlying assets to make payments, asset-backed securities may have credit support supplied by a thirty party or derived from the structure of the transaction. The Fund will not pay any additional fees for third-party credit support, although such credit support may increase the price of a security. For further discussion concerning the risks of investing in such asset-backed securities, see Part B.


Rule 144A Securities
         The Fund may invest in restricted securities, including securities eligible for resale without registration pursuant to Rule 144A ("Rule 144A Securities") under the Securities Act of 1933 (the "1933 Act"). Rule 144A permits many privately placed and legally restricted securities to be freely traded among certain institutional buyers such as the Fund. The Fund may invest no more than 10% of the value of its net assets in illiquid securities.

         While maintaining oversight, the Board of Directors has delegated to the Manager the day-to-day function of determining whether or not individual Rule 144A Securities are liquid for purposes of the Fund's 10% limitation on investments in illiquid assets. The Board has instructed the Manager to consider the following factors in determining the liquidity of a Rule 144A Security: (i) the frequency of trades and trading volume for the security; (ii) whether at least three dealers are willing to purchase or sell the security and the number of potential purchasers; (iii) whether at least two dealers are making a market in the security; and (iv) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer).

         If the Manager determines that a Rule 144A Security which was previously determined to be liquid is no longer liquid and, as a result, the Fund's holdings of illiquid securities exceed the Fund's 10% limit on investments in such securities, the Manager will determine what action to take to ensure that the Fund continues to adhere to such limitation.

Investment Techniques
         The Fund intends to hold its investments until maturity, but may sell them prior to maturity for a number of reasons. These reasons include: to shorten or lengthen the Fund's average maturity, to increase the yield, to maintain the quality of the portfolio or to maintain a stable share value.

         The Fund may also use repurchase agreements which are at least 100% collateralized by securities in which the Fund can invest directly. Repurchase agreements help the Fund to invest cash on a temporary basis. Under a repurchase agreement, the Fund acquires ownership and possession of a security and the seller agrees to buy the security back at a specified time and higher price. If the seller is unable to repurchase the security, the Fund could experience delays and losses in liquidating the securities. To minimize this possibility, the Fund considers the creditworthiness of banks and dealers when entering into repurchase agreements.

         The Fund may invest up to 10% of its portfolio in illiquid assets, including repurchase agreements maturing in more than seven days. The Fund may borrow money as a temporary measure for extraordinary purposes or to facilitate redemptions, but it does not presently intend to do so.

         If there were a national credit crisis, an issuer became insolvent or interest rates were to rise, principal values could be adversely affected. Investments in foreign banks and overseas branches of U.S. banks may be subject to less stringent regulations and different risks than U.S. domestic banks.

         Part B provides more information on the Fund's investment policies and restrictions.

THE DELAWARE DIFFERENCE

PLANS AND SERVICES
         The Delaware Difference is our commitment to provide you with superior information and quality service on your investments in the Delaware Group of funds.

SHAREHOLDER PHONE DIRECTORY


Investor Information Center
         800-523-4640
             Fund Information; Literature; Price; Yield and Performance
             Figures

Shareholder Service Center
         800-523-1918
             Information on Existing Regular Investment Accounts and Retirement Plan Accounts; Wire Investments ; Wire Liquidations; Telephone Liquidations and Telephone Exchanges


Delaphone
         800-362-FUND
         (800-362-3863)


Performance Information
         You can call the Investor Information Center   at any time for current
yield information. Yield   is updated each weekday and is based on annualized
yield over the past seven-day or longer period.

Shareholder Services
         During business hours, you can call the Delaware Group's Shareholder Service Center. Our representatives can answer any questions about your account, various service features, the Fund and other funds in the Delaware Group.


Delaphone Service
         Delaphone is an account inquiry service for investors with Touch-Tone(R) phone service. It enables you to get information on your account faster than the mailed statements and confirmations. Delaphone also provides current performance information on the Fund, as well as other funds in the Delaware Group. Delaphone is available seven days a week, 24 hours a day.


Statements and Confirmations
         You will receive quarterly statements of your account summarizing all transactions during the period. Accounts in which there has been activity, other than a reinvestment of dividends, will receive a confirmation after each transaction for that period. You should examine statements and confirmations immediately and promptly report any discrepancy by calling the Shareholder Service Center.


Duplicate Confirmations
         If your financial adviser or investment dealer is noted on your investment application, we will send a duplicate confirmation to him or her. This makes it easier for your adviser to help you manage your investments.

Tax Information
         In January of each year, the Fund will mail to you information on the tax status of your dividends and distributions.


Dividend Payments
         Dividends, capital gains and other distributions are automatically reinvested in your account, unless you elect to receive them in cash. You may also elect to have the dividends earned in one fund automatically invested in another Delaware Group fund with a different investment objective, subject to certain exceptions and limitations. For more information, see Dividend Reinvestment Plan under How to Buy Shares - Additional Methods of Adding to Your Investment or call the Shareholder Service Center.

MoneyLine Direct Deposit Service
         If you elect to have your dividends and distributions paid in cash and such dividends and distributions are in an amount of $25 or more, you may choose the MoneyLine Direct Deposit Service and have such payments transferred from your Fund account to your predesignated bank account. See Dividends and Distributions. In addition, you may elect to have your Systematic Withdrawal Plan payments transferred from your Fund account to your predesignated bank account through this service. See Systematic Withdrawal Plans under Redemption and Exchange. Your funds will normally be credited to your bank account two business days after the payment date. There are no fees for this service. You can initiate the MoneyLine Direct Deposit Service by completing an Authorization Agreement. If your name and address are not identical to the name and address on your Fund account, you must have your signature guaranteed. The MoneyLine Direct Deposit Service is not available for certain retirement plans.

Exchange Privilege
         The Exchange Privilege permits shareholders to exchange all or part of their shares into shares of the other funds in the Delaware Group, subject to certain exceptions and limitations. For additional information on exchanges, see Investing by Exchange under How to Buy Shares, and Redemption and Exchange.

Wealth Builder Option
         You may elect to invest in the Funds through regular liquidations of shares in your accounts in other funds in the Delaware Group. Investments under this feature are exchanges and are therefore subject to the same conditions and limitations as other exchanges of Fund shares. See Additional Methods of Adding to Your Investment - Wealth Builder Option and Investing by Exchange under How to Buy Shares, and Redemption and Exchange.

Delaware Group Asset Planner
         Delaware Group Asset Planner is an asset allocation service that gives you, when working with a professional financial adviser, the ability to more easily design and maintain investments in a diversified selection of Delaware Group mutual funds. The Asset Planner service offers a choice of four predesigned allocation strategies (each with a different risk/reward profile) made up of separate investments in predetermined percentages of Delaware Group funds. With the guidance of a financial adviser, you may also tailor an allocation strategy that meets your personal needs and goals. See How to Buy Shares.

  Financial Information about the Fund
         Each fiscal year, you will receive an audited annual report and an unaudited semi-annual report. These reports provide detailed information about the Fund's investments and performance. The Fund's fiscal year ends on March 31.

RETIREMENT PLANNING


         An investment in the Fund may be suitable for tax-deferred retirement plans. Among the retirement plans noted below, Class B Shares are available for investment only by Individual Retirement Accounts, Simplified Employee Pension Plans, Salary Reduction Simplified Employee Pension Plans, 457 Deferred Compensation Plans and 403(b)(7) Deferred Compensation Plans. Class C Shares are available for all types of retirement plans.


         Retirement plans may be subject to plan establishment fees, annual maintenance fees and/or other administrative or trustee fees. Fees are based on the number of participants in the plan as well as the services selected. Additional information about fees is included in retirement plan materials. Fees are quoted upon request.

         Certain shareholder investment services available to non-retirement plan shareholders may not be available to retirement plan shareholders. For additional information on any of the plans and Delaware's retirement services, call the Shareholder Service Center or see Part B.


Individual Retirement Account ("IRA")
         Individuals, even if they participate in an employer-sponsored retirement plan, may establish their own retirement program for investments in each of the Classes. Contributions to an IRA may be tax-deductible and earnings are tax-deferred. The tax deductibility of IRA contributions is restricted, and in some cases eliminated, for individuals who participate in certain employer-sponsored retirement plans and whose annual income exceeds certain limits. Existing IRAs and future contributions up to the IRA maximums, whether deductible or not, still earn on a tax-deferred basis.

Simplified Employee Pension Plan ("SEP/IRA")
         A SEP/IRA may be established by an employer who wishes to sponsor a tax-sheltered retirement program by making contributions on behalf of all eligible employees. Each Class is available for investment by a SEP/IRA.

Salary Reduction Simplified Employee Pension Plan ("SAR/SEP")
         Although new SAR/SEP plans may not be established after December 31, 1996, existing plans may be maintained by employers having 25 or fewer employees. An employer may also elect to make additional contributions to such existing plan.

403(b)(7) Deferred Compensation Plan
         Permits employees of public school systems or of certain types of non-profit organizations to enter into a deferred compensation arrangement for the purchase of shares. Each Class is available for investment by such plans.


457 Deferred Compensation Plan
         Permits employees of state and local governments and certain other entities to enter into a deferred compensation arrangement for the purchase of shares of each of the Classes.

  Prototype Profit Sharing or Money Purchase Pension Plan
         Offers self-employed individuals, partnerships and corporations a tax-qualified plan which provides for the investment of contributions in Class C Shares. Class B Shares are not available for purchase by such plans.


Prototype 401(k) Defined Contribution Plan
         Permits employers to establish a tax-qualified plan based on salary deferral contributions for investment in Class C Shares. Class B Shares are not available for purchase by such plans.


SIMPLE IRA
         A SIMPLE IRA combines many of the features of an IRA and a 401(k) Plan but is easier to administer than a typical 401(k) Plan. It requires employers to make contributions on behalf of their employees and also has a salary deferral feature that permits employees to defer a portion of their salary into the plan on a pre-tax basis.

SIMPLE 401(k)
         A SIMPLE 401(k) is like a regular 401(k) except that plan sponsors are limited to 100 employees and, in exchange for mandatory plan sponsor contributions, discrimination testing is no longer required. Class B Shares are not available for purchase by such plans.

CLASSES OF SHARES

Alternative Purchase Arrangements
         Shares may be purchased at a price equal to the next determined net asset value per share, subject to a sales charge which may be imposed on a contingent deferred basis for Class B Shares ("deferred sales charge alternative") or Class C Shares ("level sales charge alternative").


         Class B Shares. An investor who elects the deferred sales charge alternative acquires Class B Shares, which do not incur a front-end sales charge when they are purchased, but are subject to a contingent deferred sales charge if they are redeemed within six years of purchase. Class B Shares are subject to annual 12b-1 Plan expenses of up to a maximum of 1% (0.25% of which are service fees to be paid to the Distributor, dealers or others for providing personal service and/or maintaining shareholder accounts) of average daily net assets of such shares for approximately eight years after purchase. Class B Shares permit all of the investor's dollars to work from the time the investment is made. At the end of approximately eight years after purchase, Class B Shares will automatically be converted into Consultant Class Shares. See Automatic Conversion of Class B Shares, below.


         Class C Shares. An investor who elects the level sales charge alternative acquires Class C Shares, which do not incur a front-end sales charge when they are purchased, but are subject to a contingent deferred sales charge if they are redeemed within 12 months of purchase. Class C Shares are subject to annual 12b-1 Plan expenses of up to a maximum of 1% (0.25% of which are service fees to be paid to the Distributor, dealers or others for providing personal service and/or maintaining shareholder accounts) of average daily net assets of such shares for the life of the investment. Unlike Class B Shares, Class C Shares do not convert to another class.


         The alternative purchase arrangements described above permit investors to choose the method of purchasing shares that is most suitable given the amount of their purchase, the length of time they expect to hold their shares and other relevant circumstances. Investors should determine whether, given their particular circumstances, it is more advantageous to purchase Class B Shares and have the entire initial purchase amount invested in the Fund with their investment being subject to a CDSC if they redeem shares within six years of purchase, or purchase Class C Shares and have the entire initial purchase amount invested in the Fund with their investment being subject to a CDSC if they redeem shares within 12 months of purchase. In addition, investors should consider the level of annual 12b-1 Plan expenses applicable to each Class. The higher 12b-1 Plan expenses on Class B Shares and Class C Shares will be offset to the extent a return is realized on the additional money initially invested upon the purchase of such shares. However, there can be no assurance as to the return, if any, that will be realized on such additional money, and the effect of earning a return on such additional money will diminish over time. In comparing Class B Shares to Class C Shares, investors should consider the duration of the annual 12b-1 Plan expenses to which each of the Classes is subject and the desirability of an automatic conversion feature, which is available only for Class B Shares.


         Certain investors might determine it to be advantageous to purchase Class B Shares and have all their money invested initially, even though they would be subject to a CDSC for up to six years after purchase, and annual 12b-1 Plan expenses of up to 1% until the shares are automatically converted into Consultant Class Shares. Still other investors might determine it to be more advantageous to purchase Class C Shares and have all of their funds invested initially, recognizing that they would be subject to a CDSC for just 12 months after purchase but that Class C Shares do not offer a conversion feature, so their shares would be subject to annual 12b-1 Plan expenses of up to 1% for the life of the investment.

         In addition, prospective investors should consider the availability of Class A Shares and Consultant Class Shares. See Class A Shares and Consultant Class Shares, below.

         For the distribution and related services provided to, and the expenses borne on behalf of, the Fund, the Distributor and others will be paid from the proceeds of the 12b-1 Plan fees and, if applicable, the CDSC incurred upon redemption. Financial advisers may receive different compensation for selling Class B and Class C Shares.

         Dividends paid on Class B and Class C Shares, to the extent any dividends are paid, will be calculated in the same manner, at the same time, on the same day and will be in the same amount. See Net Asset Value Per Share.

         The NASD has adopted certain rules relating to investment company sales charges. The Fund and the Distributor intend to operate in compliance with these rules.


Deferred Sales Charge Alternative - Class B Shares
         Class B Shares may be purchased at net asset value without a front-end sales charge and, as a result, the full amount of the investor's purchase payment will be invested in Fund shares. The Distributor currently compensates dealers or brokers for selling Class B Shares at the time of purchase from its own assets. In addition, from time to time, upon written notice to all of its dealers, the Distributor may hold special promotions for specified period during which the Distributor may pay additional compensation to dealers or brokers for selling Class B Shares at the time of purchase. As discussed below, however, Class B Shares are subject to annual 12b-1 Plan expenses of up to a maximum of 1% for approximately eight years after purchase and, if shares are redeemed within six years of purchase, a CDSC.


         Proceeds from the CDSC and the annual 12b-1 Plan fees are paid to the Distributor and others for providing distribution and related services, and bearing related expenses, in connection with the sale of Class B Shares. These payments support the compensation paid to dealers or brokers for selling Class B Shares. Payments to the Distributor and others under the Class B 12b-1 Plan may be in an amount equal to no more than 1% annually. The combination of the CDSC and the proceeds of the 12b-1 Plan fees makes it possible for the Fund to sell Class B Shares without deducting a front-end sales charge at the time of purchase.

         Holders of Class B Shares who exercise the exchange privilege described
below will continue to be subject to the CDSC schedule for   Class B Shares
described in this Prospectus, even after the exchange. Such CDSC schedule may be higher than the CDSC schedule for Class B Shares acquired as a result of the exchange. See Redemption and Exchange.

Automatic Conversion of Class B Shares
         Class B Shares, other than shares acquired through reinvestment of distributions, held for eight years after purchase are eligible for automatic conversion into Consultant Class Shares. Conversions of Class B Shares into Consultant Class Shares will occur only four times in any calendar year, on the last business day of the second full week of March, June, September and December (each, a "Conversion Date"). If the eighth anniversary after a purchase of Class B Shares falls on a Conversion Date, an investor's Class B Shares will be converted on that date. If the eighth anniversary occurs between Conversion Dates, an investor's Class B Shares will be converted on the next Conversion Date after such anniversary. Consequently, if a shareholder's eighth anniversary falls on the day after a Conversion Date, that shareholder will have to hold Class B Shares for as long as an additional three months after the eighth anniversary of purchase before the shares will automatically convert into Consultant Class Shares.

         Class B Shares of a fund acquired through a reinvestment of distributions will convert to the corresponding Class A Shares of that fund (or, in the case of the Fund, Consultant Class Shares) pro-rata with Class B Shares of that fund not acquired through dividend reinvestment.


         All such automatic conversions of Class B Shares will constitute tax-free exchanges for federal income tax purposes. See Taxes.


Level Sales Charge Alternative - Class C Shares
         Class C Shares may be purchased at net asset value without a front-end sales charge and, as a result, the full amount of the investor's purchase payment will be invested in Fund shares. The Distributor currently compensates dealers or brokers for selling Class C Shares at the time of purchase from its own assets. As discussed below, however, Class C Shares are subject to annual 12b-1 Plan expenses and, if redeemed within 12 months of purchase, a CDSC.

         Proceeds from the CDSC and the annual 12b-1 Plan fees are paid to the Distributor and others for providing distribution and related services, and bearing related expenses, in connection with the sale of Class C Shares. These payments support the compensation paid to dealers or brokers for selling Class C Shares. Payments to the Distributor and others under the Class C 12b-1 Plan may be in an amount equal to no more than 1% annually.

         Holders of Class C Shares exercising the exchange privilege described below will continue to be subject to the CDSC schedule for Class C Shares as described in this Prospectus. See Redemption and Exchange.

Contingent Deferred Sales Charge - Class B Shares and Class C Shares
         Class B Shares redeemed within six years of purchase may be subject to a CDSC at the rates set forth below and Class C Shares redeemed within 12 months of purchase may be subject to a CDSC of 1%. CDSCs are charged as a percentage of the dollar amount subject to the CDSC. The charge will be assessed on an amount equal to the lesser of the net asset value at the time of purchase of the shares being redeemed or the net asset value of those shares at the time of redemption. No CDSC will be imposed on increases in net asset value above the initial purchase price, nor will a CDSC be assessed on redemptions of shares acquired through reinvestments of dividends or capital gains distributions. For purposes of this formula, the "net asset value at the time of purchase" will be the net asset value at purchase of Class B Shares or Class C Shares of the Fund, even if those shares are later exchanged for shares of another Delaware Group fund. In the event of an exchange of the shares, the "net asset value of such shares at the time of redemption" will be the net asset value of the shares that were acquired in the exchange. The net asset values of Class B Shares and Class C Shares at the time of purchase and at the time of redemption are expected to be the same if the shares are redeemed directly from the Fund.

         The following table sets forth the rates of the CDSC for Class B Shares of the Fund:

                                                         Contingent Deferred
                                                            Sales Charge
                                                          (as a Percentage
                                                          of Dollar Amount
                Year After Purchase Made                  Subject to Charge)
                ------------------------                  ------------------

                         0-2                                       4%
                         3-4                                       3%
                         5                                         2%
                         6                                         1%
                         7 and thereafter                          None

         During the seventh year after purchase and, thereafter, until converted automatically into Consultant Class Shares, Class B Shares will still be subject to the annual 12b-1 Plan expenses of up to 1% of the average daily net assets of those shares. See Automatic Conversion of Class B Shares, above. Investors are reminded that Consultant Class Shares into which Class B Shares will convert are subject to ongoing 12b-1 Plan expenses of up to a maximum of 0.30% (currently, no more than 0.25%) of the average daily net assets of such shares.

         In determining whether a CDSC applies to a redemption of Class B Shares, it will be assumed that shares held for more than six years are redeemed first, followed by shares acquired through the reinvestment of dividends or distributions, and finally by shares held longest during the six-year period. With respect to Class C Shares, it will be assumed that shares held for more than 12 months are redeemed first followed by shares acquired through the reinvestment of dividends or distributions, and finally by shares held for 12 months or less.


         All investments made during a calendar month, regardless of what day of the month the investment occurred, will age one month on the last day of that month and each subsequent month.

         The CDSC is waived on certain redemptions of Class B Shares and Class C Shares. See Waiver of Contingent Deferred Sales Charge under Redemption and Exchange.



Class A Shares and Consultant Class Shares
         In addition to offering Class B Shares and Class C Shares, the Fund also offers Class A Shares and Consultant Class Shares, which are described in separate prospectuses. Class A Shares can be purchased directly from the Fund or its Distributor and have no front-end sales charge or CDSC and are not subject to 12b- 1 Plan distribution expenses. Consultant Class Shares are available for sale through brokers, financial institutions and other entities which have a Dealer Agreement with the Fund's Distributor or a service agreement with the Fund. Consultant Class Shares have no front-end sales charge or CDSC; such class has a 12b-1 Plan whereby the Fund is permitted to pay the Distributor annual fees payable monthly up to a maximum of 0.30% of the average daily net assets of such shares in order to compensate the Distributor for providing distribution and related services and bearing certain distribution-related expenses. To obtain a prospectus which describes Class A Shares or Consultant Class Shares, contact the Distributor by writing to the address or calling the telephone number listed on the back cover of this Prospectus.

  HOW TO BUY SHARES

Purchase Amounts
         Generally, the minimum initial purchase is $1,000 for Class B Shares and Class C Shares. Subsequent purchases of shares of either Class generally must be $100 or more. For purchases under the Uniform Gifts to Minors Act or Uniform Transfers to Minors Act or through an Automatic Investing Plan, there is a minimum initial purchase of $250 and a minimum subsequent purchase of $25. Minimum purchase requirements do not apply to retirement plans other than IRAs for which there is a minimum initial purchase of $250, and a minimum subsequent purchase of $25, regardless of which Class is selected.


         There is a maximum purchase limitation of $250,000 on each purchase of Class B Shares. For Class C Shares, each purchase must be in an amount that is less than $1,000,000. An investor may exceed these maximum purchase limitations by making cumulative purchases over a period of time. For retirement plans, the maximum purchase limitations apply only to the initial purchase of Class B Shares or Class C Shares by the plan.


Investing through Your Investment Dealer
         You can make a purchase of the Fund through most investment dealers who, as part of the service they provide, must transmit orders promptly. They may charge for this service. If you want a dealer but do not have one, the Delaware Group can refer you to one.

Investing by Mail
1. Initial Purchases--An Investment Application or, in the case of a retirement account, an appropriate retirement plan application, must be completed, signed and sent with a check payable to Delaware Cash Reserve B Class or Delaware Cash Reserve C Class, at P.O. Box 7977, Philadelphia, PA 19101.

2. Subsequent Purchases--Additional purchases may be made at any time by mailing a check payable to Delaware Cash Reserve B Class or Delaware Cash Reserve C Class. Your check should be identified with your name(s) and account number. An investment slip (similar to a deposit slip) is provided at the bottom of transaction confirmations and dividend statements that you will receive from the Fund. Use of this investment slip can help expedite processing of your check when making additional purchases. Your investment may be delayed if you send additional purchases by certified mail.


Investing by Wire
         You may purchase shares by requesting your bank to transmit funds by
wire to CoreStates Bank, N.A., ABA #031000011, account number   1412893401
(include your name(s) and account number for the   Class in which you are
investing).

1. Initial Purchases--Before you invest, telephone the Shareholder Service Center at 800-523-1918 to get an account number. If you do not call first, processing of your investment may be delayed. In addition, you must promptly send your Investment Application or, in the case of a retirement account, an appropriate retirement plan application, to Delaware Cash Reserve B Class or Delaware Cash Reserve C Class, New Accounts, at P.O. Box 7977, Philadelphia, PA 19101.

2. Subsequent Purchases--You may make additional investments anytime by wiring funds to CoreStates Bank, N.A., as described above. You should advise the Shareholder Service Center by telephone of each wire you send.

         If you want to wire investments to a retirement plan account, call the Shareholder Service Center for special wiring instructions.




Investing by Exchange
         If you have an investment in another mutual fund in the Delaware Group, you may write and authorize an exchange of part or all of your investment into shares of the Fund. If you wish to open an account by exchange, call the Shareholder Service Center for more information. All exchanges are subject to the eligibility and minimum purchase requirements set forth in each fund's prospectus. See Redemption and Exchange for more complete information concerning your exchange privileges.


         Holders of Class B Shares of the Fund are permitted to exchange all or part of their Class B Shares only into Class B Shares of other Delaware Group funds. Similarly, holders of Class C Shares of the Fund are permitted to exchange all or part of their Class C Shares only into Class C Shares of other Delaware Group funds. Class B Shares of the Fund and Class C Shares of the Fund acquired by exchange will continue to carry the CDSC and, in the case of Class B Shares, the automatic conversion schedule of the fund from which the exchange is made. The holding period of Class B Shares of the Fund acquired by exchange will be added to that of the shares that were exchanged for purposes of determining the time of the automatic conversion into Consultant Class Shares of the Fund.

         Permissible exchanges into Class B Shares or Class C Shares of the Fund will be made without the imposition of a CDSC by the fund from which the exchange is being made at the time of the exchange.

Additional Methods of Adding to Your Investment
         Call the Shareholder Service Center for more information if you wish to use the following services:

1.       Automatic Investing Plan
         The Automatic Investing Plan enables you to make regular monthly investments without writing or mailing checks. You may authorize the Fund to transfer a designated amount monthly from your checking account to your Fund account. Many shareholders use this as an automatic savings plan. Shareholders should allow a reasonable amount of time for initial purchases and changes to these plans to become effective.


         This option is not available to participants in the following plans:
SAR/SEP, SEP/IRA, SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution Plans, or 403(b)(7) or 457 Deferred Compensation Plans.


2.       Direct Deposit
         You may have your employer or bank make regular investments directly to your account for you (for example: payroll deduction, pay by phone, annuity payments). The Fund also accepts preauthorized recurring government and private payments by Electronic Fund Transfer, which avoids mail time and check clearing holds on payments such as social security, federal salaries, Railroad Retirement benefits, etc.

                                *     *     *

         Should investments through an automatic investing plan or by direct deposit be reclaimed or returned for some reason, the Fund has the right to liquidate your shares to reimburse the government or transmitting bank. If there are insufficient funds in your account, you are obligated to reimburse the Fund.

3.       Wealth Builder Option
         You can use our Wealth Builder Option to invest in the Fund through regular liquidations of shares in your accounts in other funds in the Delaware Group. You may also elect to invest in other mutual funds in the Delaware Group through the Wealth Builder Option through regular liquidations of shares in your Fund account.

         Under this automatic exchange program, you can authorize regular monthly amounts (minimum of $100 per fund) to be liquidated from your account in one or more funds in the Delaware Group and invested automatically into any other account in a Delaware Group mutual fund that you may specify. If in connection with the election of the Wealth Builder Option, you wish to open a new account to receive the automatic investment, such new account must meet the minimum initial purchase requirements described in the prospectus of the fund that you select. All investments under this option are exchanges and are therefore subject to the same conditions and limitations as other exchanges noted above. You can terminate your participation in Wealth Builder at any time by giving written notice to the fund from which the exchanges are made. See Redemption and Exchange.

         This option is not available to participants in the following plans:
SAR/SEP, SEP/IRA, SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution Plans, or 403(b)(7) or 457 Deferred Compensation Plans.

4.       Dividend Reinvestment Plan
         You can elect to have your distributions (dividend income or other distributions) paid to you by check or reinvested in your account without a sales charge at the time of reinvestment or the imposition of a CDSC upon redemption. Or, you may invest your distributions in certain other funds in the Delaware Group, subject to eligibility and minimum purchase requirements set forth in each fund's prospectus. Such investments will not be subject to a front-end sales charge at the time of purchase or the imposition of a CDSC if those shares are later redeemed. See Automatic Conversion of Class B Shares under Classes of Shares for information concerning the automatic conversion of Class B Shares acquired by reinvesting dividends.


         Distributions on Class B Shares may be invested only in Class B Shares of other Delaware Group funds. Distributions on Class C Shares may be invested only in Class C Shares of other Delaware Group funds. For more information about reinvestments, call the Shareholder Service Center.


         Distributions and/or dividends for participants in the following retirement plans are automatically reinvested into the same Delaware Group fund:
SAR/SEP, SEP/IRA, SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution Plans, or 403(b)(7) or 457 Deferred Compensation Plans.

Delaware Group Asset Planner
         To invest in Delaware Group funds using the Delaware Group Asset Planner asset allocation service, you should complete a Delaware Group Asset Planner Account Registration Form, which is available only from a financial adviser or investment dealer. As previously described, the Delaware Group Asset Planner service offers a choice of four predesigned asset allocation strategies (each with a different risk/reward profile) in predetermined percentages in Delaware Group funds. Or, with the help of a financial adviser, you may design a customized asset allocation strategy.

         The sales charge on an investment through the Asset Planner service is determined by the individual sales charges of the underlying funds and their percentage allocation in the selected Strategy.

Exchanges from existing Delaware Group accounts into the Asset Planner service may be made at net asset value under the circumstances described under Investing by Exchange above and in each fund's prospectus. The minimum initial investment per Strategy is $2,000; subsequent investments must be at least $100. Individual fund minimums do not apply to investments made using the Asset Planner service. Class A, Class B, Class C and Consultant Class Shares are available through the Asset Planner service. Generally, only shares within the same class may be used within the same Strategy. For purposes of the Delaware Group Asset Planner service, Consultant Class Shares may be used in the same strategy with Class A Shares.

         An annual maintenance fee, currently $35 per Strategy, is typically due at the time of initial investment and by September 30 of each subsequent year. The fee, payable to Delaware Service Company, Inc. to defray extra costs associated with administering the Asset Planner service, will be deducted automatically from one of the funds within your Asset Planner account if not paid by September 30. However, effective November 1, 1996, the annual fee is waived until further notice. Investors who utilize the Asset Planner for an IRA will continue to pay an annual IRA fee of $15 per Social Security number. See Part B.

         Investors will receive a customized quarterly Strategy Report summarizing all Delaware Group Asset Planner investment performance and account activity during the prior period. Confirmation statements will be sent following all transactions other than those involving a reinvestment of distributions.

         Certain shareholder services are not available to investors using the Asset Planner service, due to its special design. These include Delaphone, Checkwriting, Wealth Builder Option and Letter of Intention. Systematic Withdrawal Plans are available after the account has been open for two years.


Purchase Price and Effective Date
         The offering price (net asset value) is determined as of the close of regular trading on the New York Stock Exchange (ordinarily, 4 p.m., Eastern time) on days when the Exchange is open.

         Investments by Federal Funds wire will be effective upon receipt. If the wire is received after the time the offering price of shares is determined, as noted above, it will be effective the next business day. If the investment is made by check, the check must be converted to Federal Funds before your purchase can be effective (normally one business day after receipt).

         Your purchase begins earning dividends the next business day after becoming effective. See Dividends and Distributions for additional information.

The Conditions of Your Purchase
         The Fund reserves the right to reject any purchase order. If a purchase is canceled because your check is returned unpaid, you are responsible for any loss incurred. The Fund can redeem shares from your account(s) to reimburse itself for any loss, and you may be restricted from making future purchases in any of the funds in the Delaware Group. The Fund reserves the right to reject purchase orders paid by third-party checks or checks that are not drawn on a domestic branch of a United States financial institution. If a check drawn on a foreign financial institution is accepted, you may be subject to additional bank charges for clearance and currency conversion.


         The Fund also reserves the right, following shareholder notification, to charge a service fee on non-retirement accounts that, as a result of a redemption, have remained below the minimum stated account balance for a period of three or more consecutive months. Holders of such accounts may be notified of their insufficient account balance and advised that they have until the end of the current calendar quarter to raise their balance to the stated minimum. If the account has not reached the minimum balance requirement by that time, the Fund will charge a $9 fee for that quarter and each subsequent calendar quarter until the account is brought up to the minimum balance. The service fee will be deducted from the account during the first week of each calendar quarter for the previous quarter, and will be used to help defray the cost of maintaining low-balance accounts. No fees will be charged without proper notice and no CDSC will apply to such assessments.


         The Fund also reserves the right, upon 60 days' written notice, to involuntarily redeem accounts that remain below the minimum initial purchase amount as a result of redemptions. An investor making the minimum initial investment may be subject to involuntary redemption without the imposition of a CDSC if he or she redeems any portion of his or her account.

REDEMPTION AND EXCHANGE


         You can redeem or exchange your shares in a number of different ways. The exchange service is useful if your investment requirements change and you want an easy way to invest in equity funds, more aggressive bond funds or tax-advantaged funds. Exchanges are subject to the requirements of each fund and all exchanges of shares constitute taxable events. See Taxes. Further, in order for an exchange to be processed, shares acquired must be registered in the state where the acquiring shareholder resides. You may want to consult your financial adviser or investment dealer to discuss which funds in the Delaware Group will best meet your changing objectives and the consequences of any exchange transaction. You may also call the Delaware Group directly for fund information.


         All exchanges involve a purchase of shares of the fund into which the exchange is made. As with any purchase, an investor should obtain and carefully read that fund's prospectus before buying shares in an exchange. The prospectus contains more complete information about the fund, including charges and expenses.


         Your shares will be redeemed or exchanged at a price based on the net asset value next determined after the Fund receives your request in good order, subject, in the case of a redemption, to any applicable CDSC. For example, redemption or exchange requests received in good order after the time the net asset value is determined will be processed on the next business day. See Purchase Price and Effective Date under How to Buy Shares. A shareholder submitting a redemption request may indicate that he or she wishes to receive redemption proceeds of a specific dollar amount. In the case of such a request, and in the case of certain redemptions from retirement plan accounts, the Fund will redeem the number of shares necessary to deduct the applicable CDSC and tender to the shareholder the requested amount, assuming the shareholder holds enough shares in his or her account for the redemption to be processed in this manner. Otherwise, the amount tendered to the shareholder upon redemption will be reduced by the amount of the applicable CDSC or Limited CDSC. Redemption proceeds will be distributed promptly, as described below, but not later than seven days after receipt of a redemption request.

         Except as noted below, for a redemption request to be in "good order," you must provide your account number, account registration, and the total number of shares or dollar amount of the transaction. For exchange requests, you must also provide the name of the fund you want to receive the proceeds. Exchange instructions and redemption requests must be signed by the record owner(s) exactly as the shares are registered. You may request a redemption or an exchange by calling the Shareholder Service Center at 800-523-1918. The Fund may suspend, terminate, or amend the terms of the exchange privilege upon 60 days' written notice to shareholders.

         The Fund will process written and telephone redemption requests to the extent that the purchase orders for the shares being redeemed have already settled. The Fund will honor redemption requests as to shares for which a check was tendered as payment, but the Fund will not mail or wire the proceeds until it is reasonably satisfied that the purchase check has cleared, which may take up to 15 days from the purchase date. You can avoid this potential delay if you purchase shares by wiring Federal Funds. The Fund reserves the right to reject a written or telephone redemption request or delay payment of redemption proceeds if there has been a recent change to the shareholder's address of record.

         There is no front-end sales charge or fee for exchanges made between shares of funds which both carry a front-end sales charge. Any applicable front-end sales charge will apply to exchanges from shares of funds not subject to a front-end sales charge, except for exchanges involving assets that were previously invested in a fund with a front-end sales charge and/or exchanges involving the reinvestment of dividends.

         Holders of Class B Shares or Class C Shares ("Original Shares") that exchange their shares for shares of other funds in the Delaware Group (in each case, "New Shares") in a permitted exchange, will not be subject to a CDSC that might otherwise be due upon redemption of Original Shares. However, such shareholders will continue to be subject to the CDSC and, in the case of Class B Shares, the automatic conversion schedule of the Original Shares as described in this Prospectus and any CDSC assessed upon redemption will be charged by the Fund. In an exchange of Class B Shares from the Fund, the Fund's CDSC schedule may be higher than the CDSC schedule relating to New Shares acquired as a result of the exchange. For purposes of computing the CDSC that may be payable upon a disposition of New Shares, the period of time that an investor held Original Shares is added to the period of time that an investor held New Shares. With respect to Class B Shares, the automatic conversion schedule of Original Shares may be longer than that of New Shares. Consequently, an investment in New Shares by exchange may subject an investor to the higher 12b-1 fees applicable to Class B Shares of the Fund for a longer period of time than if the investment in New Shares were made directly.


         Various redemption and exchange methods are outlined below. Except for the CDSC applicable to certain redemptions of Class B and Class C Shares, there is no fee charged by the Fund or the Distributor for redeeming or exchanging your shares, but such fees could be charged in the future. You may have your investment dealer arrange to have your shares redeemed or exchanged. Your investment dealer may charge for this service.

         All authorizations given by shareholders, including selection of any of the features described below, shall continue in effect until such time as a written revocation or modification has been received by the Fund or its agent.

Written Redemption
         You can write to the Fund at 1818 Market Street, Philadelphia, PA 19103 to redeem some or all of your shares. The request must be signed by all owners of the account or your investment dealer of record. For redemptions of more than $50,000, or when the proceeds are not sent to the shareholder(s) at the address of record, the Fund requires a signature by all owners of the account and a signature guarantee for each owner. Each signature guarantee must be supplied by an eligible guarantor institution. The Fund reserves the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness. The Fund may require further documentation from corporations, executors, retirement plans, administrators, trustees or guardians.

         Payment is normally mailed the next business day after receipt of your redemption request.

Written Exchange
         You may also write to the Fund (at 1818 Market Street, Philadelphia, PA 19103) to request an exchange of any or all of your shares into another mutual fund in the Delaware Group, subject to the same conditions and limitations as other exchanges noted above.


Telephone Redemption and Exchange
         To get the added convenience of the telephone redemption and exchange methods, you must have the Transfer Agent hold your shares (without charge) for you.

         The Telephone Redemption--Check to Your Address of Record service and the Telephone Exchange service, both of which are described below, are automatically provided unless you notify the Fund in writing that you do not wish to have such services available with respect to your account. The Fund reserves the right to modify, terminate or suspend these procedures upon 60 days' written notice to shareholders. It may be difficult to reach the Fund by telephone during periods when market or economic conditions lead to an unusually large volume of telephone requests.

         Neither the Fund nor its Transfer Agent is responsible for any shareholder loss incurred in acting upon written or telephone instructions for redemption or exchange of Fund shares which are reasonably believed to be genuine. With respect to such telephone transactions, the Fund will follow reasonable procedures to confirm that instructions communicated by telephone are genuine (including verification of a form of personal identification) as, if it does not, the Fund or the Transfer Agent may be liable for any losses due to unauthorized or fraudulent transactions. Instructions received by telephone are generally tape recorded, and a written confirmation will be provided for all purchase, exchange and redemption transactions initiated by telephone. By exchanging shares by telephone, you are acknowledging prior receipt of a prospectus for the fund into which your shares are being exchanged.


Telephone Redemption--Check to Your Address of Record
         The Telephone Redemption feature is a quick and easy method to redeem shares. You or your investment dealer of record can have redemption proceeds of $50,000 or less mailed to you at your address of record. Checks will be payable to the shareholder(s) of record. Payment is normally mailed the next business day after receipt of the redemption request. This service is only available to individual, joint and individual fiduciary-type accounts.

Telephone Redemption--Proceeds to Your Bank
         Redemption proceeds of $1,000 or more can be transferred to your predesignated bank account by wire or by check. You should authorize this service when you open your account. If you change your predesignated bank account, you must complete an Authorization Form and have your signature guaranteed. For your protection, your authorization must be on file. If you request a wire, your funds will normally be sent the next business day. CoreStates Bank, N.A.'s fee (currently $7.50) will be deducted from your redemption. If you ask for a check, it will normally be mailed the next business day after receipt of your redemption request to your predesignated bank account. There are no separate fees for this redemption method, but the mail time may delay getting funds into your bank account. Simply call the Shareholder Service Center prior to the time the offering price (net asset value) is determined, as noted above.



Telephone Exchange
         The Telephone Exchange feature is a convenient and efficient way to adjust your investment holdings as your liquidity requirements and investment objectives change. You or your investment dealer of record can exchange your shares into other funds in the Delaware Group under the same registration, subject to the same conditions and limitations as other exchanges noted above. As with the written exchange service, telephone exchanges are subject to the requirements of each fund, as described above. Telephone exchanges may be subject to limitations as to amounts or frequency.

Systematic Withdrawal Plans
1.       Regular Plans
         This plan provides shareholders with a consistent monthly (or quarterly) payment. This is particularly useful to shareholders living on fixed incomes, since it can provide them with a stable supplemental amount. With accounts of at least $5,000, you may elect monthly withdrawals of $25 (quarterly $75) or more. The Fund does not recommend any particular monthly amount, as each shareholder's situation and needs vary. Payments are normally made by check. In the alternative, you may elect to have your payments transferred from your Fund account to your predesignated bank account through the MoneyLine Direct Deposit Service. Your funds will normally be credited to your bank account two business days after the payment date. There are no separate fees for this redemption method. See MoneyLine Direct Deposit Service under The Delaware Difference for more information about this service.

2.       Retirement Plans
         For shareholders eligible under the applicable retirement plan to receive benefits in periodic payments, the Systematic Withdrawal Plan provides you with maximum flexibility. A number of formulas are available for calculating your withdrawals depending upon whether the distributions are required or optional. Withdrawals must be for $25 or more; however, no minimum account balance is required. The MoneyLine Direct Deposit Service described above is not available for certain retirement plans.


                              *     *     *


         The applicable CDSC for Class B Shares and Class C Shares redeemed via a Systematic Withdrawal Plan will be waived if, on the date that the Plan is established, the annual amount selected to be withdrawn is less than 12% of the account balance. If the annual amount selected to be withdrawn exceeds 12% of the account balance on the date that the Systematic Withdrawal Plan is established, all redemptions under the Plan will be subject to the applicable CDSC. Whether a waiver of the CDSC is available or not, the first shares to be redeemed for each Systematic Withdrawal Plan payment will be those not subject to a CDSC because they have either satisfied the required holding period or were acquired through the reinvestment of distributions. The 12% annual limit will be reset on the date that any Systematic Withdrawal Plan is modified (for example, a change in the amount selected to be withdrawn or the frequency or date of withdrawals), based on the balance in the account on that date. See Waiver of Contingent Deferred Sales Charge , below.


         For more information on Systematic Withdrawal Plans, call the Shareholder Service Center.


Waiver of Contingent Deferred Sales Charge
         The CDSC is waived on certain redemptions of Class B Shares in connection with the following redemptions: (i) redemptions that result from the Fund's right to liquidate a shareholder's account if the aggregate net asset value of the shares held in the account is less than the then-effective minimum account size; (ii) returns of excess contributions to an IRA, SIMPLE IRA, SEP/IRA or 403(b)(7) or 457 Deferred Compensation Plans; (iii) periodic distributions from an IRA, SIMPLE IRA, SAR/SEP, SEP/IRA, 403(b)(7) or 457 Deferred Compensation Plan, and IRA distributions qualifying under Section 72(t) of the Internal Revenue Code; and (iv) distributions from an account if the redemption results from the death of all registered owners of the account (in the case of accounts established under the Uniform Gifts to Minors or Uniform Transfers to Minors Acts or trust accounts, the waiver applies upon the death of all beneficial owners) or a total and permanent disability (as defined in
Section 72 of the Internal Revenue Code) of all registered owners occurring after the purchase of the shares being redeemed.

         The CDSC on Class C Shares is waived in connection with the following redemptions: (i) redemptions that result from the Fund's right to liquidate a shareholder's account if the aggregate net asset value of the shares held in the account is less than the then-effective minimum account size; (ii) returns of excess contributions to an IRA, SIMPLE IRA, 403(b)(7) or 457 Deferred Compensation Plan, Profit Sharing Plan, Money Purchase Pension Plan, or 401(k)
Defined Contribution Plan; (iii)   periodic distributions from a 403(b)(7) or
457 Deferred Compensation Plan upon attainment of age 59 1/2, Profit Sharing Plan, Money Purchase Pension Plan, 401(k) Defined Contribution Plans upon attainment of age 70 1/2, and IRA distributions qualifying under Section 72(t) of the Internal Revenue Code; (iv) distributions from a 403(b)(7) Deferred Compensation Plan, 457 Deferred Compensation Plan, Profit Sharing Plan or 401(k) Defined Contribution Plan under hardship provisions of the plan; (v) distributions from a 403(b)(7) Deferred Compensation Plan, 457 Deferred Compensation Plan, Profit Sharing Plan, Money Purchase Pension Plan or a 401(k) Defined Contribution Plan upon attainment of normal retirement age under the plan or upon separation from service; (vi) periodic distributions from an IRA or SIMPLE IRA on or after attainment of age 59; and (vii) distributions from an account if the redemption results from the death of all registered owners of the account (in the case of accounts established under the Uniform Gifts to Minors or Uniform Transfers to Minors Acts or trust accounts, the waiver applies upon the death of all beneficial owners) or a total and permanent disability (as defined in Section 72 of the Internal Revenue Code) of all registered owners occurring after the purchase of the shares being redeemed.


         In addition, the CDSC will be waived on Class B and Class C Shares redeemed in accordance with a Systematic Withdrawal Plan if the annual amount selected to be withdrawn under the Plan does not exceed 12% of the value of the account on the date that the Systematic Withdrawal Plan was established or modified.

DIVIDENDS AND DISTRIBUTIONS

         The Fund's dividends are declared daily and paid monthly on the last day of each month. Payment by check of cash dividends will ordinarily be mailed within three business days after the payable date.


         Purchases of shares by wire begin earning dividends when converted into Federal Funds and become available for investment, normally the next business day after receipt. However, if the Fund is given prior notice of a Federal Funds wire and an acceptable written guarantee of timely receipt from an investor satisfying the Fund's credit policies, the purchase will start earning dividends on the date the wire is received. Purchases by check earn dividends upon conversion to Federal Funds, normally one business day after receipt.


         The Fund declares a dividend to all shareholders of record at the time the offering price (net asset value) of shares is determined. See Purchase Price and Effective Date under How to Buy Shares. Thus, when redeeming shares, dividends continue to accrue up to and including the date of redemption.


         Each class of the Fund will share proportionately in the investment income and expenses of the Fund, except that: (i) the per share dividends and distributions from net investment income on Class B Shares and Class C Shares will be lower than the per share dividends from net investment income on Class A Shares and Consultant Class Shares as a result of the higher expenses under the 12b-1 Plan relating to each of the Class B Shares and Class C Shares; and (ii) the per share dividends from net investment income on Class B Shares, Class C Shares and Consultant Class Shares will be lower than the per share dividends on Class A Shares as such class incurs no 12b-1 Plan expenses. See Distribution (12b-1) and Service under Management of the Fund. For the seven-day period ended March 31, 1997, the annualized current yield of Class B Shares and Class C Shares was 3.69% for each Class, and the compounded effective yields were 3.75% and 3.75%, respectively.


         Short-term capital gains distributions, if any, may be paid with the daily dividend; otherwise, they will be distributed annually during the first quarter following the close of the fiscal year.


         Both dividends and distributions will be automatically reinvested in your account at net asset value unless you elect otherwise. Any check in payment of dividends or other distributions which cannot be delivered by the United States Post Office or which remains uncashed for a period of more than one year may be reinvested in your account at the then-current net asset value and the dividend option may be changed from cash to reinvest. If you elect to take your dividends and distributions in cash and such dividends and distributions are in an amount of $25 or more, you may choose the MoneyLine Direct Deposit Service and have such payments transferred from your Fund account to your predesignated bank account. This service is not available for certain retirement plans. See MoneyLine Direct Deposit Service under The Delaware Difference for more information about this service.

TAXES

         The tax discussion set forth below is included for general information only. Investors should consult their own tax advisers concerning the federal, state, local or foreign tax consequences of an investment in the Fund.

         The Fund has qualified, and intends to continue to qualify, as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code"). As such, the Fund will not be subject to federal income tax, or to any excise tax, to the extent its earnings are distributed as provided in the Code.


         The Fund intends to distribute substantially all of its net investment income and net capital gains, if any. Dividends from net investment income or net short-term capital gains will be taxable to those investors who are subject to income taxes as ordinary income, whether received in cash or in additional shares. No portion of the Fund's distributions will be eligible for the dividends-received deduction for corporations.


         Although the Fund does not expect to distribute any long-term capital gains, any capital gains distributions paid by the Fund, whether received in cash or in additional shares, are taxable to those investors who are subject to income taxes as long-term capital gains, regardless of the length of time an investor owns shares in the Fund.


         Dividends which are declared in October, November or December to shareholders of record in such a month but which, for operational reasons, may not be paid to the shareholder until the following January, will be treated for tax purposes as if paid by the Fund and received by the shareholder on December 31 of the calendar year.

         The sale of Fund shares is a taxable event and may result in a capital gain or loss to shareholders subject to tax. Capital gain or loss may be realized from an ordinary redemption of shares or an exchange of shares between the Fund and any other fund in the Delaware Group. However, since the Fund seeks to maintain a constant $1.00 share price for both purchases and redemptions, shareholders are not expected to realize a capital gain or loss upon sale, although a capital loss might result from the imposition of the CDSC upon redemption.



         The automatic conversion of Class B Shares into Consultant Class Shares of the Fund at the end of approximately eight years after purchase will be tax-free for federal income tax purposes. See Automatic Conversion of Class B Shares under Classes of Shares.


         In addition to federal taxes, shareholders may be subject to state and local taxes on distributions. Distributions of interest income and capital gains realized from certain types of U.S. government securities may be exempt from state personal income taxes. Shares of the Fund are exempt from Pennsylvania county personal property taxes.

         Each year, the Fund will mail to you information on the tax status of dividends and distributions. Shareholders will also receive each year information as to the portion of dividend income, if any, that is derived from U.S. government securities that are exempt from state income tax. Of course, shareholders who are not subject to tax on their income would not be required to pay tax on amounts distributed to them by the Fund.

         The Fund is required to withhold 31% of taxable dividends, capital gains distributions, and redemptions paid to shareholders who have not complied with IRS taxpayer identification regulations. You may avoid this withholding requirement by certifying on your Investment Application your proper Taxpayer Identification Number and by certifying that you are not subject to backup withholding.

NET ASSET VALUE PER SHARE

         The purchase price of Class B Shares and Class C Shares is equal to the net asset value ("NAV") per share that is next computed after the order is received. The NAV is computed as of the close of regular trading on the New York Stock Exchange (ordinarily, 4 p.m., Eastern time) on days when the Exchange is open.

         The NAV per share is computed by adding the value of all securities and other assets in the portfolio, deducting any liabilities (expenses and fees are accrued daily) and dividing by the number of shares outstanding.


         The Fund's total net assets are determined by valuing the portfolio securities at amortized cost. Under the direction of the Board of Directors, certain procedures have been adopted to monitor the value of the Fund's securities and stabilize the net asset value per share at $1.00. Prior to January 1, 1991, the portfolio of the Fund was managed to maintain a constant $10.00 per share value. The Fund reduced the net asset value per share from $10.00 to $1.00 by effecting a ten-to-one stock split for shareholders of record on that date.

         The net asset values of all outstanding shares of each class of the Fund will be computed on a pro-rata basis for each outstanding share based on the proportionate participation in the Fund represented by the value of shares of that class. All income earned and expenses incurred by the Fund will be borne on a pro-rata basis by each outstanding share of a class, based on each class' percentage in the Fund represented by the value of shares of such classes, except that Class A Shares will not incur any of the expenses under the Fund's 12b-1 Plans and Class B Shares, Class C Shares and Consultant Class Shares alone will bear the 12b-1 Plan expenses payable under their respective Plans. Due to the specific distribution expenses and other costs that will be allocable to each class, the dividends paid to each class of the Fund may vary. However, the NAV per share of each class is expected to be equivalent.

         See Part B for additional information.

MANAGEMENT OF THE FUND

Directors
         The business and affairs of the Fund are managed under the direction of its Board of Directors. Part B contains additional information regarding the directors and officers.

Investment Manager
         The Manager furnishes investment management services to the Fund.


         The Manager and its predecessors have been managing the funds in the Delaware Group since 1938. On March 31, 1997, the Manager and its affiliates within the Delaware Group, including Delaware International Advisers Ltd., were managing in the aggregate more than $32 billion in assets in the various institutional or separately managed (approximately $20,369,747,000) and investment company (approximately $11,843,719,000) accounts.

         The Manager is an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc. ("DMH"). On April 3, 1995, a merger between DMH and a wholly owned subsidiary of Lincoln National Corporation ("Lincoln National") was completed. DMH and the Manager are now indirect, wholly owned subsidiaries, and subject to the ultimate control, of Lincoln National. Lincoln National, with headquarters in Fort Wayne, Indiana, is a diversified organization with operations in many aspects of the financial services industry, including insurance and investment management. In connection with the merger, a new Investment Management Agreement between the Fund and the Manager was executed following shareholder approval.

         The Manager manages the Fund's portfolio, makes investment decisions and implements them. The Manager also administers the Fund's affairs and pays the Fund's rent and the salaries of all the directors, officers and employees of the Fund who are affiliated with the Manager. For these services, under the Fund's Investment Management Agreement, the Manager is paid an annual fee equal to 0.5% on the first $500 million of average daily net assets of the Fund, 0.475% on the next $250 million, 0.45% on the next $250 million, 0.425% on the next $250 million, 0.375% on the next $250 million, 0.325% on the next $250 million, 0.3% on the next $250 million and 0.275% on the average daily net assets over $2 billion, less all directors' fees paid to the unaffiliated directors by the Fund. If the Fund's average daily net assets exceed $3 billion for any month, the Board of Directors will conduct a review of the Investment Management Agreement. For the fiscal year ended March 31, 1997, investment management fees paid by the Fund were 0.49% of average daily net assets.


Portfolio Trading Practices
         Portfolio trades are generally made on a net basis without brokerage commissions. However, the price may include a mark-up or mark-down.

         Banks, brokers or dealers are selected by the Manager to execute the Fund's portfolio transactions.


         The Manager uses its best efforts to obtain the best available price and most favorable execution for portfolio transactions. Orders may be placed with brokers or dealers who provide brokerage and research services to the Manager or its advisory clients. These services may be used by the Manager in servicing any of its accounts. Subject to best price and execution, the Manager may consider a broker/dealer's sales of shares of funds in the Delaware Group of funds in placing portfolio orders, and may place orders with broker/dealers that have agreed to defray certain expenses of such funds, such as custodian fees.

Performance Information
         From time to time, the Fund may publish the "yield" and "effective yield" for Class B Shares and Class C Shares. Both yield figures are based on historical earnings and are not intended to indicate future performance. The
"yield" of   Class B Shares and Class C Shares refers to the income generated by
an investment in the   Class over a specified seven-day period. This income is
then "annualized," which means the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated in a similar manner but, when annualized, the income earned by an investment in Class B Shares or Class C Shares is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. Yield fluctuates and is not guaranteed.

         The Fund may also publish aggregate and average annual total return information concerning Class B Shares and Class C Shares which will reflect the compounded rate of return of an investment in the Class over a specified period of time and will assume the reinvestment of all distributions at net asset value and the deduction of any applicable CDSC at the end of the relevant period. In addition, the Fund may present total return information that does not reflect the deduction of any applicable CDSC. In this case, such total return would be more favorable than total return information which includes deductions of any applicable CDSC. Past performance is not a guarantee of future results.


Distribution (12b-1) and Service
         The Distributor, Delaware Distributors, L.P., serves as the national distributor for the Fund's shares under a Distribution Agreement with the Fund dated April 3, 1995, as amended on November 29, 1995.

         The Fund has adopted a separate distribution plan under Rule 12b-1 for each of the Class B Shares and the Class C Shares (the "Plans"). The Plans permit the Fund to pay the Distributor from assets of the respective Classes a monthly fee for its services and expenses in distributing and promoting sales of shares. These expenses include, among other things, preparing and distributing advertisements, sales literature, and prospectuses and reports used for sales purposes, compensating sales and marketing personnel, holding special promotions for specified periods of time, and paying distribution and maintenance fees to brokers, dealers and others. In connection with the promotion of shares of the Classes, the Distributor may, from time to time, pay to participate in dealer-sponsored seminars and conferences, and reimburse dealers for expenses incurred in connection with preapproved seminars, conferences and advertising. The Distributor may pay or allow additional promotional incentives to dealers as part of preapproved sales contests and/or to dealers who provide extra training and information concerning Class B Shares or Class C Shares and increase sales of such shares. In addition, the Fund may make payments from the 12b-1 Plan fees of its respective Classes directly to others, such as banks, who aid in the distribution of Class shares or provide services in respect of a Class, pursuant to service agreements with the Fund.

         The 12b-1 Plan expenses relating to each of the Class B Shares and the Class C Shares are also used to pay the Distributor for advancing the commission costs to dealers with respect to the initial sale of such shares.

         The aggregate fees paid by the Fund from the assets of the respective Classes to the Distributor and others under the Plans may not exceed 1% (0.25% of which are service fees to be paid by the Fund to the Distributor, dealers and others, for providing personal service and/or maintaining shareholder accounts) of each of the Class B Shares' and the Class C Shares' average daily net assets in any year. Class B Shares and Class C Shares will not incur any distribution expenses beyond these limits which may not be increased without shareholder approval.

         The Fund has also adopted a plan under Rule 12b-1 for Consultant Class Shares. The aggregate fees paid by the Fund from the Consultant Class Shares' assets to the Distributor and others under such plan may not exceed

0.30% of such Class' average daily net assets in any year. Consultant Class Shares will not incur any distribution expenses beyond this limit, which may not be increased without shareholder approval. The Board of Directors has set the current fee for Consultant Class Shares at 0.25% of average daily net assets.

         While payments pursuant to the Plans may not exceed (i) 1% annually with respect to Class B Shares and Class C Shares, and (ii) 0.30% annually with respect to Consultant Class Shares, the Plans do not limit fees to amounts actually expended by the Distributor. It is therefore possible that the Distributor may realize a profit in any particular year. However, the Distributor currently expects that its distribution expenses will likely equal or exceed payments to it under the Plans. The Distributor may, however, incur additional expenses and make additional payments to dealers from its own resources to promote the distribution of shares of the Classes. The monthly fees paid to the Distributor under the Plans are subject to the review and approval of the Fund's unaffiliated directors, who may reduce the fee or terminate the Plans at any time.

           The Plans do not apply to Class A Shares. Such shares are not included in calculating the expenses under the Plans, and the Plans are not used to assist in the distribution and marketing of Class A Shares.



         The Transfer Agent, Delaware Service Company, Inc., serves as the shareholder servicing, dividend disbursing and transfer agent for the Fund under an Agreement dated December 20, 1990. The Transfer Agent also provides accounting services to the Fund pursuant to the terms of a separate Fund Accounting Agreement. The directors of the Fund annually review service fees paid to the Transfer Agent.


         The Distributor and the Transfer Agent are also indirect, wholly owned subsidiaries of DMH.


Expenses
         The Fund is responsible for all of its own expenses other than those expenses borne by the Manager under the Investment Management Agreement and those borne by the Distributor under the Distribution Agreement. For the fiscal year ended March 31, 1997, the ratio of expenses to average daily net assets of each Class was 1.88% and each reflects the impact of its 12b-1 Plan.

  Shares
           The Fund is an open-end management investment company. The Fund's portfolio of assets is diversified as defined by the 1940 Act and Rule 2a-7 under the 1940 Act. The Fund was originally created in 1977, organized as a Pennsylvania business trust in 1983 and reorganized as a Maryland corporation in 1990. Fund shares have a par value of $.001, equal voting rights, except as noted below, and are equal in all other respects.

         All Fund shares have noncumulative voting rights which means that the holders of more than 50% of the Fund's shares voting for the election of directors can elect 100% of the directors if they choose to do so. Under Maryland law, the Fund is not required, and does not intend, to hold annual meetings of shareholders unless, under certain circumstances, it is required to do so under the 1940 Act. Shareholders of 10% or more of the Fund's outstanding shares may request that a special meeting be called to consider the removal of a director.

         In addition to   Class B and Class C Shares, the Fund also offers Class
A Shares and Consultant Class Shares. Shares of each class represent proportionate interests in the assets of the Fund and have the same voting and other rights and preferences as the other classes of shares of the Fund, except that Class A Shares are not subject to, and may not vote on matters affecting, the Distribution Plans under Rule 12b-1 relating to Class

B Shares, Class C Shares and Consultant Class Shares. Similarly, as a general matter, shareholders of Class B Shares, Class C Shares and Consultant Class Shares may vote only on matters affecting the 12b-1 Plan that relates to the class of shares that they hold. However, Class B Shares may vote on any proposal to increase materially the fees to be paid by the Fund under the 12b-1 Plan relating to Consultant Class Shares.

         Cash Reserve B Class is known as Delaware Cash Reserve B Class. Cash Reserve C Class is known as Delaware Cash Reserve C Class. Cash Reserve A Class is known as Delaware Cash Reserve A Class. From May 1992 to May 1994, Delaware Cash Reserve A Class was known as Delaware Cash Reserve class, and prior to May 1992, was known as the original class. Cash Reserve Consultant Class is known as Delaware Cash Reserve Consultant Class. From November 1992 to May 1994, Delaware Cash Reserve Consultant Class was known as Delaware Cash Reserve Consultant class, which from May 1992 to November 1992, was known as Delaware Cash Reserve (Institutional) class, and which, prior to May 1992, was known as the consultant class.

         The Delaware Group includes funds with a wide range of investment objectives. Stock funds, income funds, national and state-specific funds, tax-free funds, money market funds, global and international funds and closed-end equity funds give investors the ability to create a portfolio that fits their personal financial goals. For more information, contact your financial adviser or call Delaware Group at 800-523-4640.



INVESTMENT MANAGER
Delaware Management Company, Inc.
One Commerce Square
Philadelphia, PA  19103

NATIONAL DISTRIBUTOR
Delaware Distributors, L.P.
1818 Market Street
Philadelphia, PA  19103


SHAREHOLDER SERVICING,
DIVIDEND DISBURSING,
ACCOUNTING SERVICES
AND TRANSFER AGENT
Delaware Service Company, Inc.
1818 Market Street
Philadelphia, PA  19103


LEGAL COUNSEL
Stradley, Ronon, Stevens & Young, LLP
One Commerce Square
Philadelphia, PA  19103

INDEPENDENT AUDITORS
Ernst & Young LLP
Two Commerce Square
Philadelphia, PA  19103

CUSTODIAN
Bankers Trust Company
One Bankers Trust Plaza
New York, NY  10006

---------------------------------------------------------


DELAWARE CASH RESERVE

---------------------------------------------------------


B CLASS
---------------------------------------------------------


C CLASS
---------------------------------------------------------






P R O S P E C T U S

---------------------------------------------------------



MAY 30, 1997

                                                                      DELAWARE
                                                                      GROUP
                                                                      ---------

DELAWARE CASH RESERVE                                                PROSPECTUS
CONSULTANT CLASS SHARES                                            MAY 30, 1997


    ------------------------------------------------------------------------


                   1818 Market Street, Philadelphia, PA 19103

             For Prospectus and Performance: Nationwide 800-523-4640

              Information on Existing Accounts: (SHAREHOLDERS ONLY)
                             Nationwide 800-523-1918

                     Dealer Services: (BROKER/DEALERS ONLY)
                             Nationwide 800-362-7500

       Representatives of Financial Institutions: Nationwide 800-659-2265


         This Prospectus describes shares of the Delaware Cash Reserve Consultant Class ("Consultant Class Shares") of Delaware Group Cash Reserve, Inc. (the "Fund"), a professionally-managed mutual fund. The Fund's objective is to seek maximum current income while preserving principal and maintaining liquidity. The Fund is a money market fund and intends to achieve its objective by investing its assets in a diversified portfolio of money market instruments.

           Consultant Class Shares have no front-end or contingent deferred sales charges, but are subject to annual 12b-1 Plan distribution expenses. Consultant Class Shares are available for sale through broker/dealers, financial institutions and other entities that have a dealer agreement with the Fund's Distributor or a service agreement with the Fund. See Buying Shares. While the Fund will make every effort to maintain a stable net asset value of $1.00 per share, there is no assurance that the Fund will be able to do so. The shares of the Fund are neither insured nor guaranteed by the U.S. government.

         This Prospectus relates only to Consultant Class Shares and sets forth information that you should read and consider before you invest. Please retain it for future reference. The Fund's Statement of Additional Information ("Part B" of the Fund's registration statement), dated May 30, 1997, as it may be amended from time to time, contains additional information about the Fund and has been filed with the Securities and Exchange Commission. Part B is incorporated by reference into this Prospectus and is available, without charge, by writing to Delaware Distributors, L.P. at the above address or by calling the above numbers. The Fund's financial statements appear in its Annual Report, which will accompany any response to requests for Part B.

         The Fund also offers Delaware Cash Reserve A Class ("Class A Shares"), Delaware Cash Reserve B Class ("Class B Shares") and Delaware Cash Reserve C Class ("Class C Shares"). Shares of those classes may have sales charges and other expenses, which may affect their performance. A prospectus for Class A Shares and a prospectus for Class B and Class C Shares can be obtained by writing to Delaware Distributors, L.P. at the above address or by calling the above number.

TABLE OF CONTENTS

Cover Page                                Retirement Planning
Synopsis                                  Buying Shares
Summary of Expenses                       Redemption and Exchange
Financial Highlights                      Dividends and Distributions
Investment Objective and Policy           Taxes
         Suitability                      Net Asset Value Per Share
         Investment Strategy              Management of the Fund
The Delaware Difference
         Plans and Services


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

BE SURE TO CONSULT YOUR FINANCIAL ADVISER WHEN MAKING INVESTMENTS. MUTUAL FUNDS CAN BE A VALUABLE PART OF YOUR FINANCIAL PLAN; HOWEVER, SHARES OF THE FUND ARE NOT FDIC OR NCUSIF INSURED, ARE NOT GUARANTEED BY ANY BANK OR ANY CREDIT UNION, ARE NOT OBLIGATIONS OF ANY BANK OR ANY CREDIT UNION, AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. SHARES OF THE FUND ARE NOT BANK OR CREDIT UNION DEPOSITS.

SYNOPSIS

Investment Objective
         The investment objective of the Fund is to seek maximum current income while preserving principal and maintaining liquidity. The Fund intends to achieve its objective by investing its assets in a diversified portfolio of money market instruments. For further details, see Investment Objective and Policy.

Investment Manager, Distributor and Service Agent
         Delaware Management Company, Inc. (the "Manager") furnishes investment management services to the Fund, subject to the supervision and direction of the Fund's Board of Directors. The Manager also provides investment management services to certain of the other funds in the Delaware Group. Delaware Distributors, L.P. (the "Distributor") is the national distributor for the Fund and for all of the other mutual funds in the Delaware Group. Delaware Service Company, Inc. (the "Transfer Agent") is the shareholder servicing, dividend disbursing, accounting services and transfer agent for the Fund and for all of the other mutual funds in the Delaware Group. See Summary of Expenses and Management of the Fund for further information regarding the Manager and the fees payable under the Fund's Investment Management Agreement.

Purchase Price
         Consultant Class Shares offered by this Prospectus are available at net asset value, without a front-end or contingent deferred sales charge and are subject to distribution fees under a Rule 12b-1 distribution plan. See Buying Shares, and Distribution (12b-1) and Service under Management of the Fund.

Minimum Investment
         Generally, the minimum initial investment for Consultant Class Shares is $1,000. Subsequent investments generally must be at least $100. The minimum purchase amounts for retirement plans may vary. See Buying Shares.

  Redemption and Exchange
           Consultant Class Shares may be redeemed or exchanged at the net asset value next calculated after receipt of the redemption or exchange request. See Redemption and Exchange.

Open-End Investment Company
         The Fund was created in 1977, organized as a Pennsylvania business trust in 1983 and reorganized as a Maryland corporation in 1990. It is an open-end management investment company, and its portfolio of assets is diversified as defined by the Investment Company Act of 1940 (the "1940 Act") and Rule 2a-7 under the 1940 Act. See Shares under Management of the Fund.

SUMMARY OF EXPENSES

                        Shareholder Transaction Expenses
-------------------------------------------------------------------------------

Maximum Sales Charge Imposed on Purchases
(as a percentage of offering price).................................    None

Maximum Sales Charge Imposed on Reinvested Dividends
(as a percentage of offering price).................................    None

Redemption Fees.....................................................    None*

Exchange Fees.......................................................    None**

                            Annual Operating Expenses
                  (as a percentage of average daily net assets)
-------------------------------------------------------------------------------

Management Fees.....................................................    0.49%

12b-1 Fees..........................................................    0.25%

Other Operating Expenses............................................    0.39%
                                                                        -----

     Total Operating Expenses.......................................    1.13%
                                                                        =====

         *CoreStates Bank, N.A. currently charges $7.50 per redemption for redemptions payable by wire.

         **Exchanges are subject to the requirements of each fund and a front-end sales charge may apply.

         Unless waived, investors utilizing the Delaware Group Asset Planner asset allocation service will incur an annual maintenance fee of $35 per Strategy. Investors who utilize the Asset Planner for an Individual Retirement Account ("IRA") will pay an annual IRA fee of $15 per Social Security number. See Buying Shares--Delaware Group Asset Planner.

         For expense information about Class A Shares, Class B Shares and Class C Shares, see the separate prospectuses relating to those Classes.

         The following example illustrates the expenses that an investor would pay on a $1,000 investment over various time periods, assuming (1) a 5% annual rate of return and (2) redemption at the end of each time period.
As noted in the table above, the Fund charges no redemption fees.

      1 year           3 years           5 years          10 years
      ------           -------           -------          --------
        $12               $36              $62              $137

        The purpose of the above tables is to assist the investor in understanding the various costs and expenses that an investor in Consultant Class Shares will bear directly or indirectly.

This example should not be considered a representation of past or future expenses or performance. Actual expenses may be greater or less than those shown.

-------------------------------------------------------------------------------


FINANCIAL HIGHLIGHTS

The following financial highlights are derived from the financial statements of Delaware Group Cash Reserve, Inc. and have been audited by Ernst & Young LLP, independent auditors. The data should be read in conjunction with the financial statements, related notes, and the report of Ernst & Young LLP covering such financial information and highlights, all of which are incorporated by reference into Part B. Further information about the Fund's performance is contained in its Annual Report to shareholders. A copy of the Fund's Annual Report (including the report of Ernst & Young LLP) may be obtained from the Fund upon request at no charge.
-------------------------------------------------------------------------------


                                                                              Year Ended
                                           3/31/97     3/31/96    3/31/95    3/31/94      3/31/93    3/31/92    3/31/91    3/29/90
Net Asset Value, Beginning of Period(2)... $1.0000     $1.0000    $1.0000    $1.0000      $1.0000    $1.0000    $1.0000    $1.0000


Income From Investment Operations
Net Investment Income.....................  0.0427      0.0465     0.0369     0.0202       0.0259     0.0476     0.0702     0.0795
                                            ------      ------     ------     ------       ------     ------     ------     ------

      Total From Investment Operations....  0.0427      0.0465     0.0369     0.0202       0.0259     0.0476     0.0702     0.0795
                                            ------      ------     ------     ------       ------     ------     ------     ------

Less Distributions
Dividends (from net investment income).... (0.0427)    (0.0465)   (0.0369)   (0.0202)     (0.0259)   (0.0476)   (0.0702)   (0.0795)
                                            ------      ------     ------     ------       ------     ------     ------     ------

      Total Distributions................  (0.0427)    (0.0465)   (0.0369)   (0.0202)     (0.0259)   (0.0476)   (0.0702)   (0.0795)
                                            ------      ------     ------     ------       ------     ------     ------     ------

Net Asset Value, End of Period............ $1.0000     $1.0000    $1.0000    $1.0000      $1.0000    $1.0000    $1.0000    $1.0000
                                           =======     =======    =======    =======      =======    =======    =======    =======

----------------------------

Total Return..............................   4.36%       4.75%      3.75%      2.04%        2.62%      4.87%      7.25%      8.24%


-----------------------------------------

Ratios/Supplemental Data

Net Assets, End of Period (000's
  omitted)...............................  $23,468     $20,344    $18,386    $22,561      $13,191    $26,183    $27,581    $26,350

Ratio of Expenses to Average Daily
  Net Assets.............................    1.13%       1.20%      1.26%      1.25%        1.15%      1.06%      1.03%      1.07%

Ratio of Net Investment Income to
      Average Daily Net Assets............   4.27%       4.65%      3.66%      2.02%        2.63%      4.79%      6.99%      7.95%



                                 [BROKEN TABLE]

                                                         Period
                                                        3/10/88(1)
                                                         through
                                              3/30/89    3/31/88
Net Asset Value, Beginning of Period(2)...    $1.0000    $1.0000


Income From Investment Operations
Net Investment Income.....................     0.0705     0.0035
                                               ------     ------

      Total From Investment Operations....     0.0705     0.0035
                                               ------     ------

Less Distributions
Dividends (from net investment income)....    (0.0705)   (0.0035)
                                               ------     ------

      Total Distributions................     (0.0705)   (0.0035)
                                               ------     ------

Net Asset Value, End of Period............    $1.0000    $1.0000
                                              =======    =======

------------------------------

Total Return..............................      7.28%      5.91%


-----------------------------------------

Ratios/Supplemental Data

Net Assets, End of Period (000's
  omitted)...............................     $13,841       $301

Ratio of Expenses to Average Daily
  Net Assets.............................       1.15%        (1)

Ratio of Net Investment Income to
      Average Daily Net Assets............      7.07%        (1)



---------------------------
(1) March 10, 1988 was the date of Delaware Cash Reserve Consultant Class' initial public sale; total return has been annualized; the ratios of expenses and net investment income to average daily net assets have been omitted as management believes that such ratios for this relatively short period are not meaningful.
(2) All figures prior to January 1, 1991 have been restated to reflect a stock recapitalization.

INVESTMENT OBJECTIVE AND POLICY

       As a money market fund, the Fund's objective is to provide maximum current income, while preserving principal and maintaining liquidity. The Fund seeks to do this by investing its assets in a diversified portfolio of money market securities and managing the portfolio to maintain a constant $1.00 per share value. While the Fund will make every effort to maintain a fixed net asset value of $1.00 per share, there can be no assurance that this objective will be achieved.

SUITABILITY
       The Fund is suited for investors who seek the current income available from money market investments along with easy access to their money and stable principal value. Ownership of Fund shares also reduces the bookkeeping and administrative inconveniences of directly purchasing money market securities.

         Consultant Class Shares of the Fund are available through brokers, financial planners, financial institutions and other entities that have a dealer agreement with the Fund's Distributor or a service agreement with the Fund. Consultant Class Shares may be suitable for investors who desire the additional investment and administrative services provided by such financial professionals.

INVESTMENT STRATEGY
       The Fund invests at least 80% of its assets in money market instruments in order to achieve its objective. While there is no assurance that this objective can be achieved, the Fund must follow certain policies that can only be changed by shareholder approval.

Quality Restrictions
       The Fund limits its investments to those which the Board of Directors has determined present minimal credit risks and are of high quality and which will otherwise meet the maturity, quality and diversification conditions with which taxable money market funds must comply.

       The Fund's investments include securities issued or guaranteed by the U.S. government (e.g., Treasury Bills and Notes), or by the credit of its agencies or instrumentalities (e.g., Federal Housing Administration and Federal Home Loan Bank). The Fund may invest in the certificates of deposit and obligations of both U.S. and foreign banks if they have assets of at least one billion dollars in accordance with the maturity, quality and diversification conditions with which taxable money market funds must comply. The Fund may also purchase commercial paper and other corporate obligations; if a security or, as relevant, its issuer is considered to be rated at the time of the proposed purchase it, or, as relevant, its issuer, must be so rated in one of the two highest rating categories (e.g., for commercial paper, A-2 or better by Standard and Poor's Ratings Group ("S&P") and P-2 or better by Moody's Investors Service, Inc. ("Moody's"); and, for other corporate obligations, AA or better by S&P and Aa or better by Moody's) by at least two nationally-recognized statistical rating organizations approved by the Board of Directors or, if such security is not so rated, the purchase of the security must be approved or ratified by the Board of Directors in accordance with the maturity, quality and diversification conditions with which taxable money market funds must comply. Appendix A of Part B describes the ratings of S&P, Moody's, Duff and Phelps, Inc. and Fitch Investors Service, Inc., four of the better-known statistical rating organizations.

Maturity Restrictions
       The Fund maintains an average maturity of not more than 90 days. Also, it does not purchase any instruments with an effective remaining maturity of more than 13 months.

Asset-Backed Securities
       The Fund may also invest in securities which are backed by assets such as receivables on home equity and credit card loans, receivables regarding automobile, mobile home and recreational vehicle loans, wholesale dealer floor plans and leases. All such securities must be rated in the highest rating category by a reputable credit rating agency (e.g., AAA by S&P or Aaa by Moody's). Such receivables are securitized in either a pass-through or a pay-through structure. Pass-through securities provide investors with an income stream consisting of both principal and interest payments in respect of the receivables in the underlying pool. Pay-through asset-backed securities are debt obligations issued usually by a special purpose entity, which are collateralized by the various receivables and in which the payments on the underlying receivables provide the funds to pay the debt service on the debt obligations issued. The Fund may invest in these and other types of asset-backed securities that may be developed in the future. It is the Fund's current policy to limit asset-backed investments to those represented by interests in credit card receivables, wholesale dealer floor plans, home equity loans and automobile loans.

       The rate of principal payment on asset-backed securities generally depends upon the rate of principal payments received on the underlying assets. Such rate of payments may be affected by economic and various other factors such as changes in interest rates. Therefore, the yield may be difficult to predict and actual yield to maturity may be more or less than the anticipated yield to maturity. Such asset-backed securities involve other risks, including the risk that security interests cannot be adequately or in many cases, ever, established. In addition, with respect to credit card receivables, a number of state and federal consumer credit laws give debtors the right to set off certain amounts owed on the credit cards, thereby reducing the outstanding balance. In the case of automobile receivables, there is a risk that the holders may not have either a proper or first security interest in all of the obligations backing such receivables due to the large number of vehicles involved in a typical issuance and technical requirements under state laws. Therefore, recoveries on repossessed collateral may not always be available to support payments on the securities. For further discussion concerning the risks of investing in such asset-backed securities, see Part B.

Rule 144A Securities
       The Fund may invest in restricted securities, including securities eligible for resale without registration pursuant to Rule 144A ("Rule 144A Securities") under the Securities Act of 1933 (the "1933 Act"). Rule 144A permits many privately placed and legally restricted securities to be freely traded among certain institutional buyers such as the Fund. The Fund may invest no more than 10% of the value of its net assets in illiquid securities.

       While maintaining oversight, the Board of Directors has delegated to the Manager the day-to-day function of determining whether or not individual Rule 144A Securities are liquid for purposes of the Fund's 10% limitation on investments in illiquid assets. The Board has instructed the Manager to consider the following factors in determining the liquidity of a Rule 144A Security: (i) the frequency of trades and trading volume for the security; (ii) whether at least three dealers are willing to purchase or sell the security and the number of potential purchasers; (iii) whether at least two dealers are making a market in the security; and (iv) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer).

       If the Manager determines that a Rule 144A Security which was previously determined to be liquid is no longer liquid and, as a result, the Fund's holdings of illiquid securities exceed the Fund's 10% limit on investments in such securities, the Manager will determine what action to take to ensure that the Fund continues to adhere to such limitation.

Investment Techniques
       The Fund intends to hold its investments until maturity, but may sell them prior to maturity for a number of reasons. These reasons include: to shorten or lengthen the average maturity, to increase the yield, to maintain the quality of the portfolio or to maintain a stable share value.

       The Fund may also use repurchase agreements which are at least 100% collateralized by securities in which the Fund can invest directly. Repurchase agreements help the Fund to invest cash on a temporary basis. Under a repurchase agreement, the Fund acquires ownership and possession of a security, and the seller agrees to buy the security back at a specified time and higher price. If the seller is unable to repurchase the security, the Fund could experience delays and losses in liquidating the securities. To minimize this possibility, the Fund considers the creditworthiness of banks and dealers when entering into repurchase agreements.

       The Fund may invest up to 10% of its portfolio in illiquid assets, including repurchase agreements maturing in more than seven days. The Fund may borrow money as a temporary measure for extraordinary purposes or to facilitate redemptions, but it does not presently intend to do so.

       If there were a national credit crisis, an issuer became insolvent or interest rates were to rise, principal values could be adversely affected. Investments in foreign banks and overseas branches of U.S. banks may be subject to less stringent regulations and different risks than U.S. domestic banks.

       Part B provides more information on the Fund's investment policies and restrictions.

THE DELAWARE DIFFERENCE

PLANS AND SERVICES
       The Delaware Difference is our commitment to provide you with superior information and quality service on your investments in the Delaware Group of funds.

SHAREHOLDER PHONE DIRECTORY

Investor Information Center
       800-523-4640
              Fund Information; Literature; Price; Yield and Performance
              Figures

Shareholder Service Center
       800-523-1918
              Information on Existing Regular Investment Accounts and Retirement Plan Accounts;
              Wire Investments; Wire Liquidations; Telephone Liquidations and Telephone Exchanges

Delaphone
       800-362-FUND
       (800-362-3863)

Performance Information
         You can call the Investor Information Center at any time for current yield information. Yield is updated each weekday and is based on the annualized yield over the past seven-day or longer period.

Shareholder Services
         During business hours, you can call the Delaware Group's Shareholder Service Center. Our representatives can answer any questions about your account, various service features, the Fund and other funds in the Delaware Group.

Delaphone Service
       Delaphone is an account inquiry service for investors with Touch-Tone(R) phone service. It enables you to get information on your account faster than the mailed statements and confirmations. Delaphone also provides current performance information on the Fund, as well as other funds in the Delaware Group. Delaphone is available seven days a week, 24 hours a day.

Account Statements
       A statement of account will be mailed each quarter summarizing all transactions during the period. Accounts in which there has been activity, other than a reinvestment of dividends, will receive a monthly statement confirming transactions for that period. You should examine statements immediately and promptly report any discrepancy by calling the Shareholder Service Center.

Duplicate Confirmations
         If your financial adviser or investment dealer is noted on your investment application, the Fund will send a duplicate confirmation to him or her. This makes it easier for your adviser to help you manage your investments.

Tax Information
       In January of each year, the Fund will mail to you information on the tax status of your dividends and distributions.

Dividend Payments
       Dividends, capital gains and other distributions are automatically reinvested in your account, unless you elect to receive them in cash. You may also elect to have the dividends earned in one fund automatically invested in another Delaware Group fund with a different investment objective, subject to certain exceptions and limitations.

       For more information, see Dividend Reinvestment Plan under Buying Shares
- Additional Methods of Adding to Your Investment or call the Shareholder Service Center.

MoneyLine Direct Deposit Service
       If you elect to have your dividends and distributions paid in cash and such dividends and distributions are in an amount of $25 or more, you may choose the MoneyLine Direct Deposit Service and have such payments transferred from your Fund account to your predesignated bank account. See Dividends and Distributions. In addition, you may elect to have your Systematic Withdrawal Plan payments transferred from your Fund account to your predesignated bank account through this service. See Systematic Withdrawal Plans under Redemption and Exchange. Your funds will normally be credited to your bank account two business days after the payment date. There are no fees for this service. You can initiate the MoneyLine Direct Deposit Service by completing an Authorization Agreement. If your name and address are not identical to the name and address on your Fund account, you must have your signature guaranteed. The MoneyLine Direct Deposit Service is not available for certain retirement plans.

Exchange Privilege
       The Exchange Privilege permits shareholders to exchange all or part of their Consultant Class Shares into shares of the other funds in the Delaware Group, subject to the eligibility and minimum purchase requirements set forth in
each fund's prospectus, including any applicable front-end sales charges.   For
additional information on exchanges, see Investing by Exchange under Buying Shares, and Redemption and Exchange.

Wealth Builder Option
         You may elect to invest in the Fund through regular liquidations of shares in your accounts in other funds in the Delaware Group. Investments under this feature are exchanges and are therefore subject to the same conditions and limitations as other exchanges of Fund shares. See Additional Methods of Adding to Your Investment - Wealth Builder Option and Investing by Exchange under Buying Shares, and Redemption and Exchange.

Delaware Group Asset Planner
     Delaware Group Asset Planner is an asset allocation service that gives you, when working with a professional financial adviser, the ability to more easily design and maintain investments in a diversified selection of Delaware Group mutual funds. The Asset Planner service offers a choice of four predesigned allocation strategies (each with a different risk/reward profile) made up of separate investments in predetermined percentages of Delaware Group funds. With the guidance of a financial adviser, you may also tailor an
allocation strategy that meets   your personal needs and goals. See Buying
Shares.

Financial Information about the Fund
       Each fiscal year, you will receive an audited annual report and an unaudited semi-annual report. These reports provide detailed information about the Fund's investments and performance. The Fund's fiscal year ends on March 31.

RETIREMENT PLANNING

         Consultant Class Shares are   suitable for tax-deferred retirement
plans. Retirement plans may be subject to plan establishment fees, annual maintenance fees and/or other administrative or trustee fees. Fees are based upon the number of participants in the plan as well as the services selected. Additional information about fees is included in retirement plan materials. Fees are quoted upon request.

       Certain shareholder investment services available to non-retirement plan shareholders may not be available to retirement plan shareholders. For additional information on any of the plans and Delaware's retirement services, call the Shareholder Service Center or see Part B.

Individual Retirement Account ("IRA")
       Individuals, even if they participate in an employer-sponsored retirement plan, may establish their own retirement program. Contributions to an IRA may be tax-deductible and earnings are tax-deferred. The tax deductibility of IRA contributions is restricted, and in some cases eliminated, for individuals who participate in certain employer-sponsored retirement plans and whose annual income exceeds certain limits. Existing IRAs and future contributions up to the IRA maximums, whether deductible or not, still earn on a tax-deferred basis.

Simplified Employee Pension Plan ("SEP/IRA")
       A SEP/IRA may be established by an employer who wishes to sponsor a tax-sheltered retirement program by making contributions on behalf of all eligible employees.

Salary Reduction Simplified Employee Pension Plan ("SAR/SEP")
         Although new SAR/SEP plans may not be established after December 31, 1996, existing plans may be maintained by employers having 25 or fewer
employees. An employer may elect to make additional contributions to   such
existing plans.

403(b)(7) Deferred Compensation Plan
       Permits employees of public school systems or of certain types of non-profit organizations to enter into a deferred compensation arrangement for the purchase of shares.

457 Deferred Compensation Plan
       Permits employees of state and local governments and certain other entities to enter into a deferred compensation arrangement for the purchase of shares.

Prototype Profit Sharing or Money Purchase Pension Plan
       Offers self-employed individuals, partnerships and corporations a tax-qualified plan which provides for the investment of contributions in shares.

Prototype 401(k) Defined Contribution Plan
       Permits employers to establish a tax-qualified plan based on salary deferral contributions.

  SIMPLE IRA
         A SIMPLE IRA combines many of the features of an IRA and a 401(k) Plan but is easier to administer than a typical 401(k) Plan. It requires employers to make contributions on behalf of their employees and also has a salary deferral feature that permits employees to defer a portion of their salary into the plan on a pre-tax basis.

SIMPLE 401(k)
       A SIMPLE 401(k) is like a regular 401(k) except that plan sponsors are limited to 100 employees and, in exchange for mandatory contributions, discrimination testing is no longer required.

BUYING SHARES

       Consultant Class Shares may be purchased through brokers, financial institutions and other entities that have a dealer agreement with the Fund's Distributor or a service agreement with the Fund.

Purchase Amounts
         Generally, the minimum initial purchase is $1,000 for Consultant Class Shares. Subsequent purchases generally must be at least $100. For purchases under the Uniform Gifts to Minors Act or Uniform Transfers to Minors Act or through an Automatic Investing Plan, there is a minimum initial purchase of $250 and a minimum subsequent purchase of $25. Minimum purchase requirements do not apply to retirement plans other than IRAs for which there is a minimum initial purchase of $250, and a minimum subsequent purchase of $25, regardless of which class is selected. All purchases are at net asset value. There is no front-end or contingent deferred sales charge.



Investing through Your Investment Dealer
       You can make a purchase of shares of the Fund through most investment dealers who, as part of the service they provide, must transmit orders promptly. They may charge for this service. If you want a dealer but do not have one, the Delaware Group can refer you to one.

Investing by Mail
1. Initial Purchases--An Investment Application or, in the case of a retirement plan account, an appropriate retirement plan application, must be completed, signed and sent with a check payable to Delaware Cash Reserve Consultant Class, to the Delaware Group at P.O. Box 7977, Philadelphia, PA 19101.

2. Subsequent Purchases--Additional purchases may be made at any time by mailing a check payable to Delaware Cash Reserve Consultant Class. Your check should be identified with your name(s) and account number. An investment slip (similar to a deposit slip) is provided at the bottom of transaction confirmations and dividend statements that you will receive from the Fund. Use of this investment slip can help expedite processing of your check when making additional purchases. Your investment may be delayed if you send additional purchases by certified mail.

Investing by Wire
       You may purchase shares by requesting your bank to transmit funds by wire to CoreStates Bank, N.A., ABA #031000011, account number 1412893401 (include your name(s) and account number for the Class).

1. Initial Purchases--Before you invest, telephone the Shareholder Service Center to get an account number. If you do not call first, processing of your investment may be delayed. In addition, you must promptly send your Investment Application or, in the case of a retirement plan account, an appropriate retirement plan application, to Delaware Cash Reserve Consultant Class, New Accounts, at P.O. Box 7977, Philadelphia, PA 19101.

2. Subsequent Purchases--You may make additional investments anytime by wiring funds to CoreStates Bank, N.A., as described above. You should advise the Shareholder Service Center by telephone of each wire you send.

       If you want to wire investments to a retirement plan account, call the Shareholder Service Center for special wiring instructions.

  Investing by Exchange
         If you have an investment in another mutual fund in the Delaware Group, you may write and authorize an exchange of part or all of your investment into shares of the Fund. Class B Shares and Class C Shares of the Fund and Class B Shares and Class C Shares of the other funds in the Delaware Group which offer such classes of shares may not be exchanged into Consultant Class Shares. If you wish to open an account by exchange, call the Shareholder Service Center for more information. All exchanges are subject to the eligibility and minimum purchase requirements set forth in each fund's prospectus. See Redemption and Exchange for more complete information concerning your exchange privileges.

Additional Methods of Adding to Your Investment
       Call the Shareholder Service Center for more information if you wish to use the following services:

1.     Automatic Investing Plan
       The Automatic Investing Plan enables you to make regular monthly investments without writing or mailing checks. You may authorize the Fund to transfer a designated amount monthly from your checking account to your Fund account. Many shareholders use this as an automatic savings plan. Shareholders should allow a reasonable amount of time for initial purchases and changes to these plans to become effective.

       This option is not available to participants in the following plans:
SAR/SEP, SEP/IRA, SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution Plans, or 403(b)(7) or 457 Deferred Compensation Plans.

2.     Direct Deposit
       You may wish to have your employer or bank make regular investments directly to your account for you (for example: payroll deduction, pay by phone, annuity payments). The Fund also accepts preauthorized recurring government and private payments by Electronic Fund Transfer, which avoids mail time and check clearing holds on payments such as social security, federal salaries, Railroad Retirement benefits, etc.

                                    *  *  *

       Should investments through an automatic investing plan or by direct deposit be reclaimed or returned for some reason, the Fund has the right to liquidate your shares to reimburse the government or transmitting bank. If there are insufficient funds in your account, you are obligated to reimburse the Fund.

3.     Wealth Builder Option
         You can use our Wealth Builder Option to invest in the Fund through regular liquidations of shares in your accounts in other funds in the Delaware Group. You may also elect to invest in other mutual funds in the Delaware Group through the Wealth Builder Option through regular liquidations of shares in your Fund account.

         Under this automatic exchange program, you can authorize regular monthly amounts (minimum of $100 per fund) to be liquidated from your account in one or more funds in the Delaware Group and invested automatically into any other Delaware Group account that you may specify. If in connection with the election of Wealth Builder Option, you wish to open a new account to receive the automatic investment, such new account must meet minimum initial purchase requirements described in the prospectus of the fund that you select. All investments under this option are exchanges and are therefore subject to the same conditions and limitations as other exchanges noted above. You can terminate your participation at any time by giving written notice to the fund from which the exchanges are made. See Redemption and Exchange.

       This option is not available to participants in the following plans:
SAR/SEP, SEP/IRA, SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution Plans, or 403(b)(7) or 457 Deferred Compensation Plans.

4.     Dividend Reinvestment Plan
       You can elect to have your distributions (dividend income or other distributions) paid to you by check or reinvested in your account without a sales charge or you may be permitted to reinvest your distributions in certain other funds in the Delaware Group without a sales charge, subject to eligibility and minimum purchase requirements set forth in each fund's prospectus. The
dividends from Consultant Class Shares may not be invested in   Class B Shares
or Class C Shares of the Fund or any other Class B Shares or Class C Shares of the funds in the Delaware Group which offer such a class of shares. For more information about reinvestments in shares of other funds in the Delaware Group, call the Shareholder Service Center.

       Distributions and/or dividends for participants in the following retirement plans are automatically reinvested in the same Delaware Group fund:
SAR/SEP, SEP/IRA, SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution Plans, or 403(b)(7) or 457 Deferred Compensation Plans.

Delaware Group Asset Planner
       To invest in Delaware Group funds using the Delaware Group Asset Planner asset allocation service, you should complete a Delaware Group Asset Planner Account Registration Form, which is available only from a financial adviser or investment dealer. As previously described, the Delaware Group Asset Planner service offers a choice of four predesigned asset allocation strategies (each with a different risk/reward profile) in predetermined percentages in Delaware Group funds. Or, with the help of a financial adviser, you may design a customized asset allocation strategy.

       The sales charge on an investment through the Asset Planner service is determined by the individual sales charges of the underlying funds and their percentage allocation in the selected Strategy. Exchanges from existing Delaware Group accounts into the Asset Planner service may be made at net asset value under the circumstances described under Investing by Exchange above and in each fund's prospectus. The minimum initial investment per Strategy is $2,000; subsequent investments must be at least $100. Individual fund minimums do not apply to investments made using the Asset Planner service. Class A, Class B, Class C and Consultant Class Shares are available through the Asset Planner service. Generally, only shares within the same class may be used within the same Strategy. For purposes of the Delaware Group Asset Planner service, Consultant Class Shares may be used in the same strategy with Class A Shares.

       An annual maintenance fee, currently $35 per Strategy, is typically due at the time of initial investment and by September 30 of each subsequent year. The fee, payable to Delaware Service Company, Inc. to defray extra costs associated with administering the Asset Planner service, will be deducted automatically from one of the funds within your Asset Planner account if not paid by September 30. However, effective November 1, 1996, the annual fee is waived until further notice. Investors who utilize the Asset Planner for an IRA will continue to pay an annual IRA fee of $15 per Social Security number. See Part B.

       Investors will receive a customized quarterly Strategy Report summarizing all Delaware Group Asset Planner investment performance and account activity during the prior period. Confirmation statements will be sent following all transactions other than those involving a reinvestment of distributions.

       Certain shareholder services are not available to investors using the Asset Planner service, due to its special design. These include Delaphone, Checkwriting, Wealth Builder Option and Letter of Intention. Systematic Withdrawal Plans are available after the account has been open for two years.

Purchase Price and Effective Date
       The offering price (net asset value) of Consultant Class Shares is determined as of the close of regular trading on the New York Stock Exchange (ordinarily, 4 p.m., Eastern time) on days when the Exchange is open.

       Investments by Federal Funds wire will be effective upon receipt. If the wire is received after the time the offering price of shares is determined, as noted above, it will be effective the next business day. If the investment is made by check, the check must be converted to Federal Funds before your purchase can be effective (normally one business day after receipt).

       Your purchase begins earning dividends the next business day after becoming effective. See Dividends and Distributions for additional information.

The Conditions of Your Purchase
       The Fund reserves the right to reject any purchase order. If a purchase is canceled because your check is returned unpaid, you are responsible for any loss incurred. The Fund can redeem shares from your account(s) to reimburse itself for any loss, and you may be restricted from making future purchases in any of the funds in the Delaware Group. The Fund reserves the right to reject purchase orders paid by third-party checks or checks that are not drawn on a domestic branch of a United States financial institution. If a check drawn on a foreign financial institution is accepted, you may be subject to additional bank charges for clearance and currency conversion.

       The Fund also reserves the right, following shareholder notification, to charge a service fee on non- retirement accounts that, as a result of redemption, have remained below the minimum stated account balance for a period of three or more consecutive months. Holders of such accounts may be notified of
their   insufficient account balance and advised that they have until the end of the current calendar quarter to raise their balance to the stated minimum. If the account has not reached the minimum balance requirement by that time, the Fund will charge a $9 fee for that quarter and each subsequent calendar quarter until the account is brought up to the minimum balance. The service fee will be deducted from the account during the first week of each calendar quarter for the previous quarter, and will be used to help defray the cost of maintaining low balance accounts. No fees will be charged without proper notice and no contingent deferred sales charge will apply to such assessments.

       The Fund also reserves the right, upon 60 days' written notice, to involuntarily redeem accounts that remain under $1,000 as a result of redemptions. An investor making the minimum initial investment may be subject to involuntary redemption if he or she redeems any portion of his or her account.

Class A Shares, Class B Shares and Class C Shares
       In addition to offering   Consultant Class Shares, the Fund also offers
Class A Shares, Class B Shares and Class C Shares, which are described in separate prospectuses. Class A Shares can be purchased directly from the Fund or its Distributor, and have no front-end or contingent deferred sales charge or annual 12b-1 Plan expenses. Class B Shares and Class C Shares are available for sale through brokers, financial institutions and other entities which have a dealer agreement with the Fund's Distributor or a service agreement with the Fund. Class B Shares and Class C Shares have no front-end sales charge, are subject to annual 12b-1 expenses equal to a maximum of 1% (0.25% of which are service fees paid to the Distributor, dealers and others) and are also subject to a contingent deferred sales charge upon redemption. To obtain a prospectus which describes Class A Shares, Class B Shares or Class C Shares, contact the Distributor by calling the phone numbers listed on the back cover of this Prospectus.

REDEMPTION AND EXCHANGE

       You can redeem or exchange your shares in a number of different ways. The exchange service is useful if your investment requirements change and you want an easy way to invest in equity funds, more aggressive bond funds or tax-advantaged funds. Exchanges are subject to the requirements of each fund and all exchanges of shares constitute taxable events. See Taxes. All exchanges are subject to the eligibility and minimum purchase requirements set forth in each fund's prospectus. Any applicable front-end sales charge will apply to exchanges from this Fund, and any other money market fund, to other funds, except for exchanges involving assets that were previously invested in a fund with a front-end sales charge and/or resulted from the reinvestment of dividends. Consultant Class Shares may not be exchanged for Class B Shares or Class C Shares. Shares acquired in an exchange must be registered in the state where the acquiring shareholder resides. You may want to consult your financial adviser or investment dealer to discuss which funds in the Delaware Group will best meet your changing objectives and the consequence of any exchange transaction. You may also call the Delaware Group directly for fund information.

       All exchanges involve a purchase of shares of the fund into which the exchange is made. As with any purchase, an investor should obtain and carefully read that fund's prospectus before buying shares in an exchange. The prospectus contains more complete information about the fund, including charges and expenses.

       Your shares will be redeemed or exchanged at a price based on the net asset value next determined after the Fund receives your request in good order.
  For example, redemption or exchange requests received in good order after the time the offering price of shares is determined will be processed on the next business day. See Purchase Price and Effective Date under Buying Shares. Redemption proceeds will be distributed promptly, as described below, but not later than seven days after a receipt of a redemption request.

         Except as noted below, for a redemption request to be in "good order," you must provide your account number, account registration, and the total number of shares or dollar amount of the transaction. For exchange requests, you must also provide the name of the fund you want to receive the proceeds. Exchange instructions and redemption requests must be signed by the record owner(s) exactly as the shares are registered. You may request a redemption or an exchange by calling the Shareholder Service Center at 800-523-1918. The Fund issues certificates for shares only if you submit a specific request. Any certificates that have been issued for shares you wish to redeem or exchange must accompany your order. The Fund may suspend, terminate or amend the terms of the exchange privilege upon 60 days' written notice to shareholders.

       The Fund will process written and telephone redemption requests to the extent that the purchase orders for the shares being redeemed have already settled. The Fund will honor redemption requests as to shares for which a check was tendered as payment, but the Fund will not mail or wire the proceeds until it is reasonably satisfied that the purchase check has cleared, which may take up to 15 days from the purchase date. You can avoid this potential delay if you purchase shares by wiring Federal Funds. You may call the Shareholder Service Center to determine if your funds are available for redemption. The Fund reserves the right to reject a written or telephone redemption request or delay payment of redemption proceeds if there has been a recent change to the shareholder's address of record.

       Various redemption and exchange methods are outlined below. There is no fee charged by the Fund or the Distributor for redeeming or exchanging your shares, but such fees could be charged in the future. You may also have your investment dealer arrange to have your shares redeemed or exchanged. Your investment dealer may charge for this service.

       All authorizations given by shareholders including selection of any of the features described below, shall continue in effect until such time as a written revocation or modification has been received by the Fund or its agent.

         Class A Shares of Delaware Group funds that carry a front-end sales charge will be subject to a limited contingent deferred sales charge ("Limited CDSC") upon redemption if the shares were purchased at net asset value without the payment of a front-end sales charge and if a dealer's commission was paid to a financial adviser, except in certain limited instances. Such shares may be exchanged for shares of Consultant Class Shares of the Fund without the imposition of the Limited CDSC at the time of the exchange. However, upon subsequent redemption from Consultant Class Shares of the Fund or after a subsequent exchange into a fund that is subject to the Limited CDSC, such shares will be subject to the Limited CDSC imposed by the original fund whose shares were initially exchanged into Consultant Class Shares. Shareholders will be given credit for the period during which Consultant Class Shares were held.

Checkwriting Feature
       Checkwriting is a convenient access feature that allows you to earn dividends until your check is presented to the Fund.

       You can request special checks by marking the box on the Investment Application.

       Checks must be drawn for $500 or more and, unless otherwise indicated on the Investment Application or checkwriting authorization form, must be signed by all owners of the account.

       You will be subject to CoreStates Bank, N.A.'s rules and regulations governing similar accounts. If the amount of the check is greater than the value of the shares in your account, the check will be returned and you may be subject to a charge.

       You may request a stop payment on checks by providing the Fund with a written authorization (oral requests will be accepted only if followed promptly with written authorization). Such requests will remain in effect for six months unless renewed or canceled.

       Checks paid will be returned to you semi-annually (January and July). If you need a copy of a check prior to the regular mailing you may call the Shareholder Service Center.

       The Checkwriting Feature is not available for retirement plans. Also, since dividends are declared daily, you may not use the Checkwriting Feature to close your account. (See Part B for additional information.)

Written Redemption
       You can write to the Fund at 1818 Market Street, Philadelphia, PA 19103 to redeem some or all of your Consultant Class Shares. The request must be signed by all owners of the account or your investment dealer of record. For redemptions of more than $50,000, or when the proceeds are not sent to the shareholder(s) at the address of record, the Fund requires a signature by all owners of the account and a signature guarantee for each owner. Each signature guarantee must be supplied by an eligible guarantor institution. The Fund reserves the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness. The Fund may require further documentation from corporations, executors, retirement plans, administrators, trustees or guardians.

       The redemption request is effective when it is received in good order. Payment is normally mailed the next business day after receipt of your redemption request. If your shares are in certificate form, the certificate must accompany your request and also be in good order.

Written Exchange
       You can also write to the Fund (at 1818 Market Street, Philadelphia, PA 19103) to request an exchange of any or all of your Consultant Class Shares into another mutual fund in the Delaware Group, subject to the same conditions and limitations as other exchanges noted above.

Telephone Redemption and Exchange
       To get the added convenience of the telephone redemption and exchange methods, you must have the Transfer Agent hold your shares (without charge) for you. If you choose to have your shares in certificate form, you may redeem or exchange only by written request and you must return your certificates.

       The Telephone Redemption--Check to Your Address of Record service and the Telephone Exchange service, both of which are described below, are automatically provided unless you notify the Fund in writing that you do not wish to have such services available with respect to your account. The Fund reserves the right to modify, terminate or suspend these procedures upon 60 days' written notice to shareholders. It may be difficult to reach the Fund by telephone during periods when market or economic conditions lead to an unusually large volume of telephone requests.

       Neither the Fund nor its Transfer Agent is responsible for any shareholder loss incurred in acting upon written or telephone instructions for redemption or exchange of Consultant Class Shares which are reasonably believed to be genuine. With respect to such telephone transactions, the Fund will follow reasonable procedures to confirm that instructions communicated by telephone are genuine (including verification of a form of personal identification) as, if it does not, the Fund or the Transfer Agent may be liable for any losses due to unauthorized or fraudulent transactions. Instructions received by telephone are generally tape recorded, and a written confirmation will be provided for all purchase, exchange and redemption transactions initiated by telephone. By exchanging shares by telephone, you are acknowledging prior receipt of a prospectus for the fund into which your shares are being exchanged.

Telephone Redemption--Check to Your Address of Record
         The Telephone Redemption feature is a quick and easy method to redeem shares. You or your investment dealer of record can have redemption proceeds of $50,000 or less mailed to you at your address of record. Checks will be payable to the shareholder(s) of record. Payment is normally mailed the next business day after receipt of the redemption request. This service is only available to individual, joint, and individual fiduciary-type accounts.

Telephone Redemption--Proceeds to Your Bank
       Redemption proceeds of $1,000 or more can be transferred to your predesignated bank account by wire or by check. You should authorize this service when you open your account. If you change your predesignated bank account, you must complete an Authorization Form and have your signature guaranteed. For your protection, your authorization must be on file. If you request a wire, your funds will normally be sent the next business day. CoreStates Bank, N.A.'s fee (currently $7.50) will be deducted from your redemption. If you ask for a check, it will normally be mailed the next business day after receipt of your redemption request to your predesignated bank account. There are no separate fees for this redemption method, but the mail time may delay getting funds into your bank account. Simply call the Shareholder Service Center prior to the time the offering price of shares is determined, as noted above.

Telephone Exchange
       The Telephone Exchange feature is a convenient and efficient way to adjust your investment holdings as your liquidity requirements and investment objectives change. You or your investment dealer of record can exchange shares into other funds in the Delaware Group under the same registration, subject to the same conditions and limitations as other exchanges noted above. As with the written exchange service, telephone exchanges are subject to the requirements of each fund, as described above. Telephone exchanges may be subject to limitations as to amounts or frequency.

Systematic Withdrawal Plan
1.     Regular Plans
       This plan provides shareholders with a consistent monthly (or quarterly) payment. This is particularly useful to shareholders living on fixed incomes, since it provides them with a stable supplemental amount. With accounts of at least $5,000, you may elect monthly withdrawals of $25 (quarterly $75) or more. The Fund does not recommend any particular monthly amount, as each shareholder's situation and needs vary. Payments are normally made by check. In the alternative, you may elect to have your payments transferred from your Fund account to your predesignated bank account through the MoneyLine Direct Deposit Service. Your funds will normally be credited to your bank account two business days after the payment date. There are no separate fees for this redemption method. See MoneyLine Direct Deposit Service under The Delaware Difference for more information about this service.

2.     Retirement Plans
         For shareholders eligible under the applicable retirement plan to receive benefits in periodic payments, the Systematic Withdrawal Plan provides you with maximum flexibility. A number of formulas are available for calculating your withdrawals depending upon whether the distributions are required or optional. Withdrawals must be for $25 or more; however, no minimum account balance is required. The MoneyLine Direct Deposit Service described above is not available for certain retirement plans.

         For more information on Systematic Withdrawal Plans, call the Shareholder Service Center.

DIVIDENDS AND DISTRIBUTIONS

       The Fund's dividends are declared daily and paid monthly on the last day of each month. Payment by check of cash dividends will ordinarily be mailed within three business days after the payable date.

       Purchases of shares by wire begin earning dividends when converted into Federal Funds and become available for investment, normally the next business day after receipt. However, if the Fund is given prior notice of a Federal Funds wire and an acceptable written guarantee of timely receipt from an investor satisfying the Fund's credit policies, the purchase will start earning dividends on the date the wire is received. Purchases by check earn dividends upon conversion to Federal Funds, normally one business day after receipt.

       The Fund declares a dividend to all shareholders of record at the time the offering price of shares is determined. See Purchase Price and Effective Date under Buying Shares. Thus, when redeeming shares, dividends continue to accrue up to and including the date of redemption.

         Each class of the Fund will share proportionately in the investment income and expenses of the Fund, except that: (i) the per share dividends and distributions on Class B Shares and Class C Shares will be lower than the per share dividends and distributions on Class A Shares and Consultant Class Shares as a result of the higher expenses under the 12b-1 Plan relating to Class B Shares and Class C Shares; and (ii) the per share dividends and distributions on Class B Shares, Class C Shares and Consultant Class Shares will be lower than the per share dividends and distributions on Class A Shares as such Class will not incur any expenses under the 12b-1 Plans. See Class A Shares, Class B Shares and Class C Shares under Buying Shares, and Distribution (12b-1) and Service under Management of the Fund. For the seven-day period ended March 31, 1997, the annualized current yield of Consultant Class Shares was 4.44% and the compounded effective yield was 4.53%.

       Short-term capital gains distributions may be paid with the daily dividend; otherwise, they will be distributed annually during the first quarter following the close of the fiscal year.

         Both dividends and distributions will be automatically reinvested in your account unless you elect otherwise. Any check in payment of dividends or other distributions which cannot be delivered by the United States Post Office or which remains uncashed for a period of more than one year may be reinvested in your account at the then-current net asset value and the dividend option may be changed from cash to reinvest. If you elect to take your dividends and distributions in cash and such dividends and distributions are in an amount of $25 or more, you may choose the MoneyLine Direct Deposit Service and have such payments transferred from your Fund account to your predesignated bank account. This service is not available for certain retirement plans. See MoneyLine Direct Deposit Service under The Delaware Difference for more information about this service.

TAXES

       The tax discussion set forth below is included for general information only. Investors should consult their own tax advisers concerning the federal, state, local or foreign tax consequences of an investment in the Fund.

       The Fund has qualified, and intends to continue to qualify, as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code"). As such, the Fund will not be subject to federal income tax, or to any excise tax, to the extent its earnings are distributed as provided in the Code.

         The Fund intends to distribute substantially all of its net investment income and net capital gains, if any. Dividends from net investment income or net short-term capital gains will be taxable to those investors who are subject to income taxes as ordinary income, whether received in cash or in additional shares. No portion of the Fund's distributions will be eligible for the dividends-received deduction for corporations.

       Although the Fund does not expect to distribute any long-term capital gains, any capital gains distributions paid by the Fund, whether received in cash or in additional shares, are taxable to those investors who are subject to income taxes as long-term capital gains, regardless of the length of time an investor owns shares in the Fund.

       Dividends which are declared in October, November or December to shareholders of record in such a month but which, for operational reasons, may not be paid to the shareholder until the following January, will be treated for tax purposes as if paid by the Fund and received by the shareholder on December 31 of the calendar year in which they are declared.

       The sale of Fund shares is a taxable event and may result in a capital gain or loss to shareholders subject to tax. Capital gain or loss may be realized from an ordinary redemption of shares or an exchange of shares between the Fund and any other fund in the Delaware Group. However, since the Fund seeks to maintain a constant $1.00 share price for both purchases and redemptions, shareholders are not expected to realize a capital gain or loss upon sale.



       In addition to federal taxes, shareholders may be subject to state and local taxes on distributions. Distributions of interest income and capital gains realized from certain types of U.S. government securities may be exempt from state personal income taxes. Shares of the Fund are exempt from Pennsylvania county personal property taxes.

       Each year, the Fund will mail to you information on the tax status of the dividends and distributions. Shareholders will also receive each year information as to the portion of dividend income that is derived from U.S. government securities that are exempt from state income tax. Of course, shareholders who are not subject to tax on their income would not be required to pay tax on amounts distributed to them by the Fund.

       The Fund is required to withhold 31% of taxable dividends, capital gains distributions, and redemptions paid to shareholders who have not complied with IRS taxpayer identification regulations. You may avoid this withholding requirement by certifying on your Investment Application your proper Taxpayer Identification Number and by certifying that you are not subject to backup withholding.
                                      -25-

NET ASSET VALUE PER SHARE

       The purchase and redemption price of the Fund's shares is equal to the net asset value ("NAV") per share of Consultant Class Shares that is next computed after the order is received. The NAV is computed as of the close of regular trading on the New York Stock Exchange (ordinarily, 4 p.m., Eastern time) on days when the Exchange is open.

       The NAV per share is computed by adding the value of all securities and other assets in the portfolio, deducting any liabilities (expenses and fees are accrued daily) and dividing by the number of shares outstanding.

       The Fund's total net assets are determined by valuing the portfolio securities at amortized cost. Under the direction of the Board of Directors, certain procedures have been adopted to monitor the value of the Fund's securities and stabilize the net asset value per share at $1.00. Prior to January 1, 1991, the portfolio of the Fund was managed to maintain a constant $10.00 per share value. The Fund reduced the net asset value per share from $10.00 to $1.00 by effecting a ten-to-one stock split for shareholders of record on that date.

       The net asset values of all outstanding shares of each class of the Fund will be computed on a pro-rata basis for each outstanding share based on the proportionate participation in the Fund represented by the value of shares of that class. All income earned and expenses incurred by the Fund will be borne on a pro-rata basis by each outstanding share of a class, based on each class' percentage in the Fund represented by the value of shares of such classes, except that Class A Shares will not incur any of the expenses under the Fund's 12b-1 Plans and Class B Shares, Class C Shares and Consultant Class Shares alone will bear the 12b-1 Plan expenses payable under their respective Plans. Due to the specific distribution expenses and other costs that will be allocable to each class, the dividends paid to each class of the Fund may vary. However, the NAV per share of each class is expected to be equivalent.

       See Part B for additional information.

MANAGEMENT OF THE FUND

Directors
       The business and affairs of the Fund are managed under the direction of its Board of Directors. Part B contains additional information regarding the directors and officers.

Investment Manager
       The Manager furnishes investment management services to the Fund.

       The Manager and its predecessors have been managing the funds in the Delaware Group since 1938. On March 31, 1997, the Manager and its affiliates within the Delaware Group, including Delaware International Advisers Ltd., were managing in the aggregate more than $32 billion in assets in the various institutional or separately managed (approximately $20,369,747,000) and investment company (approximately $11,843,719,000) accounts.

       The Manager is an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc. ("DMH"). On April 3, 1995, a merger between DMH and a wholly owned subsidiary of Lincoln National Corporation ("Lincoln National") was completed. DMH and the Manager are now indirect, wholly owned subsidiaries, and subject to the ultimate control, of Lincoln National. Lincoln National, with headquarters in Fort Wayne, Indiana, is a diversified organization with operations in many aspects of the financial services industry, including insurance and investment management. In connection with the merger, a new Investment Management Agreement between the Fund and the Manager was executed following shareholder approval.

       The Manager manages the Fund's portfolio, makes investment decisions and implements them. The Manager also administers the Fund's affairs and pays the Fund's rent and the salaries of all the directors, officers and employees of the Fund who are affiliated with the Manager. For these services, under the
Investment Management Agreement, the Manager is paid an annual fee   equal to
0.5% on the first $500 million of average daily net assets of the Fund, 0.475% on the next $250 million, 0.45% on the next $250 million, 0.425% on the next $250 million, 0.375% on the next $250 million, 0.325% on the next $250 million, 0.3% on the next $250 million and 0.275% on the average daily net assets over $2 billion, less all directors' fees paid to the unaffiliated directors by the Fund. If the Fund's average daily net assets exceed $3 billion for any month, the Board of Directors will conduct a review of the Investment Management
Agreement.   For the fiscal year ended March 31, 1997, investment management fees paid by the Fund were 0.49% of average daily net assets  .

Portfolio Trading Practices
       Portfolio trades are generally made on a net basis without brokerage commissions. However, the price may include a mark-up or mark-down.

       Banks, brokers or dealers are selected by the Manager to execute the Fund's portfolio transactions.

       The Manager uses its best efforts to obtain the best available price and most favorable execution for portfolio transactions. Orders may be placed with brokers or dealers who provide brokerage and research services to the Manager or its advisory clients. These services may be used by the Manager in servicing any of its accounts. Subject to best price and execution, the Manager may consider a broker/dealer's sales of shares of funds in the Delaware Group of funds in placing portfolio orders, and may place orders with broker/dealers that have agreed to defray certain expenses of such funds, such as custodian fees.

Performance Information
       From time to time, the Fund may publish the "yield" and "effective yield" for Consultant Class Shares. Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of Consultant Class Shares refers to the income generated by an investment in the Class over a specified seven-day period. This income is then "annualized," which means the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated in a similar manner but, when annualized, the income earned by an investment in Consultant Class Shares is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. Yield fluctuates and is not guaranteed.

       The Fund may also publish aggregate and average annual total return information concerning the Class which will reflect the compounded rate of return of an investment in the Class over a specified period of time and will assume the investment of all distributions at net asset value. Past performance is not a guarantee of future results.

Distribution (12b-1) and Service
       The Distributor, Delaware Distributors, L.P. serves as the national distributor for the Fund's shares under a Distribution Agreement with the Fund dated April 3, 1995, as amended on November 29, 1995.

       The Fund has adopted a distribution plan under Rule 12b-1 (the "Plan") for Consultant Class Shares which permits the Fund to pay the Distributor from the assets of this Class a monthly fee for its services and expenses in distributing and promoting sales of Consultant Class Shares. These expenses include preparing and distributing advertisements, sales literature, and prospectuses and reports used for sales purposes, compensating sales and marketing personnel, holding special promotions for specified periods of time, and paying distribution and maintenance fees to brokers, dealers and other entities which sell Consultant Class Shares. In connection with the promotion of Consultant Class Shares, the Distributor may, from time to time, pay to participate in dealer-sponsored seminars and conferences, and reimburse dealers for expenses incurred in connection with preapproved seminars, conferences and advertising. The Distributor may pay or allow additional promotional incentives to dealers as part of preapproved sales contests and/or to dealers who provide extra training and information concerning Consultant Class Shares and increase sales of the Class. In addition, the Fund may make payments from Consultant Class Shares assets directly to others, such as banks, who aid in the distribution of Class shares or provide services to the Class, pursuant to service agreements with the Fund. Registered representatives of brokers, dealers or other entities who have sold a specified level of Delaware Group funds having a 12b-1 Plan, are paid a 0.25% continuing trail fee by the Distributor from 12b-1 Plan payments of Consultant Class Shares for assets maintained in the Class.

       The aggregate fees paid by the Fund from Consultant Class Shares assets to the Distributor and others under the Plan may not exceed 0.30% of the Class' average daily net assets in any year. The Class will not incur any distribution expenses beyond this limit, which may not be increased without shareholder approval. The Board of Directors has set the current fee for Consultant Class Shares at 0.25% of average daily net assets.

       While Plan payments may not exceed 0.30% annually, the Plan does not limit fees to amounts actually expended by the Distributor. It is therefore possible that the Distributor may realize a profit in any particular year. However, the Distributor currently expects that its distribution expenses will likely equal or exceed payments to it under the Plan. The monthly fee paid to the Distributor is subject to the review and approval of the Fund's unaffiliated directors who may reduce the fee or terminate the Plan at any time. The Distributor may, however, incur additional expenses and make additional payments to dealers from its own resources to promote the distribution of Consultant Class Shares.

       The Plan does not apply to Class A Shares, Class B Shares or Class C Shares. Those shares are not included in calculating the Plan's fees, and the Plan is not used to assist in the distribution and marketing of Class A Shares, Class B Shares or Class C Shares.

       The National Association of Securities Dealers, Inc. has adopted Rules of Fair Practice, as amended, relating to investment company sales charges. The Fund and the Distributor intend to operate in compliance with these rules.

       The Transfer Agent, Delaware Service Company, Inc., serves as the shareholder servicing, dividend disbursing and transfer agent for the Fund under an Agreement dated December 20, 1990. The Transfer Agent also provides accounting services to the Fund pursuant to the terms of a separate Fund Accounting Agreement. The directors annually review service fees paid to the Transfer Agent. Certain recordkeeping and other shareholder services that otherwise would be performed by the Transfer Agent may be performed by certain other entities and the Transfer Agent may elect to enter into an agreement to pay such other entities for these services.

       The Distributor and the Transfer Agent are also indirect, wholly owned subsidiaries of DMH.

Expenses
       The Fund is responsible for all of its own expenses other than those expenses borne by the Manager under the Investment Management Agreement and those borne by the Distributor under the Distribution Agreement. For the fiscal year ended March 31, 1997, the Consultant Class Shares' ratio of expenses to average daily net assets was 1.13%. The expense ratio of the Consultant
Class Shares reflects the impact of the 12b-1 Plan.

Shares
         The Fund is an open-end management investment company. The Fund's portfolio of assets is diversified as defined by the 1940 Act and Rule 2a-7 under the 1940 Act. The Fund was originally created in 1977, organized as a Pennsylvania business trust in 1983 and reorganized as a Maryland corporation in
1990.   Fund shares have a par value of $.001, equal voting rights, except as noted below, and are equal in all other respects.

         All Fund shares have noncumulative voting rights which means that the holders of more than 50% of the Fund's shares voting for the election of directors can elect 100% of the directors if they choose to do so. Under Maryland law, the Fund is not required, and does not intend, to hold annual meetings of shareholders unless, under certain circumstances, it is required to do so under the 1940 Act. Shareholders of 10% or more of the Fund's outstanding shares may request that a special meeting be called to consider the removal of a director.

         In addition to Consultant Class Shares, the Fund also offers Class A Shares, Class B Shares and Class C Shares. Shares of each Class represent proportionate interests in the assets of the Fund and have the same voting and other rights and preferences as the other classes of Shares of the Fund, except that Class A Shares, Class B Shares and Class C Shares are not subject to, and may not vote on matters affecting, the Plan under Rule 12b-1 relating to Consultant Class Shares. Similarly, Consultant Class Shares are not subject to, and may not vote on matters affecting, the Fund's Plan under Rule 12b-1
relating to   Class B Shares and Class C Shares. However, Class B Shares may
vote on any proposal to increase materially the fees to be paid by the Fund under the Rule 12b-1 Plan relating to Consultant Class Shares.

       Cash Reserve Consultant Class is known as Delaware Cash Reserve Consultant Class. From November 1992 to May 1994, Delaware Cash Reserve Consultant Class was known as the Delaware Cash Reserve

Consultant class, from May 1992 to November 1992, it was known as the Delaware Cash Reserve (Institutional) class, and prior to May 1992, it was known as the consultant class. Cash Reserve A Class is known as Delaware Cash Reserve A Class. From May 1992 to May 1994, Delaware Cash Reserve A Class was known as the Delaware Cash Reserve class, and prior to May 1992, it was known as the original class. Cash Reserve B Class is known as Delaware Cash Reserve B Class. Cash Reserve C Class is known as Delaware Cash Reserve C Class.

       The Delaware Group includes funds with a wide range of investment objectives. Stock funds, income funds, national and state-specific funds, tax-free funds, money market funds, global and international funds and closed-end equity funds give investors the ability to create a portfolio that fits their personal financial goals. For more information, contact your financial adviser or call Delaware Group at 800-523-4640.

INVESTMENT MANAGER
Delaware Management Company, Inc.
One Commerce Square
Philadelphia, PA  19103

NATIONAL DISTRIBUTOR
Delaware Distributors, L.P.
1818 Market Street
Philadelphia, PA  19103

SHAREHOLDER SERVICING,
DIVIDEND DISBURSING ,
ACCOUNTING SERVICES
AND TRANSFER AGENT
Delaware Service Company, Inc.
1818 Market Street
Philadelphia, PA  19103

LEGAL COUNSEL
Stradley, Ronon, Stevens & Young, LLP
One Commerce Square
Philadelphia, PA  19103

INDEPENDENT AUDITORS
Ernst & Young LLP
Two Commerce Square
Philadelphia, PA  19103

CUSTODIAN
Bankers Trust Company
One Bankers Trust Plaza
New York, NY  10006

---------------------------------------------------------

DELAWARE CASH RESERVE

---------------------------------------------------------


CONSULTANT CLASS

---------------------------------------------------------

---------------------------------------------------------


No Sales Charge







P R O S P E C T U S

---------------------------------------------------------



MAY 30, 1997






                                                DELAWARE
                                                 GROUP
                                                --------

--------------------------------------------------------------------------------

                                     PART B--STATEMENT OF ADDITIONAL INFORMATION
                                                                    MAY 30, 1997
--------------------------------------------------------------------------------

DELAWARE GROUP CASH RESERVE, INC.
--------------------------------------------------------------------------------
1818 Market Street
Philadelphia, PA  19103
--------------------------------------------------------------------------------

For Prospectus and Performance:  Nationwide 800-523-4640

Information on Existing Accounts:  (SHAREHOLDERS ONLY) Nationwide 800-523-1918

Dealer Services:  (BROKER/DEALERS ONLY) Nationwide 800-362-7500
--------------------------------------------------------------------------------


TABLE OF CONTENTS

--------------------------------------------------------------------------------
Cover Page                                                                     1
--------------------------------------------------------------------------------
Investment Objective and Policy                                                3
--------------------------------------------------------------------------------
Performance Information
--------------------------------------------------------------------------------
Trading Practices
--------------------------------------------------------------------------------
Purchasing Shares
--------------------------------------------------------------------------------
Retirement Plans
--------------------------------------------------------------------------------
Offering Price
--------------------------------------------------------------------------------
Redemption
--------------------------------------------------------------------------------
Dividends and Realized Securities Profits Distributions
--------------------------------------------------------------------------------
Taxes
--------------------------------------------------------------------------------
Investment Management Agreement
--------------------------------------------------------------------------------
Officers and Directors
--------------------------------------------------------------------------------
Exchange Privilege
--------------------------------------------------------------------------------
General Information
--------------------------------------------------------------------------------
Appendix A--Description of Ratings
--------------------------------------------------------------------------------
Appendix B--IRA Information
--------------------------------------------------------------------------------
Financial Statements
--------------------------------------------------------------------------------

                                      --1-

         Delaware Group Cash Reserve, Inc. (the "Fund") is a professionally-managed mutual fund. This Statement of Additional Information ("Part B" of the Fund's registration statement) describes Delaware Cash Reserve A Class (the "Class A Shares"), Delaware Cash Reserve Consultant Class (the "Consultant Class Shares"), Delaware Cash Reserve B Class (the "Class B Shares") and Delaware Cash Reserve C Class (the "Class C Shares") (individually, a "Class" and collectively, the "Classes").

         Shares of each Class are purchased at net asset value, without a front-end sales charge. Class A Shares are not subject to annual 12b-1 Plan expenses; Consultant Class Shares are subject to annual 12b-1 Plan expenses of up to 0.30% (currently, no more than 0.25% of average daily net assets as set by the Fund's Board of Directors) which are assessed against Consultant Class Shares for the life of the investment; Class B Shares are subject to a contingent deferred sales charge ("CDSC") which may be imposed on redemptions made within six years of purchase and annual 12b-1 Plan expenses of up to 1% for approximately eight years after purchase; and Class C Shares are subject to a CDSC which may be imposed on redemptions made within 12 months of purchase and annual 12b-1 Plan expenses of up to 1% which are assessed against Class C Shares for the life of the investment. At the end of approximately eight years after purchase, Class B Shares will be automatically converted into Consultant Class Shares. See Automatic Conversion of Class B Shares in the Prospectus for that Class. Such conversion will constitute a tax-free exchange for federal income tax purposes. See Taxes in the Prospectus for Class B Shares.

         This Part B supplements the information contained in the current Prospectus for Class B Shares and Class C Shares dated May 30, 1997, and the current Prospectus for each of the Class A Shares and Consultant Class Shares dated May 30, 1997, as they may be amended from time to time. Part B should be read in conjunction with the respective Class' Prospectus. Part B is not itself a prospectus but is, in its entirety, incorporated by reference into each Class' Prospectus. A prospectus relating to Class B and Class C Shares, a prospectus relating to Class A Shares and a prospectus relating to Consultant Class Shares may be obtained by writing or calling your investment dealer or by contacting the Fund's national distributor, Delaware Distributors, L.P. (the "Distributor"), 1818 Market Street, Philadelphia, PA 19103.

INVESTMENT OBJECTIVE AND POLICY

         The investment objective of the Fund is to obtain maximum current income consistent with preservation of principal and maintenance of liquidity by investing substantially all of its assets in a portfolio of money market instruments. There is no assurance that this objective can be achieved. This objective is a matter of fundamental policy and may not be changed without approval by the holders of a majority of the outstanding voting securities of the Fund, which is a vote by the holders of the lesser of a) more than 50% of the outstanding voting securities; or b) 67% of the voting securities present at a shareholder meeting if 50% or more of the voting securities are present in person or represented by proxy.
See also General Information.

         The Fund intends to achieve its objective by investing at least 80% of its assets in a diversified portfolio of money market instruments. See Money Market Instruments, below, and Appendix A--Description of Ratings.

         The Fund maintains its net asset value at $1.00 per share by valuing its securities on an amortized cost basis. See Offering Price. The Fund maintains a dollar-weighted average portfolio maturity of not more than 90 days and does not purchase any issue having a remaining maturity of more than 13 months. In addition, the Fund limits its investments, including repurchase agreements, to those instruments which the Board of Directors determines present minimal credit risks and which are of high quality. The Fund may sell portfolio securities prior to maturity in order to realize gains or losses or to shorten the average maturity if it deems such actions appropriate to maintain a stable net asset value per share. While the Fund will make every effort to maintain a fixed net asset value of $1.00 per share, there can be no assurance that this objective will be achieved.

         While the Fund intends to hold its investments until maturity when they will be redeemable at their full principal value plus accrued interest, attempts may be made from time to time to increase its yield by trading to take advantage of market variations. Also, revised evaluations of the issuer or redemptions by shareholders of the Fund may cause sales of portfolio investments prior to maturity or at times when such sales might otherwise not be desirable. The Fund's right to borrow to make redemption payments may reduce, but does not guarantee a reduction in, the need for such sales. The Fund will not purchase new securities while any borrowings are outstanding. See Taxes for the effect of any capital gains distributions.

         A shareholder's rate of return will vary with the general interest rate levels applicable to the money market instruments in which the Fund invests. In the event of an increase in current interest rates or a national credit crisis, or if one or more of the issuers became insolvent prior to the maturity of the instruments, principal values could be adversely affected. Investments in obligations of foreign banks and of overseas branches of U.S. banks may be subject to less stringent regulations and different risks than those of U.S. domestic banks. The rate of return and the net asset value will be affected by such other factors as sales of portfolio securities prior to maturity and the Fund's operating expenses.

Money Market Instruments
         The Fund will invest all of its available assets in money market instruments maturing in one year or less. The types of instruments which the Fund may purchase are described below:

         1. U.S. Government Securities--Securities issued or guaranteed by the U.S. government, including Treasury Bills, Notes and Bonds.

         2. U.S. Government Agency Securities--Obligations issued or guaranteed by agencies or instrumentalities of the U.S. government whether supported by the full faith and credit of the U.S. Treasury or the credit of a particular agency or instrumentality.

         3. Bank Obligations--Certificates of deposit, bankers' acceptances and other short-term obligations of U.S. commercial banks and their overseas branches and foreign banks of comparable quality, provided each such bank combined with its branches has total assets of at least one billion dollars. Any obligations of foreign banks shall be denominated in U.S. dollars. Obligations of foreign banks and obligations of overseas branches of U.S. banks are subject to somewhat different regulations and risks than those of U.S. domestic banks. In particular, a foreign country could impose exchange controls which might delay the release of proceeds from that country. Such deposits are not covered by the Federal Deposit Insurance Corporation. Because of conflicting laws and regulations, an issuing bank could maintain that liability for an investment is solely that of the overseas branch which could expose the Fund to a greater risk of loss. The Fund will buy only short-term instruments of banks in nations where these risks are minimal. The Fund will consider these factors along with other appropriate factors in making an investment decision to acquire such obligations and will only acquire those which, in the opinion of management, are of an investment quality comparable to other debt securities bought by the Fund. In addition, the Fund is subject to certain maturity, quality and diversification conditions applicable to taxable money market funds. Thus, if a bank obligation or, as relevant, its issuer is considered to be rated at the time of the proposed purchase it or, as relevant, its issuer must be rated in one of the two highest rating categories by at least two nationally-recognized statistical rating organizations or, if such security or, as relevant, its issuer is not so rated, the purchase of the security must be approved or ratified by the Board of Directors in accordance with the maturity, quality and diversification conditions with which taxable money market funds must comply.

         4. Commercial Paper--The Fund may invest in short-term promissory notes issued by corporations. If a security or, as relevant, its issuer is considered to be rated at the time of the proposed purchase it or, as relevant, its issuer must be rated in one of the two highest rating categories (e.g., A-2 or better by Standard & Poor's Ratings Group ("S&P") and P-2 or better by Moody's Investors Service, Inc. ("Moody's")) by at least two nationally-recognized statistical rating organizations approved by the Board of Directors or, if such security is not so rated, the purchase of the security must be approved or ratified by the Board of Directors in accordance with the maturity, quality and diversification conditions with which taxable money market funds must comply.

         5. Short-term Corporate Debt--The Fund may invest in corporate notes, bonds and debentures. If a security or, as relevant, its issuer is considered to be rated at the time of the proposed purchase it or, as relevant, its issuer must be rated in one of the two highest rating categories (e.g., AA or better by S&P and

Aa or better by Moody's) by at least two nationally-recognized statistical rating organizations approved by the Board of Directors or, if such security is not so rated, the purchase of the security must be approved or ratified by the Board of Directors in accordance with the maturity, quality and diversification conditions with which taxable money market funds must comply. Such securities generally have greater liquidity and are subject to considerably less market fluctuation than longer issues.

         6. Repurchase Agreements--Instruments under which securities are purchased from a bank or securities dealer with an agreement by the seller to repurchase the securities. Under a repurchase agreement, the purchaser acquires ownership of the security but the seller agrees, at the time of sale, to repurchase it at a mutually agreed-upon time and price. The Fund will take custody of the collateral under repurchase agreements. Repurchase agreements may be construed to be collateralized loans by the purchaser to the seller secured by the securities transferred. The resale price is in excess of the purchase price and reflects an agreed-upon market rate unrelated to the coupon rate or maturity of the purchased security. Such transactions afford an opportunity for the Fund to invest temporarily available cash on a short-term basis. The Fund's risk is limited to the seller's ability to buy the security back at the agreed-upon sum at the agreed-upon time, since the repurchase agreement is secured by the underlying obligation. Should such an issuer default, the investment manager believes that, barring extraordinary circumstances, the Fund will be entitled to sell the underlying securities or otherwise receive adequate protection for its interest in such securities, although there could be a delay in recovery. The Fund considers the creditworthiness of the bank or dealer from whom it purchases repurchase agreements. The Fund will monitor such transactions to assure that the value of the underlying securities subject to repurchase agreements is at least equal to the repurchase price. The underlying securities will be limited to those described above.

         The ratings of S&P, Moody's and other rating services represent their opinion as to the quality of the money market instruments which they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. These ratings are the initial criteria for selection of portfolio investments, but the Fund will further evaluate these securities. See Appendix A--Description of Ratings.

Asset-Backed Securities
         The Fund may also invest in securities which are backed by assets such as receivables on home equity loans, credit card loans, and automobile, mobile home and recreational vehicle loans, wholesale dealer floor plans and leases. All such securities must be rated in the highest rating category by a reputable credit rating agency (e.g., AAA by S&P or Aaa by Moody's). The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entities issuing the securities are insulated from the credit risk of the originator or affiliated entities, and the amount of credit support provided to the securities. Such receivables are securitized in either a pass-through or a pay-through structure. Pass-through securities provide investors with an income stream consisting of both principal and interest payments in respect of the receivables in the underlying pool. Pay-through securities are debt obligations issued usually by a special purpose entity, which are collateralized by the various receivables and in which the payments on the underlying receivables provide the funds to pay the debt service on the debt obligations issued. The Fund may invest in these and other types of asset-backed securities that may be developed in the future. It is the Fund's current policy to limit asset-backed investments to those represented by interests in credit card loans, wholesale dealer floor plans, home equity loans and automobile loans.

         The rate of principal payment on asset-backed securities generally depends upon the rate of principal payments received on the underlying assets. Such rate of payments may be affected by economic and various other factors such as changes in interest rates. Therefore, the yield may be difficult to predict and actual yield to maturity may be more or less than the anticipated yield to maturity. Such asset-backed securities also involve certain other risks, including the risk that security interests cannot be adequately or in many cases, ever, established. In addition, with respect to credit card loans, a number of state and federal consumer credit laws give debtors the right to set off certain amounts owed on the credit cards, thereby reducing the outstanding balance. In the case of automobile loans, there is a risk that the holders may not have either a proper or first security interest in all of the obligations backing the receivables due to the large number of vehicles involved in a typical issuance and technical requirements under state laws. Therefore, recoveries on repossessed collateral may not always be available to support payments on the securities.

         Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, such securities may have credit support supplied by a third party or derived from the structure of the transaction. Such credit support falls into two categories: (i) liquidity protection, and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets.

         Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments due on the underlying pool is timely. Protection against losses resulting from ultimate default enhances the likelihood of payments of the obligations on at least some of the assets in the pool. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

         Examples of credit support arising out of the structure of the transaction include "senior-subordinated securities" (multiple class securities with one or more classes subordinate to other classes as to the payment of principal thereof and interest thereon, with the result that defaults on the underlying assets are borne first by the holders of the subordinated class), creation of "reserve funds" (where cash or investments, sometimes funded from a portion of the payments on the underlying assets, are held in reserve against future losses) and "over-collateralization" (where the scheduled payments on, or the principal amount of, the underlying assets exceeds that required to make payments of the securities and pay any servicing or other fees). The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquencies or losses in excess of those anticipated could adversely affect the return on an investment in such issue.

Investment Restrictions
         The Fund has adopted the following restrictions and fundamental policies which cannot be changed without approval by the holders of a majority of the outstanding voting securities of the Fund, as described above. The Fund may not under any circumstances:

         1. Invest more than 20% of its assets in securities other than money market instruments as defined under Investment Objective and Policy and Money Market Instruments.

         2. Borrow money in excess of one-third of the value of its net assets and then only as a temporary measure for extraordinary purposes or to facilitate redemptions. The Fund has no intention of increasing its net income through borrowing. Any borrowing will be done from a bank and to the extent that such borrowing exceeds 5% of the value of the Fund's net assets, asset coverage of at least 300% is required. In the event that such asset coverage shall at any time fall below 300%, the Fund shall, within three days thereafter (not including Sunday or holidays) or such longer period as the Securities and Exchange Commission may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowings shall be at least 300%. The Fund will not pledge more than 10% of its net assets. The Fund will not issue senior securities as defined in the Investment Company Act of 1940 (the "1940 Act"), except for notes to banks.

         3. Sell securities short or purchase securities on margin.

         4. Write or purchase put or call options.

         5. Underwrite the securities of other issuers, except that the Fund may acquire portfolio securities under circumstances where, if the securities are later publicly offered or sold by the Fund, it might be deemed an underwriter for purposes of the Securities Act of 1933 (the "1933 Act"). Not more than 10% of the value of the Fund's net assets at the time of acquisition will be invested in such securities.

         6. Purchase or sell commodities or commodity contracts.

         7. Purchase or sell real estate, but this shall not prevent the Fund from investing in securities secured by real estate or interests therein, or securities issued by companies which invest in real estate or interests therein.

         8. Make loans to other persons except by the purchase of obligations in which the Fund is authorized to invest and to enter into repurchase agreements. Not more than 10% of the Fund's total assets will be invested in repurchase agreements maturing in more than seven days and in other illiquid assets.

         9. Invest more than 5% of the value of its assets in the securities of any one issuer (other than obligations issued or guaranteed by the U.S. government or federal agencies) or acquire more than 10% of the voting securities of such an issuer. Where securities are issued by one entity but are guaranteed by another, "issuer" shall not be deemed to include the guarantor so long as the value of all securities owned by the Fund which have been issued or guaranteed by that guarantor does not exceed 10% of the value of the Fund's assets.

         10. Purchase more than 10% of the outstanding securities of any issuer or invest in companies for the purpose of exercising control.

         11. Invest in securities of other investment companies, except as they may be acquired as part of a merger, consolidation or acquisition of assets.

         12. Invest more than 25% of its total assets in any particular industry, except that the Fund may invest more than 25% of the value of its total assets in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, certificates of deposit and bankers' acceptances of banks with over one billion dollars in assets or bank holding companies whose securities are rated A-2 or better by S&P or P-2 or better by Moody's.

         In addition, the following investment restrictions may be changed by the Board of Directors without approval by the holders of a majority of the outstanding voting securities of the Fund. The Fund may not:

         (a) Retain in its portfolio securities issued by an issuer any of whose officers, directors or security holders is an officer or director of the Fund or of the investment manager of the Fund if after the purchase of the securities of such issuer by the Fund one or more of such officers or directors owns beneficially more than 1/2 of 1% of the shares or securities or both of such issuer and such officers and directors owning more than 1/2 of 1% of such shares or securities together own beneficially more than 5% of such shares or securities.

         (b) Invest funds of the Fund in the securities of companies which have a record of less than three years' continuous operation if such purchase at the time thereof would cause more than 5% of the Fund's total assets to be invested in the securities of such company or companies. Such period of three years may include the operation of any predecessor company or companies, partnership or individual enterprise if the company whose securities are proposed as an investment for funds of the Fund has come into existence as the result of a merger, consolidation, reorganization or the purchase of substantially all of the assets of such predecessor company or companies, partnerships or individual enterprises.

         (c) Invest in direct interests in oil, gas or other mineral exploration or development programs.

         (d) Invest more than 25% of its assets in foreign banks except that this limitation shall not apply to United States branches of foreign banks which are subject to the same regulation as United States banks or to foreign branches of United States banks where such a bank is liable for the obligations of the branch.

         Although not a fundamental investment restriction, the Fund currently does not invest its assets in real estate limited partnerships.

PERFORMANCE INFORMATION

         For the seven-day period ended March 31, 1997, the annualized current yield of Class A Shares, Class B Shares, Class C Shares and Consultant Class Shares was 4.69%, 3.69%, 3.69% and 4.44%, respectively, and the compounded effective yield was 4.80%, 3.75%, 3.75% and 4.53%, respectively. These yields will fluctuate daily as income earned fluctuates. On this date, the weighted average portfolio maturity was 42 days for each Class. The current yield of Class A Shares is expected to be higher than that of Consultant Class Shares, Class B Shares and Class C Shares because Class A Shares are not subject to the maximum aggregate expenses under the Fund's 12b-1 Plans of up to 0.30% for Consultant Class Shares and up to 1% for each of the Class B Shares and Class C Shares. See Plans Under Rule 12b-1 for Consultant Class Shares, Class B Shares and Class C Shares.

         Shareholders and prospective investors will be interested in learning from time to time the current and the effective compounded yield of a Class of shares. As explained under Dividends and Realized Securities Profits Distributions, dividends are declared daily from net investment income. In order to determine the current return, yield is calculated as follows:

         The calculation begins with the value of a hypothetical account of one share at the beginning of a seven-day period; this is compared with the value of that same account at the end of the same period (including shares purchased for the account with dividends earned during the period). The net change in the account value is generally the net income earned per share during the period, which consists of accrued interest income plus or minus amortized purchase discount or premium, less all accrued expenses (excluding expenses reimbursed by the investment manager) but does not include realized gains or losses or unrealized appreciation or depreciation.

         The current yield of each Class represents the net change in this hypothetical account annualized over 365 days. In addition, a shareholder may achieve a compounding effect through reinvestment of dividends, which is reflected in the effective yield shown below.

         The following is an example, for purposes of illustration only, of the current and effective yield calculations for the seven-day period ended March 31, 1997:

                                                                                                             Consultant Class
                                                   Class A Shares     Class B Shares     Class C Shares           Shares
Value of a hypothetical account with one
         share at the beginning of the period.....   $1.00000000        $1.00000000        $1.00000000         $1.00000000

Value of the same account at the
         end of the period........................   $1.00089877        $1.00070708        $1.00070704         $1.00085089
                                                    ============        ===========        ===========         ===========

Net change in account value.......................    0.00089877(1)      0.00070708(1)     0.00070704(1)       0.00085089(1)

Base period return = net change in account
         value / beginning account value..........    0.00089877         0.00070708         0.00070704          0.00085089

Current yield [base period return x (365 / 7)]....        4.69%(2)           3.69%(2)           3.69%(2)             4.44%(2)
                                                          =====              =====              =====                =====

Effective yield (1 + base period) (365/7) - 1.....        4.80%(3)           3.75%(3)           3.75%(3)             4.53%(3)
                                                          =====              =====              =====                =====


Weighted average life to maturity of the portfolio on March 31, 1997 was 42 days.

(1) This represents the net income per share for the seven calendar days ended March 31, 1997.

(2) This represents the average of annualized net investment income per share for the seven calendar days ended March 31, 1997.

(3) This represents the current yield for the seven calendar days ended March 31, 1997 compounded daily.


         The average annual total rate of return for a Class is based on a hypothetical $1,000 investment that includes capital appreciation and depreciation during the stated periods. With respect to Class B Shares and Class C Shares, each calculation will include the CDSC that would be applicable upon complete redemption of such shares during the stated period. In addition, the Fund may present total return information that does not reflect the deduction of any applicable CDSC. The following formula will be used for the actual computations:

                                n
                          P(1+T) = ERV

         Where:        P    =   a hypothetical initial purchase order of $1,000;

                       T    =   average annual total return;

                       n    =   number of years;

                     ERV    =   redeemable value of the hypothetical
                                $1,000 purchase at the end of the period after the deduction of the applicable
                                CDSC, if any, with respect to Class B
                                Shares and Class C Shares.

         Aggregate or cumulative total return is calculated in a similar manner, except that the results are not annualized. The following table, for purposes of illustration only, reflects the average annual total return performance for Class A Shares and Consultant Class Shares through March 31, 1997, calculated as an average annual compounded rate of return for the periods indicated. For this purpose, the calculations assume the reinvestment of all dividend distributions paid during the indicated periods. Interest rates fluctuated during the periods covered by the table and the Fund's results should not be considered as representative of future performance. Total return for Consultant Class Shares for periods prior to commencement of operations of such Class is based on the performance of Class A Shares. For periods prior to commencement of operations of Consultant Class Shares, the total return does not reflect the 12b-1 payments applicable to such Class. If such payments were reflected in the calculations, performance would have been affected.

                           Average Annual Total Return

                                                           Consultant Class
                                  Class A Shares               Shares(1)
        1 year ended
        3/31/97                       4.61%                    4.36%

        3 years ended
        3/31/97                       4.54%                    4.28%

        5 years ended
        3/31/97                       3.75%                    3.50%

        10 years ended
        3/31/97                       5.38%                    5.12%

        15 years ended
        3/31/97                       6.52%                    6.35%

        Period 6/30/78(2)
        through 3/31/97               7.81%                    7.67%

(1)  Date of initial public offering of Consultant Class Shares was March 10,
     1988.

(2)  Date of initial public offering of Class A Shares.

         The performance of Class B Shares, as shown below, is the average annual total return quotation through March 31, 1997. The average annual total return for Class B Shares (including deferred sales charge) reflects the deduction of the applicable CDSC that would be paid if the shares were redeemed at March 31, 1997. The average annual total return for Class B Shares (excluding deferred sales charge) assumes the shares were not redeemed at March 31, 1997 and, therefore, does not reflect the deduction of a CDSC.

                           Average Annual Total Return

                                   Class B Shares            Class B Shares
                                 (Including Deferred       (Excluding Deferred
                                    Sales Charge)             Sales Charge)
         1 year ended
         3/31/97                      (0.42%)                   3.58%

         Period 5/2/94(1)
         through 3/31/97               2.59%                    3.56%

(1)  Date of initial public offering of Class B Shares.


         The performance of Class C Shares, as shown below, is the average total return quotation through March 31, 1997. The average total return quotation for Class C Shares (including deferred sales charge) reflects the deduction of the applicable CDSC that would be paid if the shares were redeemed at March 31, 1997. The average total return for Class C Shares (excluding deferred sales charge) assumes the shares were not redeemed at March 31, 1997 and, therefore, does not reflect the deduction of a CDSC.

                           Average Annual Total Return

                                  Class C Shares            Class C Shares
                               (Including Deferred        (Excluding Deferred
                                   Sales Charge)             Sales Charge)
        1 year ended
        3/31/97                       2.58%                    3.58%

        Period 11/29/95(1)
        through 3/31/97               3.61%                    3.61%

(1)  Date of initial public offering of Class C Shares.

         From time to time, the Fund may also quote current yield information of the Classes with the sample average rates paid on bank money market deposit accounts. The bank money market deposit averages are the stated rates of 100 large banks and thrifts in the top five standard metropolitan statistical areas as determined by the Bank Rate Monitor. The Fund's figures for a Class will be the annualized yields representing an average of that Class' after-expense per share earnings divided by cost per share for each day of the fiscal month, or period, noted. Yield fluctuates depending on portfolio type, quality, maturity and operating expenses. Principal is not insured and the results shown should not be considered as representative of the yield which may be realized from an investment made in the Fund at any time in the future.

         In addition, the Fund may quote actual yield and total return performance of each Class in advertising and other types of literature compared to indices or averages of alternative financial products available to prospective investors. For example, the performance comparisons may include the average return of various bank instruments, some of which may carry certain return guarantees offered by leading banks and thrifts, as monitored by the Bank Rate Monitor, and those of corporate and government security price indices of various durations prepared by Lehman Brothers and Salomon Brothers, Inc. These indices are not managed for any investment goal.

         Statistical and performance information and various indices compiled and maintained by organizations such as the following may also be used in preparing exhibits comparing certain industry trends and competitive mutual fund performance to comparable activity and performance of the Fund. From time to time, certain mutual fund performance ranking information, calculated and provided by these organizations, may also be used in the promotion of sales in the Fund. Any indices used are not managed for any investment goal.

         CDA Investment Technologies, Lipper Analytical Services, Inc. and IBC/Donoghue are performance evaluation services that maintain statistical performance databases, as reported by a diverse universe of independently-managed mutual funds.

         Interactive Data Corporation is a statistical access service that maintains a database of various international industry indicators, such as historical and current price/earning information, individual equity and fixed-income price and return information.

         Salomon Brothers and Lehman Brothers are statistical research firms that maintain databases of international market, bond market, corporate and government-issued securities of various maturities. This information, as well as unmanaged indices compiled and maintained by these firms, will be used in preparing comparative illustrations. In addition, the performance of multiple indices compiled and maintained by these firms may be combined to create a blended performance result for comparative performances. Generally, the indices selected will be representative of the types of securities in which the Fund may invest and the assumptions that were used in calculating the blended performance will be described.

         Current interest rate and yield information on government debt obligations of various durations, as reported weekly by the Federal Reserve (Bulletin H.15), may also be used. Also, current rate information on municipal debt obligations of various durations, as reported daily by The Bond Buyer, may also be used. The Bond Buyer is published daily and is an industry-accepted source for current municipal bond market information.

         Comparative information on the Consumer Price Index may also be included. The Consumer Price Index, as prepared by the U.S. Bureau of Labor Statistics, is the most commonly used measure of inflation. It indicates the cost fluctuations of a representative group of consumer goods. It does not represent a return on an investment.

         The following table is an example, for purposes of illustration only, of cumulative total return performance for the shares of each Class March 31, 1997. For these purposes, the calculations assume the reinvestment of any realized securities profits distributions and income dividends paid during the indicated periods. Total return shown for Consultant Class Shares for the periods prior to commencement of operations of such Class is based on the performance of Class A Shares. For periods prior to commencement of operations of Consultant Class Shares, the total return does not reflect the 12b-1 payments applicable to such Class. If such payments were reflected in the calculations, performance would have been affected.

                             Cumulative Total Return

                                                              Consultant Class
                                     Class A Shares              Shares (1)
           3 months
           ended 3/31/97                 1.13%                    1.07%

           6 months
           ended 3/31/97                 2.29%                    2.17%

           9 months
           ended 3/31/97                 3.46%                    3.27%

           1 year ended
           3/31/97                       4.61%                    4.36%

           3 years ended
           3/31/97                      14.26%                   13.41%

           5 years ended
           3/31/97                      20.24%                   18.75%

           10 years ended
           3/31/97                      68.88%                   64.75%

           15 years ended
           3/31/97                     158.00%                  151.69%

           Period 6/30/78(2)
           through 3/31/97             309.63%                  299.62%

(1)  Date of initial public offering of Consultant Class Shares was March 10,
     1988.

(2)  Date of initial public offering of Class A Shares.

                                   Class B Shares             Class B Shares
                                  (Including Deferred       (Excluding Deferred
                                    Sales Charge)             Sales Charge)
             3 months ended
             3/31/97                  (3.12%)                     0.88%

             6 months ended
             3/31/97                  (2.22%)                     1.79%

             9 months ended
             3/31/97                  (1.31%)                     2.69%

             1 year ended
             3/31/97                  (0.42%)                     3.58%

             Period 5/2/94(1)
             through 3/31/97           7.74%                     10.74%

(1)    Date of initial public offering of Class B Shares.

                                  Class C Shares            Class C Shares
                                (Including Deferred       (Excluding Deferred
                                   Sales Charge)             Sales Charge)
            3 months ended
            3/31/97                   (0.12%)                     0.88%

            6 months ended
            3/31/97                    0.79%                      1.79%

            9 months ended
            3/31/97                    1.69%                      2.69%

            1 year ended
            3/31/97                    2.58%                      3.58%

            Period 11/29/95(1)
            through 3/31/97            4.87%                      4.87%

(1)  Date of initial public offering of Class C Shares.

         Because every investor's goals and risk threshold are different, the Distributor, as distributor for the Fund and other mutual funds in the Delaware Group, will provide general information about investment alternatives and scenarios that will allow investors to assess their personal goals. This information will include general material about investing as well as materials reinforcing various industry-accepted principles of prudent and responsible personal financial planning. One typical way of addressing these issues is to compare an individual's goals and the length of time the individual has to attain these goals to his or her risk threshold. In addition, the Distributor will provide information that discusses the overriding investment philosophy of Delaware Management Company, Inc. (the "Manager") and how that philosophy impacts the Fund's, and other Delaware Group funds', investment disciplines employed in seeking their objectives. The Distributor may also from time to time cite general or specific information about the institutional clients of the Manager, including the number of such clients serviced by the Manager.

Dollar-Cost Averaging
         Money market funds, which are generally intended for your short-term investment needs, can often be used as a basis for building a long-term investment plan. For many people, deciding when to purchase long-term investments, such as stock or longer-term bond funds, can be a difficult decision. Unlike money market fund shares, prices of other securities, such as stocks and bonds, tend to move up and down over various market cycles. Though logic says to invest when prices are low, even experts can't always pick the highs and the lows. By using a strategy known as dollar-cost averaging, you schedule your investments ahead of time. If you invest a set amount on a regular basis (perhaps using assets from your money market fund) that money will always buy more shares when the price is low and fewer when the price is high. You can choose to invest at any regular interval--for example, monthly or quarterly--as long as you stick to your regular schedule.

         Dollar-cost averaging looks simple and it is, but there are important things to remember. Dollar-cost averaging works best over longer time periods, and it doesn't guarantee a profit or protect against losses in declining markets. If you need to sell your investment when prices are low, you may not realize a profit no matter what investment strategy you utilize. That's why dollar-cost averaging can make sense for long-term goals. Since the potential success of a dollar-cost averaging program depends on continuous investing, even through periods of fluctuating prices, you should consider your dollar-cost averaging program a long-term commitment and invest an amount you can afford and probably won't need to withdraw. You should also consider your financial ability to continue to purchase shares during low fund share prices. Delaware Group offers three services -- Automatic Investing Program, Direct Deposit Program and the Wealth Builder Option -- that can help to keep your regular investment program on track. See Investing by Electronic Fund Transfer - Direct Deposit Purchase Plan and Automatic Investing Plan under Purchasing Shares and Wealth Builder Option under Purchasing Shares for a complete description of these services, including restrictions or limitations.

         The example below illustrates how dollar-cost averaging can work. In a fluctuating market, the average cost per share of a stock or bond fund over a period of time will be lower than the average price per share of the fund for the same time period.
                                               Price         Number of
                            Investment          Per           Shares
                              Amount           Share         Purchased

                Month 1        $100           $10.00            10
                Month 2        $100           $12.50             8
                Month 3        $100            $5.00            20
                Month 4        $100           $10.00            10
                -------------------------------------------------------
                               $400           $37.50            48

                Total Amount Invested:  $400
                Total Number of Shares Purchased:  48
                Average Price Per Share:  $9.38 ($37.50/4)
                Average Cost Per Share:  $8.33 ($400/48 shares)

       This example is for illustration purposes only. It is not intended to represent the actual performance of the Fund. Dollar-cost averaging can be appropriate for investments in shares of funds that tend to fluctuate in value. Please obtain the prospectus of any Delaware Group fund in which you plan to invest through a dollar-cost averaging program. The prospectus contains additional information, including charges and expenses. Please read it carefully before you invest or send money.

THE POWER OF COMPOUNDING
       When you opt to reinvest your current income for additional Fund shares, your investment is given yet another opportunity to grow. It's called the Power of Compounding and the following chart illustrates just how powerful it can be.

COMPOUNDED RETURNS
       Results at various assumed fixed rates of return on a $10,000 investment compounded monthly for 10 years:

                                     4%                6%               8%
                                     Rate of           Rate of          Rate of
                                     Return            Return           Return
                                     -------           -------          -------
                   1 year           $10,407           $10,617          $10,830
                   2 years          $10,831           $11,272          $11,729
                   3 years          $11,273           $11,967          $12,702
                   4 years          $11,732           $12,705          $13,757
                   5 years          $12,210           $13,488          $14,898
                   6 years          $12,707           $14,320          $16,135
                   7 years          $13,225           $15,203          $17,474
                   8 years          $13,764           $16,141          $18,924
                   9 years          $14,325           $17,137          $20,495
                  10 years          $14,908           $18,194          $22,196

         These figures are calculated assuming a fixed constant investment return and assume no fluctuation in the value of principal. These figures, which do not reflect payment of applicable taxes or any CDSC, are not intended to be a projection of investment results and do not reflect the actual performance results of any of the Classes.

         The Prospectuses and this Part B may be in use for a full year and, accordingly, it can be expected that yields will fluctuate substantially from the example shown above.

         The yield quoted at any time represents the amount being earned on a current basis and is a function of the types of instruments in the Fund's portfolio, their quality and length of maturity and the Fund's operating expenses. The length of maturity for the portfolio is the average dollar weighted maturity of the portfolio. This means that the portfolio has an average maturity of a stated number of days for its issues. The calculation is weighted by the relative value of the investment.

         The yield will fluctuate daily as the income earned on the investments of the Fund fluctuates. Accordingly, there is no assurance that the yield quoted on any given occasion will remain in effect for any period of time. It should also be emphasized that the Fund is an open-end investment company and that there is no guarantee that the net asset value per share or any stated rate of return will remain constant. A shareholder's investment in the Fund is not insured. Investors comparing results of the Fund with investment results and yields from other sources such as banks or savings and loan associations should understand these distinctions. Historical and comparative yield information may, from time to time, be presented by the Fund. Although the Fund determines the yield on the basis of a seven-calendar-day period, it may from time to time use a different time span.

         Other funds of the money market type may calculate their yield on a different basis and the yield quoted by the Fund could vary upward or downward if another method of calculation or base period were used. Shareholders and prospective investors who wish to learn the current yield of the Fund may call toll free, nationwide 800-523-4640.

TRADING PRACTICES

         Portfolio transactions are executed by the Manager on behalf of the Fund in accordance with the standards described below.

         Brokers, dealers and banks are selected to execute transactions for the purchase or sale of portfolio securities on the basis of the Manager's judgment of their professional capability to provide the service. The primary consideration is to have brokers, dealers or banks execute transactions at best price and execution. Best price and execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order and other factors affecting the overall benefit obtained by the account on the transaction. When a commission is paid, the Fund pays reasonably competitive brokerage commission rates based upon the professional knowledge of its trading department as to rates paid and charged for similar transactions throughout the securities industry. In some instances, the Fund pays a minimal share transaction cost when the transaction presents no difficulty. Trades are generally made on a net basis where securities are either bought or sold directly from or to a broker, dealer or bank. In these instances, there is no direct commission charged, but there is a spread (the difference between the buy and sell price) which is the equivalent of a commission.

         The Manager may allocate out of all commission business generated by all of the funds and accounts under its management, brokerage business to brokers or dealers who provide brokerage and research services. These services include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends; assisting in determining portfolio strategy; providing computer software and hardware used in security analyses; and providing portfolio performance evaluation and technical market analyses. Such services are used by the Manager in connection with its investment decision-making process with respect to one or more funds and accounts managed by it, and may not be used, or used exclusively, with respect to the fund or account generating the brokerage.

         As provided in the Securities Exchange Act of 1934 (the "1934 Act") and the Fund's Investment Management Agreement, higher commissions are permitted to be paid to broker/dealers who provide brokerage and research services than to broker/dealers who do not provide such services if such higher commissions are deemed reasonable in relation to the value of the brokerage and research services provided. Although transactions are directed to broker/dealers who provide such brokerage and research services, the Fund believes that the commissions paid to such broker/dealers are not, in general, higher than commissions that would be paid to broker/dealers not providing such services and that such commissions are reasonable in relation to the value of the brokerage and research services provided. In some instances, services may be provided to the Manager which constitute in some part brokerage and research services used by the Manager in connection with its investment decision-making process and constitute in some part services used by the Manager in connection with administrative or other functions not related to its investment decision-making process. In such cases, the Manager will make a good faith allocation of brokerage and research services and will pay out of its own resources for services used by the Manager in connection with administrative or other functions not related to its investment decision-making process. In addition, so long as no fund is disadvantaged, portfolio transactions which generate commissions or their equivalent are allocated to broker/dealers who provide daily portfolio pricing services to the Fund and to other funds in the Delaware Group. Subject to best price and execution, commissions allocated to brokers providing such pricing services may or may not be generated by the funds receiving the pricing service.

         The Manager may place a combined order for two or more accounts or funds engaged in the purchase or sale of the same security if, in its judgment, joint execution is in the best interest of each participant and will result in best price and execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or fund. When a combined order is executed in a series of transactions at different prices, each account participating in the order may be allocated an average price obtained from the executing broker.
It is believed that the ability of the accounts to participate in volume transactions will generally be beneficial to the accounts and funds. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or fund may obtain, it is the opinion of the Manager and the Fund's Board of Directors that the advantages of combined orders outweigh the possible disadvantages of separate transactions.

         Portfolio trading will be undertaken principally to accomplish the Fund's objective. Since portfolio assets will consist of short-term instruments, replacement of portfolio securities will occur frequently. However, since the Manager expects to usually transact purchases and sales of portfolio securities on a net basis, it is not anticipated that the Fund will pay any significant brokerage commissions. The Manager is free to dispose of portfolio securities at any time, subject to complying with the Internal Revenue Code and the 1940 Act, when changes in circumstances or conditions make such a move desirable in light of the investment objective.

         Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc. (the "NASD"), and subject to seeking best price and execution, the Manager may place orders with broker/dealers that have agreed to defray certain expenses of the funds in the Delaware Group of funds, such as custodian fees, and may, at the request of the Distributor, give consideration to sales of such funds shares as a factor in the selection of brokers and dealers to execute Fund portfolio transactions.

PURCHASING SHARES

         The Distributor serves as the national distributor for the Fund's four Classes of shares - Class A Shares, Consultant Class Shares, Class B Shares and Class C Shares, and has agreed to use its best efforts to sell shares of the Fund.

         Shares of the Fund are offered on a continuous basis. Class A Shares can be purchased directly from the Fund or its Distributor. Consultant Class Shares, Class B Shares and Class C Shares are offered through brokers, financial institutions and other entities which have a dealer agreement with the Fund's Distributor or a service agreement with the Fund. In some states, banks and/or other institutions effecting transactions in Consultant Class Shares, Class B Shares or Class C Shares may be required to register as dealers pursuant to state laws.

         Generally, the minimum initial investment is $1,000 for each Class. Subsequent purchases must generally be at least $100. The minimum initial and subsequent investment with respect to Class A Shares will be waived for purchases by officers, directors and employees of any Delaware Group fund, the Manager or any of the Manager's affiliates if the purchases are made pursuant to a payroll deduction program. Shares purchased pursuant to the Uniform Gifts to Minors Act or Uniform Transfers to Minors Act and shares purchased in connection with an Automatic Investing Plan are subject to a minimum initial purchase of $250 and a minimum subsequent purchase of $25. Accounts opened under the Delaware Group Asset Planner service are subject to a minimum initial investment of $2,000 per Asset Planner Strategy selected. There is a maximum purchase limitation of $250,000 on each purchase of Class B Shares; for Class C Shares, each purchase must be in an amount that is less than $1,000,000. The Fund will reject any order for purchase of more than $250,000 of Class B Shares and $1,000,000 or more for Class C Shares. An investor may exceed these limitations by making cumulative purchases over a period of time.

         Shares of each Class are sold without a front-end sales charge at the net asset value per share next determined after the receipt and effectiveness of a purchase order as described below. See the Prospectuses for additional information on how to invest. The Fund reserves the right to reject any order for the purchase of its shares if in the opinion of management, such rejection is in the Fund's best interest. See Suitability in the Prospectuses for the Classes.

         Class A Shares have no CDSC or annual 12b-1 Plan expenses. Consultant Class Shares have no CDSC; such shares are subject to annual 12b-1 Plan expenses of up to of 0.30% of the average daily net assets of such shares.

         Class B Shares are subject to a CDSC of: (i) 4% if shares are redeemed within two years of purchase; (ii) 3% if shares are redeemed during the third or fourth year following purchase; (iii) 2% if shares are redeemed during the fifth year following purchase; and (iv) 1% if shares are redeemed during the sixth year following purchase. Class C Shares are subject to a CDSC of 1% if shares are redeemed within 12 months of purchase. For both Class B Shares and Class C Shares, the charge will be assessed on an amount equal to the lesser of net asset value at the time of purchase of the shares being redeemed or the net asset value of the shares at the time of redemption. The net asset values of Class B Shares and Class C Shares at the time of purchase and at the time of redemption are expected to be the same if redeemed directly from the Fund. In addition, no CDSC will be assessed on redemption of shares received upon reinvestment of dividends or capital gains. See Redemption and Exchange in the Prospectus for Class B Shares and Class C Shares for a list of the instances in which the CDSC is waived. Class B Shares are subject to annual 12b-1 Plan expenses up to a maximum of 1% of the average daily net assets of such Class for approximately eight years. During the seventh year after purchase and, thereafter, until converted to Consultant Class Shares, Class B Shares will continue to be subject to annual 12b-1 Plan expenses of 1% of average daily net assets representing such shares. At the end of approximately eight years after purchase, the investor's Class B Shares will be automatically converted into Consultant Class Shares of the Fund. See Automatic Conversion of Class B Shares in the Prospectus for Class B Shares. Such conversion will constitute a tax-free exchange for federal income tax purposes. See Taxes in the Prospectus for Class B Shares. Class C

Shares are subject to annual 12b-1 Plan expenses up to a maximum of 1% of the average daily net assets of such Class for the life of the investment.

         With respect to Class A Shares and Consultant Class Shares, certificates representing shares purchased are not ordinarily issued unless a shareholder submits a specific request. Certificates are not issued in the case of Class B Shares or Class C Shares or in the case of any retirement plan account including self-directed IRAs. In the case of investments where certificates are not issued, purchases are confirmed to the investor and credited to the shareholder's account on the books maintained by Delaware Service Company, Inc. (the "Transfer Agent"). The investor will have the same rights of ownership with respect to such shares as if certificates had been issued. With respect to Class A Shares and Consultant Class Shares, an investor may receive a certificate representing full share denominations purchased by sending a letter signed by each owner of the account to the Transfer Agent requesting the certificate. No charge is assessed by the Fund for any certificate issued. A shareholder may be subject to fees for replacement of a lost or stolen certificate under certain conditions, including the cost of obtaining a bond covering the lost or stolen certificate. Please contact the Fund for further information. Investors who hold certificates representing their shares may only redeem these shares by written request.

Investing by Mail
         Initial Purchases--An Investment Application or, in the case of a retirement account, an appropriate retirement plan application, must be completed, signed and sent with a check, payable to the specific Class selected, to the Delaware Group at P.O. Box 7977, Philadelphia, PA 19101.

         Subsequent Purchases--Additional purchases may be made at any time by mailing a check or other negotiable bank draft made payable to the specific Class desired. The account to which the subsequent purchase is to be credited should be identified by the name(s) of the registered owner(s) and by account number. An investment slip (similar to a deposit slip) is provided at the bottom of dividend statements that you will receive from the Fund. Use of this investment slip can help to expedite processing of your check when making additional purchases. Your investment may be delayed if you send additional purchases by certified mail. The Fund and the Transfer Agent will not be responsible for inadvertent processing of post-dated checks or checks more than six months old.

         Direct Deposit Purchases by Mail--Shareholders of the Classes may authorize a third party, such as a bank or employer, to make investments directly to their Fund accounts. The Fund will accept these investments, such as bank-by-phone, annuity payments and payroll allotments, by mail directly from the third party. Investors should contact their employers or financial institutions who in turn should contact the Fund for proper instructions.

Investing by Wire
         Investors having an account with a bank that is a member or correspondent of a member of the Federal Reserve System may purchase shares by requesting their bank to transmit immediately available funds (Federal Funds) by wire to CoreStates Bank, N.A., ABA #031000011, account number 1412893401, (include the shareholder's name and Class account number in the wire).

         Initial Purchases--When making an initial investment by wire, you must first telephone the Fund at 800-523-1918 to advise of your action and to be assigned an account number. If you do not call first, it may not be possible to process your order promptly, although in all cases shares purchased will be priced at the close of business following receipt of Federal Funds. In addition, you must promptly send your Investment Application or, in the case of a retirement account, an appropriate retirement plan application, must be promptly forwarded to the specific Class desired, to the Delaware Group at P.O. Box 7977, Philadelphia, PA 19101.

         Subsequent Purchases--Additional investments may be made at any time through the wire procedure described above. The Fund must be immediately advised by telephone at 800-523-1918 of each transmission of funds by wire.

Investing by Electronic Fund Transfer
         Direct Deposit Purchase Plan--Investors may arrange for the Fund to accept for investment, through an agent bank, preauthorized government or private recurring payments. This method of investment assures the timely credit to the shareholder's account of payments such as social security, veterans' pension or compensation benefits, federal salaries, Railroad Retirement benefits, private payroll checks, dividends, and disability or pension fund benefits. It also eliminates lost, stolen and delayed checks.

         Automatic Investing Plan--Shareholders may make regular automatic investments by authorizing, in advance, monthly payments directly from their checking account for deposit into their Fund account. This type of investment will be handled in either of the following ways. (1) If the shareholder's bank is member of the National Automated Clearing House Association ("NACHA"), the amount of the investment will be electronically deducted from the shareholder's account by Electronic Fund Transfer ("EFT"). The shareholder's checking account will reflect a debit each month at a specified date although no check is required to initiate the transaction. (2) If the shareholder's bank is not a member of NACHA, deductions will be made by preauthorized checks, known as Depository Transfer Checks. Should the shareholder's bank become a member of NACHA in the future, his or her investments would be handled electronically through EFT.

         This option is not available to participants in the following plans:
SAR/SEP, SEP/IRA, Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution Plans, 403(b)(7) Deferred Compensation Plans or 457 Deferred Compensation Plans.

                              *     *     *

         Initial investments under the Direct Deposit Purchase Plan and the Automatic Investing Plan must be for $250 or more and subsequent investments under such Plans must be for $25 or more. An investor wishing to take advantage of either service must complete an authorization form. Either service can be discontinued by the shareholder at any time without penalty by giving written notice.

         Payments to the Fund from the federal government or agencies on behalf of a shareholder may be credited to the shareholder's account after such payments should have been terminated by reason of death or otherwise. Any such payments are subject to reclamation by the federal government or its agencies. Similarly, under certain circumstances, investments from private sources may be subject to reclamation by the transmitting bank. In the event of a reclamation, the Fund may liquidate sufficient shares from a shareholder's account to reimburse the government or the private source. In the event there are insufficient shares in the shareholder's account, the shareholder is expected to reimburse the Fund.

Direct Deposit Purchases by Mail
         Shareholders may authorize a third party, such as a bank or employer, to make investments directly to their Fund account. The Fund will accept these investments, such as bank-by-phone, annuity payments and payroll allotments, by mail directly from the third party. Investors should contact their employers or financial institutions who in turn should contact the Fund for proper instructions.

When Orders are Effective
         Transactions in money market instruments in which the Fund invests normally require same day settlement in Federal Funds. The Fund intends at all times to be as fully invested as possible in order to maximize its earnings. Thus, purchase orders will be executed at the net asset value next determined after their receipt by the Fund only if the Fund has received payment in Federal Funds by wire. Dividends begin to accrue on the next business day. Thus, investments effective the day before a weekend or holiday will not accrue for that period but will earn dividends on the next business day. If, however, the Fund is given prior notice of Federal Funds wire and an acceptable written guarantee of timely receipt from an investor satisfying the Fund's credit policies, the purchase will start earning dividends on the date the wire is received.

         If remitted in other than the foregoing manner, such as by money order or personal check, purchase orders will be executed as of the close of regular trading on the New York Stock Exchange (ordinarily, 4 p.m., Eastern time) on days when the Exchange is open, on the day on which the payment is converted into Federal Funds and is available for investment, normally one business day after receipt of payment. Conversion into Federal Funds may be delayed when the Fund receives (1) a check drawn on a nonmember bank of the Federal Reserve, (2) a check drawn on a foreign bank, (3) a check payable in a foreign currency, or
(4) a check requiring special handling. With respect to investments made other than by wire, the investor becomes a shareholder after declaration of the dividend on the day on which the order is effective.

         Information on how to procure a negotiable bank draft or to transmit Federal Funds by wire is available at any national bank or any state bank which is a member of the Federal Reserve System. Any commercial bank can transmit Federal Funds by wire. The bank may charge the shareholder for these services.

         If a shareholder has been credited with a purchase by a check which is subsequently returned unpaid for insufficient funds or for any other reason, the Fund will automatically redeem from the shareholder's account the amount credited by the check plus any dividends earned thereon.

Plans Under Rule 12b-1 for Consultant Class Shares, Class B Shares and Class C
 Shares
         Pursuant to Rule 12b-1 under the 1940 Act, the Fund has adopted a separate distribution plan under Rule 12b-1 for each of the Consultant Class Shares, Class B Shares and Class C Shares (the "Plans"). Each Plan permits the Fund to pay for certain distribution and promotional expenses related to marketing shares of only the Class to which the Plan applies.

         The Plans do not apply to the Fund's Class A Shares. Such shares are not included in calculating the Plans' fees, and the Plans are not used to assist in the distribution and marketing of Class A Shares. Holders of Class A Shares may not vote on matters affecting the Plans.

         The Plans permit the Fund, pursuant to the Distribution Agreement, to pay out of the assets of Consultant Class Shares, Class B Shares and Class C Shares, monthly fees to the Distributor for its services and expenses in distributing and promoting sales of the shares of such Class. These expenses include, among other things, preparing and distributing advertisements, sales literature and prospectuses and reports used for sales purposes, compensating sales and marketing personnel, and paying distribution and maintenance fees to securities brokers and dealers who enter into agreements with the Distributor. Registered representatives of brokers, dealers or other entities, who have sold a specified level of Delaware Group funds having a 12b-1 Plan, are paid a continuing trail fee of 0.25% of the average daily net assets of the Consultant Class Shares by the Distributor from 12b-1 payments of Consultant Class Shares for assets maintained in that Class. The 12b-1 Plan fees relating to Class B Shares and Class C Shares are also used to pay the Distributor for advancing commission costs to dealers with respect to the initial sales of such shares.

         In addition, the Fund may make payments out of the assets of Consultant Class Shares, Class B Shares and Class C Shares directly to other unaffiliated parties, such as banks, who either aid in the distribution of its shares of, or provide services to, such Classes.

         The maximum aggregate fee payable by the Fund under each respective Plan, and the Fund's Distribution Agreement, is at an annual rate of up to 0.30% of the Consultant Class Shares' average daily net assets for the year, and up to 1% (0.25% of which are service fees to be paid by the Fund to the Distributor, dealers or others, for providing personal service and/or maintaining shareholder accounts) of each of the Class B Shares' and the Class C Shares' average daily net assets for the year. The Fund's Board of Directors may reduce these amounts at any time. The Fund's Board of Directors has set the current fee for Consultant Class Shares at 0.25% of average daily net assets. The Distributor has agreed to waive these fees to the extent the fee for any day exceeds the net investment income realized by Consultant Class Shares, Class B Shares or Class C Shares for such day.

         All of the distribution expenses incurred by the Distributor and others in excess of the amount paid on behalf of Consultant Class Shares, Class B Shares or Class C Shares would be borne by such persons without any reimbursement from that Class. Subject to seeking best price and execution, the Fund may, from time to time, buy or sell portfolio securities from or to firms which receive payments under the Plans.

         From time to time, the Distributor may pay additional amounts from its own resources to dealers for aid in distribution or for aid in providing administrative services to shareholders.

         The NASD has adopted amendments to its Rules of Fair Practice relating to investment company sales charges. The Fund and the Distributor intend to operate in compliance with these rules.

         The Plans and the Distribution Agreement, as amended, have been approved by the Board of Directors of the Fund, including a majority of the directors who are not "interested persons" (as defined in the 1940 Act) of the Fund and who have no direct or indirect financial interest in the Plans, by vote cast in person at a meeting duly called for the purpose of voting on the Plans and the Distribution Agreement. Continuation of the Plans and the Distribution Agreement, as amended, must be approved annually by the Board of Directors in the same manner as specified above.

         Each year, the directors must determine whether continuation of the Plans is in the best interest of the shareholders of Consultant Class Shares, Class B Shares and Class C Shares, respectively, and that there is a reasonable likelihood of the Plan relating to a Class providing a benefit to that Class. The Plans and the Distribution Agreement, as amended, may be terminated at any time without penalty by a majority of those directors who are not "interested persons" or by a majority vote of the outstanding voting securities of the relevant Class. Any amendment materially increasing the maximum percentage payable under the Plans must likewise be approved by a majority vote of the outstanding voting securities of the relevant Class, as well as a majority vote of those directors who are not "interested persons." Class B Shares may vote on any proposal to increase materially the fees to be paid by the Fund under the Plan relating to Consultant Class Shares. Also, any other material amendment to the Plans must be approved by a majority vote of the directors including a majority of the noninterested directors of the Fund having no interest in the Plans. In addition, in order for the Plans to remain effective, the selection and nomination of directors who are not "interested persons" of the Fund must be effected by the directors who themselves are not "interested persons" and who have no direct or indirect financial interest in the Plans. Persons authorized to make payments under the Plans must provide written reports at least quarterly to the Board of Directors for their review.

         For the fiscal year ended March 31, 1997, payments from Class B Shares, Class C Shares and Consultant Class Shares amounted to $57,898, $8,235 and $50,537, respectively. Such amounts were used for the following purposes:

                                            Class B           Class C           Consultant Class
                                            -------           -------           ----------------

Advertising                                     $132             ----                  $5,637
Annual/Semi-Annual Reports                      ----             ----                    $120
Broker Trails                                $13,152             ----                 $44,344
Broker Sales Charges                         $25,407           $5,459                    ----
Dealer Service Expenses                         ----             $122                    ----
Interest on Broker Sales Charges             $15,120             $406                    ----
Commissions to Wholesalers                    $3,839           $1,734                    ----
Promotional-Broker Meetings                     ----             ----                    ----
Promotional-Other                               ----             ----                     $63
Prospectus Printing                             $248             ----                    ----
Telephone                                       ----               $6                    $373
Wholesaler Expenses                             ----             $508                    ----
Other                                           ----             ----                    ----

Reinvestment of Dividends in Other Delaware Group Funds
         Subject to applicable eligibility and minimum initial purchase requirements and the limitations set forth below, shareholders may automatically reinvest dividends and/or distributions in any of the mutual funds in the Delaware Group, including the Fund, in states where its shares may be sold. Such investments will be at net asset value at the close of business on the reinvestment date without any front-end sales charge or service fee. The shareholder must notify the Transfer Agent in writing and must have established an account in the fund into which the dividends and/or distributions are to be invested. Any reinvestment directed to a fund in which the investor does not then have an account, will be treated like all other initial purchases of a fund's shares. Consequently, an investor should obtain and read carefully the prospectus for the fund in which the investment is intended to be made before investing or sending money. The prospectus contains more complete information about the fund, including charges and expenses. See also Additional Methods of Adding to Your Investment - Dividend Reinvestment Plan in the Prospectuses.

         Dividends on Class A Shares and Consultant Class Shares may be reinvested in shares of any other mutual fund in the Delaware Group, other than Class B Shares and Class C Shares of the funds in the Delaware Group that offer such classes of shares. Dividends on Class B Shares may only be invested in Class B Shares of another fund in the Delaware Group that offers such a class of shares. Dividends on Class C Shares may only be invested in Class C Shares of another fund in the Delaware Group that offers such a class of shares.

         This option is not available to participants in the following plans:
SAR/SEP, SEP/IRA, Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution Plans, 403(b)(7) Deferred Compensation Plans or 457 Deferred Compensation Plans.

Wealth Builder Option
         Shareholders can use the Wealth Builder Option to invest in the Classes through regular liquidations of shares in their accounts in other mutual funds in the Delaware Group. Shareholders of the Classes may elect to invest in one or more of the other mutual funds in the Delaware Group through the Wealth Builder Option. See Wealth Builder Option and Redemption and Exchange, in the Prospectuses.

         Under this automatic exchange program, shareholders can authorize regular monthly investments (minimum of $100 per fund) to be liquidated from their account and invested automatically into other mutual funds in the Delaware Group, subject to the conditions and limitations set forth in the Prospectuses. The investment will be made on the 20th day of each month (or, if the fund selected is not open that day, the next business day) at the public offering price or net asset value, as applicable, of the fund selected on the date of investment. No investment will be made for any month if the value of the shareholder's account is less than the amount specified for investment.

         Periodic investment through the Wealth Builder Option does not insure profits or protect against losses in a declining market. The price of the fund into which investments are made could fluctuate. Since this program involves continuous investment regardless of such fluctuating value, investors selecting this option should consider their financial ability to continue to participate in the program through periods of low fund share prices. This program involves automatic exchanges between two or more fund accounts and is treated as a purchase of shares of the fund into which investments are made through the program. See Exchange Privilege for a brief summary of the tax consequences of exchanges. Shareholders can terminate their participation at any time by giving written notice to the fund from which exchanges are made.

         This option is not available to participants in the following plans:
SAR/SEP, SEP/IRA, Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution Plans, 403(b)(7) Deferred Compensation Plans or 457 Deferred Compensation Plans.

Account Statements
         A statement of account will be mailed quarterly summarizing all transactions during that period and will include the regular dividend information. However, in the case of Class A Shares and Consultant Class Shares, accounts in which there has been activity, other than a reinvestment of dividends will receive a monthly statement confirming transactions for that period. In the case of Class B Shares and Class C Shares, accounts in which there has been activity will receive a confirmation after each transaction.

RETIREMENT PLANS

         An investment in the Fund may be suitable for tax-deferred retirement plans. Among the retirement plans noted below, Class B Shares are available for investment only by Individual Retirement Accounts, Simplified Employee Pension Plans, 403(b)(7) Deferred Compensation Plans and 457 Deferred Compensation Plans. The CDSC may be waived on certain redemptions of Class B Shares and Class C Shares. See Waiver of Contingent Deferred Sales Charge under Redemption and Exchange in the Prospectus for Class B Shares and Class C Shares for a list of the instances in which the CDSC is waived.

         Purchases of Class B Shares are subject to a maximum purchase limitation of $250,000 for retirement plans. Purchases of Class C Shares must be in an amount that is less than $1,000,000 for such plans. The maximum purchase limitations apply only to the initial purchase of shares by the retirement plan.

         Minimum investment limitations generally applicable to other investors do not apply to retirement plans other than Individual Retirement Accounts, for which there is a minimum initial purchase of $250 and a minimum subsequent purchase of $25 regardless of which Class is selected. Retirement plans may be subject to plan establishment fees, annual maintenance fees and/or other administrative or trustee fees. Fees are based upon the number of participants in the plan as well as the services selected. Additional information about fees is included in retirement plan materials. Fees are quoted upon request. Annual maintenance fees may be shared by Delaware Management Trust Company, the Transfer Agent, other affiliates of the Manager and others that provide services to such plans.

         Certain shareholder investment services available to non-retirement plan shareholders may not be available to retirement plan shareholders. Certain retirement plans may qualify to purchase Class A Shares. For additional information on any of the Plans and Delaware's retirement services, call the Shareholder Service Center telephone number.

         It is advisable for an investor considering any one of the retirement plans described below to consult with an attorney, accountant or a qualified retirement plan consultant. For further details, including applications for any of these plans, contact your investment dealer or the Distributor.

         Taxable distributions from the retirement plans described below may be subject to withholding.

         Please contact your investment dealer or the Distributor for the special application forms required for the plans described below.

Prototype Profit Sharing or Money Purchase Pension Plans
         Prototype Plans are available for self-employed individuals, partnerships and corporations. These plans can be maintained as Section 401(k), profit sharing or money purchase pension plans. Contributions may be invested only in Class A Shares, Consultant Class Shares and Class C Shares.

Individual Retirement Account ("IRA")
         A document is available for an individual who wants to establish an IRA and make contributions which may be tax-deductible, even if the individual is already participating in an employer-sponsored retirement plan. Even if contributions are not deductible for tax purposes, as indicated below, earnings will be tax-deferred. In addition, an individual may make contributions on behalf of a spouse who has no compensation for the year or, for years prior to 1997, elects to be treated as having no compensation for the year. Investments in each of the Classes are permissible.

         An individual can contribute up to $2000 in his or her IRA each year. Contributions may or may not be deductible depending upon the taxpayer's adjusted gross income and whether the taxpayer or his or her spouse is an active participant in an employer-sponsored retirement plan. Even if a taxpayer (or his or her spouse) is an active participant in an employer-sponsored retirement plan, the full $2000 deduction is still available if the taxpayer's adjusted gross income is below $25,000 ($40,000 for taxpayers filing joint returns). A partial deduction is allowed for married couples with incomes between $40,000 and $50,000, and for single individuals with incomes between $25,000 and $35,000. No deductions are available for contributions to IRAs by taxpayers whose adjusted gross income before IRA deductions exceeds $50,000 ($35,000 for singles) and who are active participants in an employer-sponsored retirement plan. Taxpayers who are not allowed deductions on IRA contributions still can make nondeductible IRA contributions of as much as $2,000 for each working spouse ($2,250 for one-income couples for years prior to 1997), and defer taxes on interest or other earnings from the IRAs. Special rules apply for determining the deductibility of contributions made by married individuals filing separate returns.

         Effective for tax years beginning after 1996, one-income couples can contribute up to $2,000 to each spouse's IRA provided the combined compensation of both spouses is at least equal to the total contributions for both spouses. If the working spouse is an active participant in an employer-sponsored retirement plan and earns over $40,000, the maximum deduction limit is reduced in the same way that the limit is reduced for contributions to a non-spousal IRA.

         A company or association may establish a Group IRA for employees or members who want to purchase shares of the Fund.

         Investments generally must be held in the IRA until age 59 1/2 in order to avoid premature distribution penalties, but distributions generally must commence no later than April 1 of the calendar year following the year in which the participant reaches age 70 1/2. Individuals are entitled to revoke the account, for any reason and without penalty, by mailing written notice of revocation to Delaware Management Trust Company within seven days after the receipt of the IRA Disclosure Statement or within seven days after the establishment of the IRA, except, if the IRA is established more than seven days after receipt of the IRA Disclosure Statement, the account may not be revoked. Distributions from the account (except for the pro-rata portion of any nondeductible contributions) are fully taxable as ordinary income in the year received. Excess contributions removed after the tax filing deadline, plus extensions, for the year in which the excess contributions were made are subject to a 6% excise tax on the amount of excess. Premature distributions (distributions made before age 59 1/2, except for death, disability and certain other limited circumstances) will be subject to a 10% excise tax on the amount prematurely distributed, in addition to the income tax resulting from the distribution. For information concerning the applicability of a CDSC upon redemption of Class B Shares and Class C Shares, see Contingent Deferred Sales Charge - Class B Shares and Class C Shares under Classes of Shares in the Prospectus for Class B Shares and Class C Shares.

         Effective January 1, 1997, the 10% premature distribution penalty will not apply to distributions from an IRA that are used to pay medical expenses in excess of 7.5% of adjusted gross income or to pay health insurance premiums by an individual who has received unemployment compensation for 12 consecutive weeks.

         See Appendix B for additional IRA information.

Simplified Employee Pension Plan ("SEP/IRA")
         A SEP/IRA may be established by an employer who wishes to sponsor a tax-sheltered retirement program by making contributions on behalf of all eligible employees. Each of the Classes is available for investment by a SEP/IRA.

Salary Reduction Simplified Employee Pension Plan ("SAR/SEP")

         New SAR/SEP plans may not be established after December 31, 1996. In addition, employers must have 25 or fewer eligible employees to maintain an existing SEP/IRA that permits salary deferral contributions in shares of the Fund.

Prototype 401(k) Defined Contribution Plan
         Section 401(k) of the Internal Revenue Code of 1986 (the "Code") permits employers to establish qualified plans based on salary deferral contributions. Plan documents are available to enable employers to establish a plan. An employer may also elect to make profit sharing contributions and/or matching contributions with investments in only Class A Shares, Consultant Class Shares and Class C Shares or certain other funds in the Delaware Group.

Deferred Compensation Plan for Public Schools and Non-Profit Organizations ("403(b)(7)")
         Section 403(b)(7) of the Code permits public school systems and certain non-profit organizations to use mutual fund shares held in a custodial account to fund deferred compensation arrangements for their employees. A custodial account agreement is available for those employers who wish to purchase shares of any of the Classes in conjunction with such an arrangement.

Deferred Compensation Plan for State and Local Government Employees ("457")
         Section 457 of the Code permits state and local governments, their agencies and certain other entities to establish a deferred compensation plan for their employees who wish to participate. This enables employees to defer a portion of their salaries and any federal (and possibly state) taxes thereon. Such plans may invest in shares of the Fund. Although investors may use their own plan, there is available a Delaware Group 457 Deferred Compensation Plan. Interested investors should contact the Distributor or their investment dealers to obtain further information.

OFFERING PRICE

         The offering price of shares is the net asset value per share next to be determined after an order is received and becomes effective. There is no front-end sales charge.

         The purchase will be effected at the net asset value next computed after the receipt of Federal Funds provided they are received by the close of regular trading on the New York Stock Exchange (ordinarily, 4 p.m., Eastern time) on days when the Exchange is open. The New York Stock Exchange is scheduled to be open Monday through Friday throughout the year except for New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. When the New York Stock Exchange is closed, the Fund will generally be closed, pricing calculations will not be made and purchase and redemption orders will not be processed.

         An example showing how to calculate the net asset value per share is included in the Fund's financial statements which are incorporated by reference into this Part B.

         The investor becomes a shareholder at the close of and after declaration of the dividend on the day on which the order is effective. See Purchasing Shares. Dividends begin to accrue on the next business day. In the event of changes in Securities and Exchange Commission requirements or the Fund's change in time of closing, the Fund reserves the right to price at a different time, to price more often than once daily or to make the offering price effective at a different time.

         The Fund's net asset value per share is computed by adding the value of all securities and other assets in the portfolio, deducting any liabilities and dividing by the number of shares outstanding. Expenses and fees are accrued daily. In determining the Fund's total net assets, portfolio securities are valued at amortized cost.

         The Board of Directors has adopted certain procedures to monitor and stabilize the price per share. Calculations are made each day to compare part of the Fund's value with the market value of instruments of similar character. At regular intervals all issues in the portfolio are valued at market value. Securities maturing in more than 60 days are valued more frequently by obtaining market quotations from market makers. The portfolio will also be valued by market makers at such other times as is felt appropriate. In the event that a deviation of more than 1/2 of 1% exists between the Fund's $1.00 per share offering and redemption prices and the net asset value calculated by reference to market quotations, or if there is any other deviation which the Board of Directors believes would result in a material dilution to shareholders or purchasers, the Board of Directors will promptly consider what action, if any, should be initiated, such as changing the price to more or less than $1.00 per share.

         Each Class of the Fund will bear, pro-rata, all of the common expenses of the Fund. The net asset values of all outstanding shares of each Class of the Fund will be computed on a pro-rata basis for each outstanding share based on the proportionate participation in the Fund represented by the value of shares of that Class. All income earned and expenses incurred by the Fund will be borne on a pro-rata basis by each outstanding share of a Class, based on each Class' percentage in the Fund represented by the value of shares of such Classes, except that Class A Shares will not incur any of the expenses under the Fund's 12b-1 Plans and Class B Shares, Class C Shares and Consultant Class Shares alone will bear the 12b-1 Plan expenses payable under their respective Plans. Due to the specific distribution expenses and other costs that will be allocable to each Class, the dividends paid to each Class of the Fund may vary.
However, the net asset value per share of each Class is expected to be equivalent.

REDEMPTION

         Any shareholder may require the Fund to redeem shares by sending a written request, signed by the record owner or owners exactly as the shares are registered, to the Fund at 1818 Market Street, Philadelphia, PA 19103. In addition, certain expedited redemption methods described below are available when stock certificates have not been issued. Certificates are issued for Class A Shares and Consultant Class Shares only if a shareholder specifically requests them. Certificates are not issued for Class B Shares or Class C Shares. If stock certificates have been issued for shares being redeemed, they must accompany the written request. For redemptions of $50,000 or less paid to the shareholder at the address of record, the request must be signed by all owners of the shares or the investment dealer of record, but a signature guarantee is not required. When the redemption is for more than $50,000, or if payment is made to someone else or to another address, signatures of all record owners and a signature guarantee are required. Each signature guarantee must be supplied by an eligible guarantor institution. The Fund reserves the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness. The Fund may request further documentation from corporations, executors, retirement plans, administrators, trustees or guardians. The redemption price is the net asset value next calculated after receipt of the redemption request in good order. See Offering Price for time of calculation of net asset value.

         Class B Shares are subject to a CDSC of: (i) 4% if shares are redeemed within two years of purchase; (ii) 3% if shares are redeemed during the third or fourth year following purchase; (iii) 2% if shares are redeemed during the fifth year following purchase; and (iv) 1% if shares are redeemed during the sixth year following purchase. Class C Shares are subject to a CDSC of 1% if shares are redeemed within 12 months following purchase. See Contingent Deferred Sales Charge - Class B Shares and Class C Shares under Classes of Shares in the Fund's Prospectus relating to such shares. Except for such CDSC and with respect to the expedited payment by wire, for which there is currently a $7.50 bank wiring cost, neither the Fund nor the Distributor charges a fee for redemptions or repurchases, but such fees could be charged at any time in the future.

         Payment for shares redeemed will ordinarily be mailed the next business day, but no later than seven days, after receipt of a redemption request in good order; provided, however, that each commitment to mail or wire redemption proceeds by a certain time, as described below, is modified by the qualifications described in the next paragraph.

         The Fund will process written or telephone redemption requests to the extent that the purchase orders for the shares being redeemed have already been settled. The Fund will honor the redemption requests as to shares for which a check was tendered as payment, but the Fund will not mail or wire the proceeds until it is reasonably satisfied that the check has cleared. This potential delay can be avoided by making investments by wiring Federal Funds. The hold period against a recent purchase may be up to but not in excess of 15 days, depending upon the origin of the investment check. Dividends will continue to be earned until the redemption is processed. This potential delay can be avoided by making investments by wiring Federal Funds. If a shareholder redeems an entire account, all dividends accrued to the time of the withdrawal will be paid by separate check at the end of that particular monthly dividend period.

         If a shareholder has been credited with a purchase by a check which is subsequently returned unpaid for insufficient funds or for any other reason, the Fund will automatically redeem from the shareholder's account the shares purchased by the check plus any dividends earned thereon. Shareholders may be responsible for any losses to the Fund or to the Distributor.

         In case of a suspension of the determination of the net asset value because the New York Stock Exchange is closed for other than weekends or holidays, or trading thereon is restricted or an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practical or it is not reasonably practical for the Fund fairly to value its assets, or in the event that the Securities and Exchange Commission has provided for such suspension for the protection of shareholders, the Fund may postpone payment or suspend the right of redemption. In such case, the shareholder may withdraw the request for redemption or leave it standing as a request for redemption at the net asset value next determined after the suspension has been terminated.

         See Account Statements under Purchasing Shares for information relating to the mailing of confirmations of redemptions.

Small Accounts
         Before the Fund involuntarily redeems shares from an account that, under the circumstances noted in the Prospectuses, has remained below the minimum amounts required by the Prospectuses, the shareholder will be notified in writing that the value of the shares in the account is less than the minimum amounts required by the Fund's Prospectuses and will be allowed 60 days from the date of notice to make an additional investment to meet the required minimum. If no such action is taken by the shareholder, the proceeds will be sent to the shareholder. Any redemption in an inactive account established with a minimum investment may trigger mandatory redemption. No CDSC will apply to redemptions described in this paragraph of Class B Shares and Class C Shares described above.

                               *     *     *

         The Fund has made available certain redemption privileges, as described below. The Fund reserves the right to suspend or terminate these expedited payment procedures upon 60 days' written notice to shareholders.

Expedited Telephone Redemptions
         Shareholders or their investment dealers of record wishing to redeem any amount of shares of $50,000 or less for which certificates have not been issued may call the Shareholder Service Center at 800-523-1918 prior to the time the offering price and net asset value are determined, as noted above, and have the proceeds mailed to them at the address of record. Checks payable to the shareholder(s) of record will normally be mailed the next business day, but no later than seven days, after the receipt of the redemption request. This option is only available to individual, joint and individual fiduciary-type accounts.

         In addition, redemption proceeds of $1,000 or more can be transferred to your predesignated bank account by wire or by check by calling the phone number listed above. An authorization form must have been completed by the shareholder and filed with the Fund before the request is received. Payment will be made by wire or check to the bank account designated on the authorization form as follows:

         1. Payment by Wire: Request that Federal Funds be wired to the bank account designated on the authorization form. Redemption proceeds will normally be wired on the next business day following receipt of the redemption request. There is a $7.50 wiring fee (subject to change) charged by CoreStates Bank, N.A. which will be deducted from the withdrawal proceeds each time the shareholder requests a redemption. If the proceeds are wired to the shareholder's account at a bank which is not a member of the Federal Reserve System, there could be a delay in the crediting of the funds to the shareholder's bank account.

         2. Payment by Check: Request a check be mailed to the bank account designated on the authorization form. Redemption proceeds will normally be mailed the next business day, but no later than seven days, from the date of the telephone request. This procedure will take longer than the Payment by Wire option (1 above) because of the extra time necessary for the mailing and clearing of the check after the bank receives it.


         Redemption Requirements: In order to change the name of the bank and the account number it will be necessary to send a written request to the Fund with a signature guarantee. Each signature guarantee must be supplied by an eligible guarantor institution. The Fund reserves the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness.

         To reduce the shareholder's risk of attempted fraudulent use of the telephone redemption procedure, payment will be made only to the bank account designated on the authorization form.

         If expedited payment under these procedures could adversely affect the Fund, the Fund may take up to seven days to pay the shareholder.

         Neither the Fund nor its Transfer Agent is responsible for any shareholder loss incurred in acting upon written or telephone instructions for redemption or exchange of Fund shares which are reasonably believed to be genuine. With respect to such telephone transactions, the Fund will follow reasonable procedures to confirm that instructions communicated by telephone are genuine (including verification of a form of personal identification) as, if it does not, the Fund or the Transfer Agent may be liable for any losses due to unauthorized or fraudulent transactions. Telephone instructions received from shareholders are generally tape recorded, and a written confirmation will be provided for all purchase, exchange and redemption transactions initiated by telephone.

Checkwriting Feature
         Holders of Class A Shares and Consultant Class Shares holding shares for which certificates have not been issued may request on the investment application that they be provided with special forms of checks which may be issued to redeem their shares by drawing on the Delaware Group Cash Reserve, Inc. account with CoreStates Bank, N.A. Normally, it takes two weeks from the date the shareholder's initial purchase check clears to receive the first order of checks. The use of any form of check other than the Fund's check will not be permitted unless approved by the Fund. The Checkwriting Feature is not available for Class B or Class C Shares of the Fund.

         (1) These redemption checks must be made payable in an amount of $500 or more.

         (2) Checks must be signed by the shareholder(s) of record or, in the case of an organization, by the authorized person(s). If registration is in more than one name, unless otherwise indicated on the investment application or your checkwriting authorization form, these checks must be signed by all owners before the Fund will honor them. Shareholders using redemption checks will continue to be entitled to distributions paid on those shares up to the time the checks are presented for payment.

         (3) If a shareholder who recently purchased shares by check seeks to redeem all or a portion of those shares through the Checkwriting Feature, the Fund will honor the redemption request, but will not process the redemption check until it is reasonably satisfied of the collection of the investment check. The hold period against a recent purchase may be up to but not in excess of 15 days, depending upon the origin of the investment check.

         (4) If the amount of the check is greater than the value of the shares held in the shareholder's account, the check will be returned and the shareholder's bank may charge a fee.

         (5) Checks may not be used to close accounts.

         The Fund reserves the right to revoke the Checkwriting Feature of shareholders who overdraw their accounts or if, in the opinion of management, such revocation is in the Fund's best interest.

         Shareholders will be subject to CoreStates Bank, N.A.'s rules and regulations governing similar accounts. This service may be terminated or suspended at any time by CoreStates Bank, N.A., the Fund or the Fund's Transfer Agent. The Fund and the Transfer Agent will not be responsible for the inadvertent processing of post-dated checks or checks more than six months old.

         Stop-Payment Requests--Investors may request a stop payment on checks by providing the Fund with a written authorization to do so. Oral requests will be accepted provided that the Fund promptly receives a written authorization. Such requests will remain in effect for six months unless renewed or canceled. The Fund will use its best efforts to effect stop-payment instructions, but does not promise or guarantee that such instructions will be effective.

         Return of Checks--Checks used in redeeming shares from a shareholder's account will be accumulated and returned semi-annually. Shareholders needing a copy of a redemption check before the regular mailing should contact the Transfer Agent nationwide at 800-523-1918.

Systematic Withdrawal Plans
         Shareholders of Class A Shares, Consultant Class Shares, Class B Shares and Class C Shares who own or purchase $5,000 or more of shares for which certificates have not been issued may establish a Systematic Withdrawal Plan for monthly withdrawals of $25 or more, or quarterly withdrawals of $75 or more, although the Fund does not recommend any specific amount of withdrawal. This $5,000 minimum does not apply for the Fund's prototype retirement plans. Shares purchased with the initial investment and through reinvestment of cash dividends and realized securities profits distributions will be credited to the shareholder's account, and sufficient full and fractional shares will be redeemed at the net asset value calculated on the third business day preceding the mailing date.

         Checks are dated either the 1st or the 15th of the month, as selected by the shareholder (unless such date falls on a holiday or a weekend), and are normally mailed within two business days. Both ordinary income dividends and realized securities profits distributions will be automatically reinvested in additional shares of the Class at net asset value. This plan is not recommended for all investors and should be started only after careful consideration of its operation and effect upon the investor's savings and investment program. To the extent that withdrawal payments from the plan exceed any dividends and/or realized securities profits distributions paid on shares held under the plan, the withdrawal payments will represent a return of capital and the share balance may in time be depleted, particularly in a declining market.

         The sale of shares for withdrawal payments constitutes a taxable event and a shareholder may incur a capital gain or loss for federal income tax purposes, although the Fund expects to maintain a fixed net asset value. If there were a gain or loss, it would be long-term or short-term depending on the holding period for the specific shares liquidated. Premature withdrawals from retirement plans may have adverse tax consequences.

         An investor wishing to start a Systematic Withdrawal Plan must complete an authorization form. If the recipient of Systematic Withdrawal Plan payments is other than the registered shareholder, the shareholder's signature on this authorization must be guaranteed. Each signature guarantee must be supplied by an eligible guarantor institution. The Fund reserves the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness.

This plan may be terminated by the shareholder or the Transfer Agent at any time by giving written notice. Shareholders should consult their financial advisers to determine whether a Systematic Withdrawal Plan would be suitable for them.

DIVIDENDS AND REALIZED SECURITIES PROFITS DISTRIBUTIONS

         The Fund declares a dividend of its net investment income on a daily basis to shareholders of record of each Class of Fund shares at the time of the previous calculation of the Fund's net asset value each day that the Fund is open for business. The amount of net investment income will be determined at the time the offering price and net asset value are determined, and shall include investment income accrued, less the estimated expenses of the Fund incurred since the last determination of net asset value. Gross investment income consists principally of interest accrued and, where applicable, net pro-rata amortization of premiums and discounts since the last determination. The dividend declared, as noted above, will be deducted immediately before the net asset value calculation is made. See Offering Price. Net investment income earned on days when the Fund is not open will be declared as a dividend on the next business day.

         Each Class of shares of the Fund will share proportionately in the investment income and expenses of the Fund, except that Consultant Class Shares, Class B Shares and Class C Shares alone will incur distribution fees under their respective 12b-1 Plans. See Plans Under Rule 12b-1 for Consultant Class Shares, Class B Shares and Class C Shares.

         Purchases of Fund shares by wire begin earning dividends when converted into Federal Funds and available for investment, normally the next business day after receipt. However, if the Fund is given prior notice of Federal Funds wire and an acceptable written guarantee of timely receipt from an investor satisfying the Fund's credit policies, the purchase will start earning dividends on the date the wire is received. Investors desiring to guarantee wire payments must have an acceptable financial condition and credit history in the sole discretion of the Fund. The Fund reserves the right to terminate this option at any time. Purchases by check earn dividends upon conversion to Federal Funds, normally one business day after receipt.

         Payment of dividends will be made monthly on the last day of each month. Payment by check of cash dividends will ordinarily be mailed within three business days after the payable date. Dividends are automatically reinvested in additional shares of the same Class of the Fund at the net asset value in effect on the payable date, which provides the effect of compounding dividends, unless the election to receive dividends in cash has been made. Dividend payments of $1.00 or less will be automatically reinvested, notwithstanding a shareholder's election to receive dividends in cash. If such a shareholder's dividends increase to greater than $1.00, the shareholder would have to file a new election in order to begin receiving dividends in cash again. If a shareholder redeems an entire account, all dividends accrued to the time of the withdrawal will be paid by separate check at the end of that particular monthly dividend period, consistent with the payment and mailing schedule described above. Any check in payment of dividends or other distributions which cannot be delivered by the United States Post Office or which remains uncashed for a period of more than one year may be reinvested in the shareholder's account at the then-current net asset value and the dividend option may be changed from cash to reinvest. The Fund may deduct from a shareholder's account the costs of the Fund's effort to locate a shareholder if a shareholder's mail is returned by the United States Post Office or the Fund is otherwise unable to locate the shareholder or verify the shareholder's mailing address. These costs may include a percentage of the account when a search company charges a percentage fee in exchange for their location services. To the extent necessary to maintain a $1.00 per share net asset value, the Fund's Board of Directors will consider temporarily reducing or suspending payment of daily dividends, or making a distribution of realized securities profits or other distributions at the time the net asset value per share has changed.

         Short-term realized securities profits or losses, if any, may be paid with the daily dividend. Any such profits not so paid will be distributed annually during the first quarter following the close of the fiscal year. See Account Statements under Purchasing Shares for the statement mailing of dividend information. Information as to the tax status of dividends will be provided annually.

TAXES

         The Fund has qualified, and intends to continue to qualify, as a regulated investment company under Subchapter M of the Code. As such, the Fund will not be subject to federal income tax, or to any excise tax, to the extent its earnings are distributed as provided in the Code. See Taxes in the Classes' Prospectuses.

INVESTMENT MANAGEMENT AGREEMENT

         The Manager, located at One Commerce Square, Philadelphia, PA 19103, furnishes investment management services to the Fund, subject to the supervision and direction of the Fund's Board of Directors.

         The Manager and its predecessors have been managing the funds in the Delaware Group since 1938. On March 31, 1997, the Manager and its affiliates within the Delaware Group, including Delaware International Advisers Ltd., were managing in the aggregate more than $32 billion in assets in the various institutional or separately managed (approximately $20,369,747,000) and investment company (approximately $11,843,719,000) accounts.

         Subject to the supervision and direction of the Board of Directors, the Manager manages the Fund's portfolio in accordance with the Fund's stated investment objective and policy and makes and implements all investment decisions on behalf of the Fund.

         The Fund's Investment Management Agreement is dated April 3, 1995 and was approved by shareholders on March 29, 1995. The Agreement has an initial term of two years and may be renewed each year so long as such renewal and continuance are specifically approved at least annually by the Board of Directors or by vote of a majority of the outstanding voting securities of the Fund, and only if the terms of and the renewal thereof have been approved by the vote of a majority of the directors of the Fund, who are not parties thereto or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreement is terminable without penalty on 60 days' notice by the directors of the Fund or by the Manager. The Agreement will terminate automatically in the event of its assignment.

         The annual compensation paid by the Fund for investment management services is equal to 0.5% on the first $500 million of average daily net assets of the Fund, 0.475% on the next $250 million, 0.45% on the next $250 million, 0.425% on the next $250 million, 0.375% on the next $250 million, 0.325% on the next $250 million, 0.3% on the next $250 million and 0.275% on the average daily net assets over $2 billion, less all directors' fees paid to the unaffiliated directors by the Fund. If the Fund's average daily net assets exceed $3 billion for any month, the Board of Directors will conduct a substantive review of the Investment Management Agreement. The Manager pays the Fund's rent and the salaries of all directors, officers and employees of the Fund who are affiliated with the Manager. Investment management fees paid by the Fund were 0.49% of average daily net assets for the fiscal year ended March 31, 1997.

         On March 31, 1997, the total net assets of the Fund were $634,131,513. Investment management fees paid by the Fund were $3,354,935 for the fiscal year ended March 31, 1995, $2,965,417 for the fiscal year ended March 31, 1996 and $2,898,736 for the fiscal year ended March 31, 1997.

         Except for those expenses borne by the Manager under the Investment Management Agreement and the Distributor under the Distribution Agreement, the Fund is responsible for all of its own expenses. Among others, these include the investment management fees; shareholder servicing, dividend disbursing, accounting services and transfer agent fees and costs; custodian expenses; federal and state securities registration fees; proxy costs; and the costs of preparing prospectuses and reports sent to shareholders. The ratio of expenses to average daily net assets for the fiscal year ended March 31, 1997 was 0.88% for Class A Shares, 1.13% for Consultant Class Shares, 1.88% for Class B Shares and 1.88% for Class C Shares. The ratios for Consultant Class Shares, Class B Shares and Class C Shares reflect the impact of their respective 12b-1 Plans.

Distribution and Service
         The Distributor, Delaware Distributors, L.P., located at 1818 Market Street, Philadelphia, PA 19103, serves as the national distributor of Fund shares under a Distribution Agreement dated April 3, 1995, as amended on November 29, 1995. The Distributor is an affiliate of the Manager and bears all of the costs of promotion and distribution, except for payments by the Fund on behalf of Consultant Class Shares, Class B Shares and Class C Shares under their respective 12b-1 Plans. Prior to January 3, 1995, Delaware Distributors, Inc. ("DDI") served as the national distributor of the Fund's shares. On that date Delaware Distributors, L.P., a newly formed limited partnership, succeeded to the business of DDI. All officers and employees of DDI became officers and employees of Delaware Distributors, L.P. DDI is the corporate general partner of Delaware Distributors, L.P. and both DDI and Delaware Distributors, L.P. are indirect, wholly owned subsidiaries of Delaware Management Holdings, Inc.

         The Transfer Agent, Delaware Service Company, Inc., another affiliate of the Manager located at 1818 Market Street, Philadelphia, PA 19103, serves as the Fund's shareholder servicing, dividend disbursing and transfer agent pursuant to a Shareholders Services Agreement dated December 20, 1990. The Transfer Agent also provides accounting services to the Fund pursuant to the terms of a separate Fund Accounting Agreement. The Transfer Agent is also an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc.

OFFICERS AND DIRECTORS

         The business and affairs of the Fund are managed under the direction of its Board of Directors.

         Certain officers and directors of the Fund hold identical positions in each of the other funds in the Delaware Group. On April 30, 1997, the Fund's officers and directors owned less than 1% of outstanding shares of the Class A Shares, Consultant Class Shares, Class B Shares and Class C Shares.

         As of April 30, 1997, management believes the following accounts held 5% or more of a Fund Class:

Class                               Name and Address of Account                         Share Amount               Percentage
-----                               ---------------------------                         ------------               ----------

Consultant Class Shares             RS S&S Mills, inc. 401(k) Plan
                                    Attn: Retirement Plans
                                    1818 Market Street
                                    Philadelphia, PA 19103                                    1,204,089                6.36%

Class C Shares                      Prudential Securities, Inc.
                                    FBO Joseph H. Mufale
                                    IRA Rollover DTD 10-21-93
                                    5541 Golden Heights
                                    Fayetteville, NY 13066                                      501,995               18.64%


         DMH Corp., Delaware Management Company, Inc., Delaware Distributors, L.P., Delaware Distributors, Inc., Delaware Service Company, Inc., Delaware Management Trust Company, Delaware International Holdings Ltd., Founders Holdings, Inc., Delaware International Advisers Ltd., Delaware Capital Management, Inc. and Delaware Investment & Retirement Services, Inc. are direct or indirect, wholly owned subsidiaries of Delaware Management Holdings, Inc. ("DMH"). On April 3, 1995, a merger between DMH and a wholly owned subsidiary of Lincoln National Corporation ("Lincoln National") was completed. In connection with the merger, a new Investment Management Agreement between the Fund and the Manager on behalf of the Fund was executed following shareholder approval. DMH and the Manager are now indirect, wholly owned subsidiaries, and subject to the ultimate control, of Lincoln National. Lincoln National, with headquarters in Fort Wayne, Indiana, is a diversified organization with operations in many aspects of the financial services industry, including insurance and investment management.

         Directors and principal officers of the Fund are noted below along with their ages and their business experience for the past five years. Unless otherwise noted, the address of each officer and director is One Commerce Square, Philadelphia, PA 19103.

*Wayne A. Stork (59)
         Chairman, President, Chief Executive Officer, Director and/or Trustee of the Fund, 32 other investment companies in the Delaware Group, Delaware Management Holdings, Inc., DMH Corp., Delaware International Holdings Ltd. and Founders Holdings, Inc.
         Chairman and Director of Delaware Distributors, Inc. and Delaware
                  Capital Management, Inc.
         Chairman, President, Chief Executive Officer, Chief Investment Officer
                  and Director of Delaware Management Company, Inc.
         Chairman, Chief Executive Officer and Director of Delaware
                  International Advisers Ltd.
         Director of Delaware Service Company, Inc. and Delaware Investment &
                  Retirement Services, Inc.
         During the past five years, Mr. Stork has served in various executive capacities at different times within the Delaware organization.

Richard G. Unruh, Jr. (57)
         Executive Vice President of the Fund and each of the other 32 investment companies in the Delaware Group.
         Executive Vice President and Director of Delaware Management Company,
                  Inc.
         Senior Vice President of Delaware Management Holdings, Inc. and
                  Delaware Capital Management, Inc.
         Director of Delaware International Advisers Ltd.
         During the past five years, Mr. Unruh has served in various executive capacities at different times within the Delaware organization.

Paul E. Suckow (49)
         Executive Vice President/Chief Investment Officer, Fixed Income of the
                  Fund, each of the other 32 investment companies in the Delaware Group and Delaware Management Company, Inc.
         Executive Vice President/Chief Investment Officer, Fixed Income and
                  Director of Founders Holdings, Inc.
         Senior Vice President/Chief Investment Officer, Fixed Income of
                  Delaware Management Holdings, Inc.
         Senior Vice President of Delaware Capital Management, Inc.
         Director of Founders CBO Corporation.
         Director of HYPPCO Finance Company Ltd.
         Before returning to the Delaware Group in 1993, Mr. Suckow was
                  Executive Vice President and Director of Fixed Income for Oppenheimer Management Corporation, New York, NY from 1985 to 1992. Prior to that, Mr. Suckow was a fixed-income portfolio manager for the Delaware Group.



----------

*Director affiliated with the Fund's investment manager and considered an "interested person" as defined in the 1940 Act.

Walter P. Babich (69)
         Director and/or Trustee of the Fund and each of the other 32 investment companies in the Delaware Group.
         460 North Gulph Road, King of Prussia, PA  19406.
         Board Chairman, Citadel Constructors, Inc.
         From 1986 to 1988, Mr. Babich was a partner of Irwin & Leighton and from 1988 to 1991, he was a partner of I&L Investors.

Anthony D. Knerr (58)
         Director and/or Trustee of the Fund and each of the other 32 investment companies in the Delaware Group.
         500 Fifth Avenue, New York, NY 10110.
         Founder and Managing Director, Anthony Knerr & Associates.
         From 1982 to 1988, Mr. Knerr was Executive Vice President/Finance and Treasurer of Columbia University, New York. From 1987 to 1989, he was also a lecturer in English at the University. In addition, Mr. Knerr was Chairman of The Publishing Group, Inc., New York, from 1988 to 1990. Mr. Knerr founded The Publishing Group, Inc. in 1988.

Ann R. Leven (56)
         Director and/or Trustee of the Fund and each of the other 32 investment companies in the Delaware Group.
         785 Park Avenue, New York, NY 10021.
         Treasurer, National Gallery of Art.
         From 1984 to 1990, Ms. Leven was Treasurer and Chief Fiscal Officer of the Smithsonian Institution, Washington, DC, and from 1975 to 1992, she was Adjunct Professor of Columbia Business School.

W. Thacher Longstreth (76)
         Director and/or Trustee of the Fund and each of the other 17 investment companies in the Delaware Group.
         City Hall, Philadelphia, PA 19107.
         Philadelphia City Councilman.

Thomas F. Madison (61)
         Director and/or Trustee of the Fund and each of the other 32 investment companies in the Delaware Group.
         President and Chief Executive Officer, MLM Partners, Inc.
         200 South Fifth Street, Suite 2100, Minneapolis, Minnesota 55402.
         Mr Madison had also been chairman of the Board of Communications
                  Holdings, Inc. since 1996. From February to September 1994, Mr. Madison served as Vice Chairman--Office of the CEO of The Minnesota Mutual Life Insurance Company and from 1988-1993, he was President of U.S. WEST Communications--Markets.

*Jeffrey J. Nick (44)
         Director and/or Trustee of the Fund and each of the other 32 investment companies in the Delaware Group.
         President, Chief Executive Office and Director of Lincoln National
                  Investment Companies, Inc.
         From 1992 to 1996, Mr. Nick was Managing Director of Lincoln
                  National UK plc and from 1989 to 1992, he was Senior Vice President responsible for corporate planning and development for Lincoln National Corporation.

Charles E. Peck (71)
         Director and/or Trustee of the Fund and each of the other 17 investment companies in the Delaware Group. P.O. Box 1102, Columbia, MD 21044.
         Secretary/Treasurer, Enterprise Homes, Inc.
         From 1981 to 1990, Mr. Peck was Chairman and Chief Executive
                  Officer of The Ryland Group, Inc., Columbia, MD.

David K. Downes (57)
         Executive Vice President/Chief Operating Officer/Chief Financial
                  Officer of the Fund, each of the other 32 investment companies in the Delaware Group, Delaware Capital Management, Inc. and Delaware Management Holdings, Inc.
         Executive Vice President, Chief Operating Officer, Chief Financial
                  Officer and Director of Delaware Management Company, Inc., DMH Corp., Delaware Distributors, Inc., Founders Holdings, Inc. and Delaware International Holdings Ltd.
         Chairman and Director of Delaware Management Trust Company.
         Chairman and Director of Delaware Investment & Retirement Services,
                  Inc.
         President/Chief Executive Officer/Chief Financial Officer and Director
                  of Delaware Service Company, Inc.
         Senior Vice President/Chief Administrative Officer/ Chief Financial
                  Officer of Delaware Distributors, L.P.
         Director of Delaware International Advisers Ltd.
         Before joining the Delaware Group in 1992, Mr. Downes was Chief
                  Administrative Officer, Chief Financial Officer and Treasurer of Equitable Capital Management Corporation, New York, from December 1985 through August 1992, Executive Vice President from December 1985 through March 1992, and Vice Chairman from March 1992 through August 1992.



----------
*Director affiliated with the Fund's investment manager and considered an "interested person" as defined in the 1940 Act.

George M. Chamberlain, Jr. (50)
         Senior Vice President and Secretary of the Fund, each of the other 17 investment companies in the Delaware Group, Delaware Management Holdings, Inc. and Delaware Distributors, L.P.
         Executive Vice President, Secretary and Director of Delaware Management
                  Trust Company.
         Senior Vice President, Secretary and Director of DMH Corp., Delaware
                  Management Company, Inc., Delaware Distributors, Inc., Delaware Service Company, Inc., Founders Holdings, Inc., Delaware Investment & Retirement Services, Inc. and Delaware Capital Management, Inc.
         Secretary and Director of Delaware International Holdings Ltd.
         Director of Delaware International Advisers Ltd.
         Attorney.
         During the past five years, Mr. Chamberlain has served in various capacities at different times within the Delaware organization.

Gary A. Reed (42)
         Vice President/Senior Portfolio Manager of the Fund, of nine other income (including tax-exempt) funds in the Delaware Group, of Delaware Management Company, Inc. and Delaware Capital Management, Inc.
         During the past five years, Mr. Reed has served in such capacities within the Delaware organization.

Joseph H. Hastings (47)
         Vice President/Corporate Controller of the Fund, each of the other
                  17 investment companies in the Delaware Group, Delaware Management Holdings, Inc., DMH Corp., Delaware Management Company, Inc., Delaware Distributors, L.P., Delaware Distributors, Inc., Delaware Service Company, Inc., Delaware Capital Management, Inc., Founders Holdings, Inc. and Delaware International Holdings Ltd.
         Chief Financial Officer/Treasurer of Delaware Investment &
                  Retirement Services, Inc.
         Executive Vice President/Chief Financial Officer/Treasurer of Delaware
                  Management Trust Company.
         Assistant Treasurer of Founders CBO Corporation.
         1818 Market Street, Philadelphia, PA  19103.
         Before joining the Delaware Group in 1992, Mr. Hastings was Chief
                  Financial Officer for Prudential Residential Services, L.P., New York, NY from 1989 to 1992. Prior to that, Mr. Hastings served as Controller and Treasurer for Fine Homes International, L.P., Stamford, CT from 1987 to 1989.

Michael P. Bishof (34)
         Vice President/Treasurer of the Fund, each of the other 17 investment companies in the Delaware Group, Delaware Management Company, Inc., Delaware Distributors, Inc., Delaware Distributors, L.P., Delaware Service Company, Inc. and Founders Holdings, Inc.
         Vice President/Manager of Investment Accounting of Delaware
                  International Holdings Ltd.
         Assistant Treasurer of Founders CBO Corporation.
         Before joining the Delaware Group in 1995, Mr. Bishof was a Vice
                  President for Bankers Trust, New York, NY from 1994 to 1995, a Vice President for CS First Boston Investment Management, New York, NY from 1993 to 1994 and an Assistant Vice President for Equitable Capital Management Corporation, New York, NY from 1987 to 1993.

         The following is a compensation table listing for each director entitled to receive compensation, the aggregate compensation received from the Fund and the total compensation received from all Delaware Group funds for the fiscal year ended March 31, 1997 and an estimate of annual benefits to be received upon retirement under the Delaware Group Retirement Plan for Directors/Trustees as of March 31, 1997.

                                                               Pension or
                                                               Retirement           Estimated              Total
                                                                Benefits             Annual            Compensation
                                          Aggregate              Accrued            Benefits            from all 18
                                        Compensation           as Part of             Upon               Delaware
         Name                             from Fund           Fund Expenses        Retirement*          Group Funds

W. Thacher Longstreth                      $2,822                  None              $30,000              $52,307
Ann R. Leven                               $3,130                  None              $30,000              $57,307
Walter P. Babich                           $3,068                  None              $30,000              $56,307
Anthony D. Knerr                           $3,068                  None              $30,000              $56,307
Charles E. Peck                            $2,822                  None              $30,000              $52,307

* Under the terms of the Delaware Group Retirement Plan for Directors/Trustees, each disinterested director who, at the time of his or her retirement from the Board, has attained the age of 70 and served on the Board for at least five continuous years, is entitled to receive payments from each fund in the Delaware Group for a period equal to the lesser of the number of years that such person served as a director or the remainder of such person's life. The amount of such payments will be equal, on an annual basis, to the amount of the annual retainer that is paid to directors of each fund at the time of such person's retirement. If an eligible director retired as of March 31, 1997, he or she would be entitled to annual payments totaling $30,000, in the aggregate, from all of the funds in the Delaware Group, based on the number of funds in the Delaware Group as of that date.

EXCHANGE PRIVILEGE

         The exchange privileges available for shareholders of the Classes and the shareholders of other classes of other funds in the Delaware Group are set forth in the relevant prospectuses for such classes. The following supplements that information. The Fund may modify, terminate or suspend the exchange privilege upon 60 days' notice to shareholders.

         All exchanges involve a purchase of shares of the fund into which the exchange is made. As with any purchase, an investor should obtain and carefully read that fund's prospectus before buying shares in an exchange. The prospectus contains more complete information about the fund, including charges and expenses. A shareholder requesting an exchange or purchase will be sent a current prospectus and an exchange authorization form for any of the other mutual funds in the Delaware Group. Exchange instructions must be signed by the record owner(s) exactly as the shares are registered. This feature is available only in states where the fund into which the exchange is being made is registered.

         An exchange constitutes, for tax purposes, the sale of one fund and the purchase of another. The sale may involve either a capital gain or loss to the shareholder for federal income tax purposes.

         In addition, investment advisers and dealers may make exchanges between funds in the Delaware Group on behalf of their clients by telephone or other expedited means. This service may be discontinued or revised at any time by the Transfer Agent. Such exchange requests may be rejected if it is determined that a particular request or the total requests at any time could have an adverse effect on any of the funds. Requests for expedited exchanges may be submitted with a properly completed exchange authorization form, as described above.

Telephone Exchange Privilege
         Shareholders owning shares for which certificates have not been issued or their investment dealers of record may exchange shares by telephone for shares in other mutual funds in the Delaware Group. This service is automatically provided unless the Fund receives written notice from the shareholder to the contrary.

         Shareholders or their investment dealers of record may contact the Shareholder Service Center at 800-523-1918 to effect an exchange. The shareholder's current Fund account number must be identified, as well as the registration of the account, the share or dollar amount to be exchanged and the fund into which the exchange is to be made. Requests received on any day after the time the offering price and net asset value are determined will be processed the following day. See Offering Price. Any new account established through the exchange will automatically carry the same registration, shareholder information and dividend option as the account from which the shares were exchanged. The exchange requirements of the fund into which the exchange is being made, such as eligibility and investment minimums, must be met and may entail the payment of a front-end sales charge which will be deducted from the investment. (See the prospectus of the fund desired or inquire by calling the Transfer Agent.) Certain funds are not available for retirement plans.

         The telephone exchange privilege is intended as a convenience to shareholders and is not intended to be a vehicle to speculate on short-term swings in the securities market through frequent transactions in and out of the funds in the Delaware Group. Telephone exchanges may be subject to limitations as to amounts or frequency. The Transfer Agent and the Fund reserve the right to record exchange instructions received by telephone and to reject exchange requests at any time in the future.

         As described in the Fund's Prospectuses, neither the Fund nor its Transfer Agent is responsible for any shareholder loss incurred in acting upon written or telephone instructions for redemption or exchange of Fund shares which are reasonably believed to be genuine.

Right to Refuse Timing Accounts
         With regard to accounts that are administered by market timing services ("Timing Firms") to purchase or redeem shares based on changing economic and market conditions ("Timing Accounts"), the Fund will refuse any new timing arrangements, as well as any new purchases (as opposed to exchanges) in Delaware Group funds from Timing Firms. The Fund reserves the right to temporarily or permanently terminate the exchange privilege or reject any specific purchase order for any person whose transactions seem to follow a timing pattern who: (i) makes an exchange request out of the Fund within two weeks of an earlier exchange request out of the Fund, or (ii) makes more than two exchanges out of the Fund per calendar quarter, or (iii) exchanges shares equal in value to at least $5 million, or more than 1/4 of 1% of the Fund's net assets. Accounts under common ownership or control, including accounts administered so as to redeem or purchase shares based upon certain predetermined market indicators, will be aggregated for purposes of the exchange limits.

Restrictions on Timed Exchanges
         Timing Accounts operating under existing timing agreements may only execute exchanges between the following eight Delaware Group funds: (1) Decatur Income Fund, (2) Decatur Total Return Fund, (3) Delaware Fund, (4) Limited-Term Government Fund, (5) Tax-Free USA Fund, (6) Delchester Fund, (7) Tax-Free Pennsylvania Fund and (8) the Fund. No other Delaware Group funds are available for timed exchanges. Assets redeemed or exchanged out of Timing Accounts in Delaware Group funds not listed above may not be reinvested back into that Timing Account. The Fund reserves the right to apply these same restrictions to the account(s) of any person whose transactions seem to follow a time pattern (as described above).

         The Fund also reserves the right to refuse the purchase side of an exchange request by any Timing Account, person, or group if, in the Manager's judgment, the Fund would be unable to invest effectively in accordance with its investment objectives and policies, or would otherwise potentially be adversely affected. A shareholder's purchase exchanges may be restricted or refused if the Fund receives or anticipates simultaneous orders affecting significant portions of the Fund's assets. In particular, a pattern of exchanges that coincide with a "market timing" strategy may be disruptive to the Fund and therefore may be refused.

         Except as noted above, only shareholders and their authorized brokers of record will be permitted to make exchanges or redemptions.

                               *     *     *

         Following is a summary of the investment objectives of the other Delaware Group funds:

         Delaware Fund seeks long-term growth by a balance of capital appreciation, income and preservation of capital. It uses a dividend-oriented valuation strategy to select securities issued by established companies that are believed to demonstrate potential for income and capital growth. Devon Fund seeks current income and capital appreciation by investing primarily in income-producing common stocks, with a focus on common stocks the Manager believes have the potential for above average dividend increases over time.

         Trend Fund seeks long-term growth by investing in common stocks issued by emerging growth companies exhibiting strong capital appreciation potential.

         Value Fund seeks capital appreciation by investing primarily in common stocks whose market values appear low relative to their underlying value or future potential. Retirement Income Fund seeks to provide investors with high current income and an investment that has the potential for capital appreciation.

         DelCap Fund seeks long-term capital growth by investing in common stocks and securities convertible into common stocks of companies that have a demonstrated history of growth and have the potential to support continued growth. Capital Appreciation Fund seeks capital appreciation by investing primarily in equity securities of small to medium-sized companies expected to grow over time and, to a lesser extent, in equity securities of larger, more well established companies presenting growth potential.

         Decatur Income Fund seeks the highest possible current income by investing primarily in common stocks that provide the potential for income and capital appreciation without undue risk to principal. Decatur Total Return Fund seeks long-term growth by investing primarily in securities that provide the potential for income and capital appreciation without undue risk to principal. Blue Chip Fund seeks to achieve long-term capital appreciation. Current income is a secondary objective. It seeks to achieve these objectives by investing primarily in equity securities and any securities that are convertible into equity securities. Quantum Fund seeks to achieve long-term capital appreciation. It seeks to achieve this objective by investing primarily in equity securities of medium- to large-sized companies expected to grow over time that meet the Fund's "Social Criteria" strategy.

         Delchester Fund seeks as high a current income as possible by investing principally high yield, high risk in corporate bonds, and also in U.S. government securities and commercial paper. Strategic Income Fund seeks to provide investors with high current income and total return by using a multi-sector investment approach, investing principally in three sectors of the fixed-income securities markets: high yield, higher risk securities, investment grade fixed-income securities and foreign government and other foreign fixed-income securities. High-Yield Opportunities Fund seeks to provide investors with total return and, as a secondary objective, high current income.

         U.S. Government Fund seeks high current income by investing primarily in long-term debt obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.

         Limited-Term Government Fund seeks high, stable income by investing primarily in a portfolio of short-and intermediate-term securities issued or guaranteed by the U.S. government, its agencies or instrumentalities and instruments secured by such securities. U.S. Government Money Fund seeks maximum current income with preservation of principal and maintenance of liquidity by investing only in short-term securities issued or guaranteed as to principal and interest by the U.S. government, its agencies or instrumentalities, and repurchase agreements collateralized by such securities, while maintaining a stable net asset value.

         Tax-Free USA Fund seeks high current income exempt from federal income tax by investing in municipal bonds of geographically-diverse issuers. Tax-Free Insured Fund invests in these same types of securities but with an emphasis on municipal bonds protected by insurance guaranteeing principal and interest are paid when due. Tax-Free USA Intermediate Fund seeks a high level of current interest income exempt from federal income tax, consistent with the preservation of capital by investing primarily in municipal bonds.

         Tax-Free Money Fund seeks high current income, exempt from federal income tax, by investing in short-term municipal obligations, while maintaining a stable net asset value.

         Tax-Free Pennsylvania Fund seeks a high level of current interest income exempt from federal and, to the extent possible, certain Pennsylvania state and local taxes, consistent with the preservation of capital.

         International Equity Fund seeks to achieve long-term growth without undue risk to principal by investing primarily in international securities that provide the potential for capital appreciation and income. Global Bond Fund seeks to achieve current income consistent with the preservation of principal by investing primarily in global fixed-income securities that may also provide the potential for capital appreciation. Global Assets Fund seeks to achieve long-term total return by investing in global securities which will provide higher current income than a portfolio comprised exclusively of equity securities, along with the potential for capital growth. Emerging Markets Fund seeks long-term capital appreciation by investing primarily in equity securities of issuers located or operating in emerging countries.

         Enterprise Fund seeks to provide maximum appreciation of capital by investing in medium-sized companies which have a dominant position within their industry, are undervalued, or have potential for growth in earnings. U.S. Growth Fund seeks to maximize capital appreciation by investing in companies of all sizes which have low dividend yields, strong balance sheets and high expected earnings growth rates relative to their industry. World Growth Fund seeks to maximize total return (capital appreciation and income), principally through investments in an internationally diversified portfolio of equity securities. New Pacific Fund seeks long-term capital appreciation by investing primarily in companies which are domiciled in or have their principal business activities in the Pacific Basin. Federal Bond Fund seeks to maximize current income consistent with preservation of capital. The fund attempts to achieve this objective by investing primarily in securities issued by the U.S. government, its agencies and instrumentalities. Corporate Income Fund seeks to provide high current income consistent with preservation of capital. The fund attempts to achieve this objective primarily by investing in a diversified portfolio of investment grade fixed-income securities issued by U.S. corporations.

         Delaware Group Premium Fund, Inc. offers fifteen funds available exclusively as funding vehicles for certain insurance company separate accounts. Decatur Total Return Series (formerly known as Equity/Income Series) seeks the highest possible total rate of return by selecting issues that exhibit the potential for capital appreciation while providing higher than average dividend income. Delchester Series (formerly known as High Yield Series) seeks as high a current income as possible by investing in rated and unrated corporate bonds, U.S. government securities and commercial paper. Capital Reserves Series seeks a high stable level of current income while minimizing fluctuations in principal by investing in a diversified portfolio of short- and intermediate-term securities. Cash Reserve Series (formerly known as Money Market Series) seeks the highest level of income consistent with preservation of capital and liquidity through investments in short-term money market instruments. DelCap Series (formerly known as Growth Series) seeks long-term capital appreciation by investing its assets in a diversified portfolio of securities exhibiting the potential for significant growth. Delaware Series (formerly known as Multiple Strategy Series) seeks a balance of capital appreciation, income and preservation of capital. It uses a dividend-oriented valuation strategy to select securities issued by established companies that are believed to demonstrate potential for income and capital growth. International Equity Series seeks long-term growth without undue risk to principal by investing primarily in equity securities of foreign issuers that provide the potential for capital appreciation and income. Value Series seeks capital appreciation by investing in small- to mid-cap common stocks whose market value appears low relative to their underlying value or future earnings and growth potential. Emphasis will also be placed on securities of companies that may be temporarily out of favor or whose value is not yet recognized by the market. Trend Series (formerly known as Emerging Growth Series) seeks long-term capital appreciation by investing primarily in small-cap common stocks and convertible securities of emerging and other growth-oriented companies. These securities will have been judged to be responsive to changes in the market place and to have fundamental characteristics to support growth. Income is not an objective. Global Bond Series seeks to achieve current income consistent with the preservation of principal by investing primarily in global fixed-income securities that may also provide the potential for capital appreciation. Strategic Income Series seeks high current income and total return by using a multi-sector investment approach, investing primarily in three sectors of the fixed-income securities markets: high-yield, higher risk securities; investment grade fixed-income securities; and foreign government and other foreign fixed-income securities. Devon Series seeks current income and capital appreciation by investing primarily in income-producing common stocks, with a focus on common stocks that the investment manager believes have the potential for above-average dividend increases over time. Emerging Markets Series seeks to achieve long-term capital appreciation by investing primarily in equity securities of issuers located or operating in emerging countries. Convertible Securities Series seeks a high level of total return on its assets through a combination of capital appreciation and current income by investing primarily in convertible securities. Quantum Series seeks to achieve long-term capital appreciation by investing primarily in equity securities of medium to large-sized companies expected to grow over time that meet the Series' "Social Criteria" strategy.

         Voyageur U.S. Government Securities Fund seeks to provide a high level of current income consistent with the prudent investment risk by investing in U.S. Treasury bills, notes, bonds, and other obligations issued or unconditionally guaranteed by the full faith and credit of the U.S. Treasury, and repurchase agreements fully secured by such obligations.

         Voyageur Arizona Insured Tax Free Fund seeks to provide a high level of current income exempt from federal income tax and the Arizona personal income tax, consistent with the preservation of capital. Voyageur Minnesota Insured Fund seeks to provide a high level of current income exempt from federal income tax and the Minnesota personal income tax, consistent with the preservation of capital.

         Voyageur Minnesota Limited Term Tax Free Fund seeks to provide a high level of current income exempt from federal income tax and the Minnesota personal income tax, consistent with preservation of capital. The Fund seeks to reduce market risk by maintaining an average weighted maturity from five to ten years.

         Voyageur California Insured Tax Free Fund seeks to provide a high level of current income exempt from federal income tax and the California personal income tax, consistent with the preservation of capital. Voyageur Florida Insured Tax Free Fund seeks to provide a high level of current income exempt from federal income tax, consistent with the preservation of capital. The Fund will seek to select investments that will enable its shares to be exempt from the Florida intangible personal property tax. Voyageur Florida Tax Free Fund seeks to provide a high level of current income exempt from federal income tax, consistent with the preservation of capital. The Fund will seek to select investments that will enable its shares to be exempt from the Florida intangible personal property tax. Voyageur Kansas Tax Free Fund seeks to provide a high level of current income exempt from federal income tax, the Kansas personal income tax and the Kansas Intangible personal property tax, consistent with the preservation of capital. Voyageur Missouri Insured Tax Free Fund seeks to provide a high level of current income exempt from federal income tax and the Missouri personal income tax, consistent with the preservation of capital. Voyageur New Mexico Tax Free Fund seeks to provide a high level of current income exempt from federal income tax and the New Mexico personal income tax, consistent with the preservation of capital. Voyageur Oregon Insured Tax Free Fund seeks to provide a high level of current income exempt from federal income tax and the Oregon personal income tax, consistent with the preservation of capital. Voyageur Utah Tax Free Fund seeks to provide a high level of current income exempt from federal income tax, consistent with the preservation of capital. Voyageur Washington Insured Tax Free Fund seeks to provide a high level of current income exempt from federal income tax, consistent with the preservation of capital.

         Voyageur Florida Limited Term Tax Free Fund seeks to provide a high level of current income exempt from federal income tax, consistent with the preservation of capital. The Fund will seek to select investments that will enable its shares to be exempt from the Florida intangible personal property tax. The Fund seeks to reduce market risk by maintaining an average weighted maturity from five to ten years.

         Voyageur Arizona Tax Free Fund seeks to provide a high level of current income exempt from federal income tax and the Arizona personal income tax, consistent with the preservation of capital. Voyageur California Tax Free Fund seeks to provide a high level of current income exempt from federal income tax and the California personal income tax, consistent with the preservation of capital. Voyageur Iowa Tax Free Fund seeks to provide a high level of current income exempt from federal income tax and the Iowa personal income tax, consistent with the preservation of capital. Voyageur Idaho Tax Free Fund seeks to provide a high level of current income exempt from federal income tax and the Idaho personal income tax, consistent with the preservation of capital. Voyageur Minnesota High Yield Municipal Bond Fund seeks to provide a high level of current income exempt from federal income tax and the Minnesota personal income tax primarily through investment in medium and lower grade municipal obligations. Voyageur National High Yield Municipal Fund seeks to provide a high level of income exempt from federal income tax, primarily through investment in medium and lower grade municipal obligations. Voyageur New York Tax Free Fund seeks to provide a high level of current income exempt from federal income tax and the personal income tax of the state of New York and the city of New York, consistent with the preservation of capital. Voyageur Wisconsin Tax Free Fund seeks to provide a high level of current income exempt from federal income tax and the Wisconsin personal income tax, consistent with the preservation of capital.

         Voyageur Colorado Tax Free Fund seeks to provide a high level of current income exempt from federal income tax and the Colorado personal income tax, consistent with the preservation of capital.

         Voyageur Aggressive Growth Fund seeks long-term capital appreciation, which the Fund attempts to achieve by investing primarily in equity securities believed to have the potential for high earnings growth. Although the Fund, in seeking its objective, may receive current income from dividends and interest, income is only an incidental consideration in the selection of the Fund's investments. Voyageur Growth Stock Fund has an objective of long-term capital appreciation. The Fund seeks to achieve its objective from equity securities diversified among individual companies and industries.

         Voyageur Minnesota Tax Free Fund seeks to provide a high level of current income exempt from federal income tax and the Minnesota personal income tax, consistent with the preservation of capital. Voyageur North Dakota Tax Free Fund seeks to provide a high level of current income exempt from federal income tax and the North Dakota personal income tax, consistent with the preservation of capital.

         For more complete information about any of the Delaware Group funds, including charges and expenses, you can obtain a prospectus from the Distributor. Read it carefully before you invest or forward funds.

         Each of the summaries above is qualified in its entirety by the information contained in each fund's prospectus(es).

GENERAL INFORMATION

         The Manager is the investment manager of the Fund. The Manager also provides investment management services to certain of the other funds in the Delaware Group. The Manager, through a separate division, also manages private investment accounts. While investment decisions of the Fund are made independently from those of the other funds and accounts, investment decisions for such other funds and accounts may be made at the same time as investment decisions of the Fund.

         The Manager, or its affiliate Delaware International Advisers Ltd., also manages the investment options for Delaware Medallion(sm) III Variable Annuity. Medallion is issued by Allmerica Financial Life Insurance and Annuity Company (First Allmerica Financial Life Insurance Company in New York and Hawaii). Delaware Medallion offers ten different investment series ranging from domestic equity funds, international equity and bond funds and domestic fixed income funds. Each investment series available through Medallion utilizes an investment strategy and discipline the same as or similar to one of the Delaware Group mutual funds available outside the annuity. See Delaware Group Premium Fund, Inc., above.

         Access persons and advisory persons of the Delaware Group of funds, as those terms are defined in SEC Rule 17j-1 under the 1940 Act, who provide services to the Manager, Delaware International Advisers Ltd. or their affiliates, are permitted to engage in personal securities transactions subject to the exceptions set forth in Rule 17j-1 and the following general restrictions and procedures: (1) certain blackout periods apply to personal securities transactions of those persons; (2) transactions must receive advance clearance and must be completed on the same day as the clearance is received; (3) certain persons are prohibited from investing in initial public offerings of securities and other restrictions apply to investments in private placements of securities;
(4) opening positions may only be closed-out at a profit after a 60-day holding period has elapsed; and (5) the Compliance Officer must be informed periodically of all securities transactions and duplicate copies of brokerage confirmations and account statements must be supplied to the Compliance Officer.

         The Distributor acts as national distributor for the Fund and for the other mutual funds in the Delaware Group.

         For the period May 2, 1994 (date of initial public offering) through March 31, 1995, the Distributor, and, in its capacity as the Fund's national distributor, DDI received CDSC payments in the aggregate amount of $4,034 with respect to Class B Shares. For the fiscal years ended March 31, 1996 and march 31, 1997, the Distributor received CDSC payments in the amount of $14,479 and $42,420, respectively, with respect to Class B Shares. Effective as of January 3, 1995, such payments have been made to the Distributor.

         For the period November 29, 1995 (date of initial public offering) through March 31, 1996, the Distributor received CDSC payments in the amount of $1.74 with respect to Class C Shares. For the fiscal year ended March 31, 1997, the Distributor received CDSC payments in the amount of $484 with respect to Class C Shares.

         The Transfer Agent, an affiliate of the Manager, acts as shareholder servicing, dividend disbursing and transfer agent for the Fund and for the other mutual funds in the Delaware Group. The Transfer Agent is paid a fee by the Fund for providing these services consisting of an annual per account charge of $11.00 plus transaction charges for particular services according to a schedule. Compensation is fixed each year and approved by the Board of Directors, including a majority of the disinterested directors. The Transfer Agent also provides accounting services to the Fund. Those services include performing all functions related to calculating the Fund's net asset value and providing all financial reporting services, regulatory compliance testing and the related accounting services. For its services, the Transfer Agent is paid a fee based on total assets of all funds in the Delaware Group for which it provides such accounting services. Such fee is equal to 0.25% multiplied by the total amount of assets in the complex for which the Transfer Agent furnishes accounting services, where such aggregate complex assets are $10 billion or less, and 0.20% of assets if such aggregate complex assets exceed $10 billion. The fees are charged to each fund, including the Fund, on an aggregate pro-rata basis. The asset-based fee payable to the Transfer Agent is subject to a minimum fee calculated by determining the total number of investment portfolios and associated classes.

         The Manager and its affiliates own the name "Delaware Group." Under certain circumstances, including the termination of the Fund's advisory relationship with the Manager or its distribution relationship with the Distributor, the Manager and its affiliates could cause the Fund to delete the words "Delaware Group" from the Fund's name.

         Bankers Trust Company ("Bankers Trust"), One Bankers Trust Plaza, New York, NY 10006, is custodian of the Fund's securities and cash. As custodian for the Fund, Bankers Trust maintains a separate account or accounts for the Fund; receives, holds and releases portfolio securities on account of the Fund; receives and disburses money on behalf of the Fund; and collects and receives income and other payments and distributions on account of the Fund's portfolio securities.

         The legality of the issuance of the shares offered hereby, registered pursuant to Rule 24f-2 under the 1940 Act, has been passed upon for the Fund by Stradley, Ronon, Stevens & Young, LLP, Philadelphia, Pennsylvania.

Capitalization
         The Fund has an authorized capital of ten billion shares of common stock, $.001 par value per share. The directors are authorized to issue different series and classes of shares of common stock. At present, only one series has been issued which offers shares of four classes--Cash Reserve A Class (which is known as Delaware Cash Reserve A Class, and was known as the Delaware Cash Reserve class from May 1992 to May 1994 and the original class prior to May
1992); Cash Reserve Consultant Class (which is known as Delaware Cash Reserve Consultant Class, and was known as the Delaware Cash Reserve Consultant class from November 1992 to May 1994, the Delaware Cash Reserve (Institutional) class from May 1992 to November 1992 and the consultant class prior to May 1992); Cash Reserve B Class (which is known as Delaware Cash Reserve B Class) and Cash Reserve C Class (which is known as Delaware Cash Reserve C Class). Two billion shares have been allocated to each of Class A Shares, Class B Shares and Class C Shares and five hundred million shares have been allocated to Consultant Class Shares.

         General expenses of the Fund will be allocated on a pro-rata basis to the Classes according to asset size, except that expenses of the 12b-1 Plans of Consultant Class Shares, Class B Shares and Class C Shares will be allocated solely to those respective Classes. Each Class represents a proportionate interest in the assets of the Fund, and each has the same voting and other rights and preferences as the other Class, except that Class A Shares may not vote on any matter affecting the Consultant Class Shares', Class B Shares' or Class C Shares' 12b-1 Plans. As a general matter, shareholders of Consultant Class Shares, Class B Shares and Class C Shares may only vote on matters affecting the 12b-1 Plan that relates to the Class of shares that they hold. However, Class B Shares may vote on any proposal to increase materially the fees to be paid by the Fund under the 12b-1 Plan relating to Consultant Class Shares.

         Shares have no preemptive rights, are fully transferable and, when issued, are fully paid and nonassessable.

Noncumulative Voting
         Fund shares have noncumulative voting rights which means that the holders of more than 50% of the shares of the Fund voting for the election of directors can elect all the directors if they choose to do so, and, in such event, the holders of the remaining shares will not be able to elect any directors.

         This Part B does not include all of the information contained in the Registration Statement which is on file with the Securities and Exchange Commission.

Shareholder Inquiries
         Shareholders who have questions concerning their accounts or wish to obtain additional information may call the Transfer Agent nationwide at 800-523-1918.

APPENDIX A--DESCRIPTION OF RATINGS

Bonds
         Excerpts from Moody's description of its two highest bond ratings:
Aaa--judged to be the best quality. They carry the smallest degree of investment risk; Aa--judged to be of high quality by all standards.

         Excerpts from S&P's description of its two highest bond ratings:
AAA--highest grade obligations. They possess the ultimate degree of protection as to principal and interest; AA--also qualify as high grade obligations, and in the majority of instances differ from AAA issues only in a small degree.

Commercial Paper
         Excerpts from S&P's description of its two highest commercial paper ratings: A-1--judged to be the highest investment grade category possessing the highest relative strength; A-2--investment grade category possessing less relative strength than the highest rating.

         Excerpts from Moody's description of its two highest commercial paper ratings: P-1--the highest grade possessing greatest relative strength; P-2--second highest grade possessing less relative strength than the highest grade.

         Excerpts from Duff and Phelps, Inc.'s description of its two highest ratings: Category 1--Top Grade: Duff 1-Plus--Highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or ready access to alternative sources of funds, is clearly outstanding, and safety is just below risk-free U.S. Treasury short-term obligations. Duff 1--Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor. Duff 1-Minus--High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small. Category 2--Good
Grade: Duff 2--Good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing internal funds' needs may enlarge total financing requirements, access to capital market is good. Risk factors are small.

         Excerpts from Fitch Investors Service, Inc.'s description of its two highest ratings: F-1--Highest grade commercial paper assigned this rating is regarded as having the strongest degree of assurance for timely payment. F-2--Very good grade issues assigned this rating reflect an assurance of timely payment only slightly less in degree than the strongest issues.

APPENDIX B--IRA INFORMATION

         An individual can contribute up to $2,000 to his or her IRA each year. Contributions may or may not be deductible depending upon the taxpayer's adjusted gross income and whether the taxpayer or his or her spouse is an active participant in an employer-sponsored retirement plan. Even if a taxpayer (or his or her spouse) is an active participant in an employer-sponsored retirement plan, the full $2,000 deduction is still available if the taxpayer's adjusted gross income is below $25,000 ($40,000 for taxpayers filing joint returns). A partial deduction is allowed for married couples with incomes between $40,000 and $50,000, and for single individuals with incomes between $25,000 and $35,000. No deductions are available for contributions to IRAs by taxpayers whose adjusted gross income before IRA deductions exceeds $50,000 ($35,000 for singles) and who are active participants in an employer-sponsored retirement plan. Taxpayers who are not allowed deductions on IRA contributions still can make nondeductible IRA contributions of as much as $2,000 for each working spouse ($2,250 for one-income couples for years prior to 1997), and defer taxes on interest or other earnings from the IRAs. Special rules apply for determining the deductibility of contributions made by married individuals filing separate returns.

         Effective for tax years beginning after 1996, one-income couples can contribute up to $2,000 to each spouse's IRA provided the combined compensation of both spouses is at least equal to the total contributions for both spouses. If the working spouse is an active participant in an employer-sponsored retirement plan and earns over $40,000, the maximum deduction limit is reduced in the same way that the limit is reduced for contributions to a non-spousal IRA.

         As illustrated in the following tables, maintaining an IRA remains a valuable opportunity.

         For many, an IRA will continue to offer both an up-front tax break with its tax deduction each year and the real benefit that comes with tax-deferred compounding. For others, losing the tax deduction will impact their taxable income status each year. Over the long term, however, being able to defer taxes on earnings still provides an impressive investment opportunity--a way to have money grow faster due to tax-deferred compounding.

         Even if your IRA contribution is no longer deductible, the benefits of saving on a tax-deferred basis can be substantial. The following tables illustrate the benefits of tax-deferred versus taxable compounding. Each reflects a constant 7% rate of return, compounded annually, with the reinvestment of all proceeds. The tables do not take into account any fees. Of course, earnings accumulated in your IRA will be subject to tax upon withdrawal. If you choose a money market fund with a fluctuating income, such as the Fund, your bottom line at retirement could be lower--it could also be much higher.

$2,000 Invested Annually Assuming a 7% Annualized Return

   15% Tax Bracket             Single   -  $0-$24,650
   ---------------
                               Joint    -  $0-$41,200

                                                                                          How Much You
         End of                Cumulative                     How Much You               Have With Full
          Year              Investment Amount               Have Without IRA              IRA Deduction

            1                   $ 2,000                         $   1,801                   $   2,140
            5                    10,000                            10,143                      12,307
           10                    20,000                            23,685                      29,567
           15                    30,000                            41,764                      53,776
           20                    40,000                            65,901                      87,730
           25                    50,000                            98,126                     135,353
           30                    60,000                           141,149                     202,146
           35                    70,000                           198,587                     295,827
           40                    80,000                           275,271                     427,219

[Without IRA--investment of $1,700 ($2,000 less 15%) earning 5.95% (7% less
15%)]

   28% Tax Bracket             Single   -  $24,651-$59,750
   ---------------
                               Joint    -  $41,201-$99,600

         End of           Cumulative                How Much You               How Much You Have with Full IRA
          Year         Investment Amount          Have Without IRA             No Deduction        Deduction

            1               $ 2,000                   $   1,513               $   1,541            $   2,140
            5                10,000                       8,365                   8,861               12,307
           10                20,000                      19,061                  21,288               29,567
           15                30,000                      32,738                  38,719               53,776
           20                40,000                      50,227                  63,166               87,730
           25                50,000                      72,590                  97,454              135,353
           30                60,000                     101,187                 145,545              202,146
           35                70,000                     137,754                 212,995              295,827
           40                80,000                     184,512                 307,598              427,219

[Without IRA--investment of $1,440 ($2,000 less 28%) earning 5.04% (7% less
28%)]
[With IRA--No Deduction--investment of $1,440 ($2,000 less 28%) earning
7%]

   31% Tax Bracket              Single   - $59,751-$124,650
   ---------------
                                Joint    - $99,601-$151,750

         End of           Cumulative                How Much You               How Much You Have with Full IRA
          Year         Investment Amount          Have Without IRA             No Deduction        Deduction

            1               $ 2,000                    $  1,447                $  1,477             $  2,140
            5                10,000                       7,967                   8,492               12,307
           10                20,000                      18,052                  20,401               29,567
           15                30,000                      30,820                  37,106               53,776
           20                40,000                      46,985                  60,534               87,730
           25                50,000                      67,448                  93,394              135,353
           30                60,000                      93,355                 139,481              202,146
           35                70,000                     126,152                 204,121              295,827
           40                80,000                     167,673                 294,781              427,219

[Without IRA--investment of $1,380 ($2,000 less 31%) earning 4.83% (7% less
31%)]
[With IRA--No Deduction--investment of $1,380 ($2,000 less 31%) earning
7%]

   36% Tax Bracket*             Single   -    $124,651-$271,050
   ---------------
                                Joint    -    $151,751-$271,050

         End of           Cumulative                How Much You               How Much You Have with Full IRA
          Year         Investment Amount          Have Without IRA             No Deduction        Deduction

            1               $ 2,000                    $  1,337                $  1,370             $  2,140
            5                10,000                       7,313                   7,876               12,307
           10                20,000                      16,418                  18,923               29,567
           15                30,000                      27,754                  34,417               53,776
           20                40,000                      41,867                  56,147               87,730
           25                50,000                      59,437                  86,626              135,353
           30                60,000                      81,312                 129,373              202,146
           35                70,000                     108,545                 189,329              295,827
           40                80,000                     142,451                 273,420              427,219

[Without IRA--investment of $1,280 ($2,000 less 36%) earning 4.48% (7% less
36%)]
[With IRA--No Deduction--investment of $1,280 ($2,000 less 36%) earning
7%]

  39.6% Tax Bracket*            Single   -   over $271,050
  -----------------
                                Joint    -   over $271,050

         End of           Cumulative                How Much You               How Much You Have with Full IRA
          Year         Investment Amount          Have Without IRA             No Deduction        Deduction

            1               $ 2,000                    $  1,259                $  1,293             $  2,140
            5                10,000                       6,851                   7,433               12,307
           10                20,000                      15,277                  17,859               29,567
           15                30,000                      25,643                  32,481               53,776
           20                40,000                      38,392                  52,989               87,730
           25                50,000                      54,075                  81,753              135,353
           30                60,000                      73,366                 122,096              202,146
           35                70,000                      97,094                 178,679              295,827
           40                80,000                     126,281                 258,040              427,219

[Without IRA--investment of $1,208 ($2,000 less 39.6%) earning 6.04% (7% less 39.6%)]
[With IRA--No Deduction--investment of $1,208 ($2,000 less 39.6%) earning 7%]


    * For tax years beginning after 1992, a 36% tax rate applies to all taxable income in excess of the maximum dollar amounts subject to the 31% tax rate. In addition, a 10% surtax (not applicable to capital gains) applies to certain high-income taxpayers. It is computed by applying a 39.6% rate to taxable income in excess of $271,050. The above tables do not reflect the personal exemption phaseout nor the limitations of itemized deductions that may apply.

          $2,000 SINGLE INVESTMENT AT A RETURN OF 7% COMPOUNDED MONTHLY


                   TAXABLE -         TAXABLE -          TAXABLE -         TAXABLE -         TAXABLE -            TAX
YEARS               39.6%*             36%*                31%               28%               15%            DEFERRED
--------------------------------------------------------------------------------------------------------------------------

    10             $ 3,050           $ 3,128             $ 3,239           $ 3,307           $ 3,621           $ 4,019
    15               3,767             3,911               4,121             4,253             4,872             5,698
    20               4,652             4,891               5,245             5,469             6,555             8,077
    30               7,094             7,650               8,493             9,043            11,867            16,233
    40              10,820            11,963              13,753            14,953            21,483            32,623


          $2,000 INVESTED ANNUALLY AT A RETURN OF 7% COMPOUNDED MONTHLY

                   TAXABLE -         TAXABLE -          TAXABLE -         TAXABLE -         TAXABLE -            TAX
YEARS               39.6%*             36%*                31%               28%               15%            DEFERRED
--------------------------------------------------------------------------------------------------------------------------
    10            $ 25,411          $ 25,788            $ 26,322          $ 26,649          $ 28,125          $ 29,953
    15              42,752            43,708              45,079            45,927            49,833            54,851
    20              64,166            66,117              68,947            70,716            79,042            90,148
    30             123,271           129,187             137,973           143,584           171,220           211,120
    40             213,412           227,820             249,750           264,078           338,096           454,233


    * For tax years beginning after 1992, a 36% tax rate applies to all taxable income in excess of the maximum dollar amounts subject to the 31% tax rate. In addition, a 10% surtax (not applicable to capital gains) applies to certain high-income taxpayers. It is computed by applying a 39.6% rate to taxable income in excess of $271,050. The above tables do not reflect the personal exemption phaseout nor the limitations of itemized deductions that may apply.

THE VALUE OF STARTING YOUR IRA EARLY
         The following illustrates how much more you would have contributing $2,000 each January--the earliest opportunity--compared to contributing on April 15th of the following year--the latest, for each tax year.

                             After     5 years             $3,528  more
                                      10 years             $6,113
                                      20 years            $17,228
                                      30 years            $47,295

         Compounded returns for the longest period of time is the key. The above illustration assumes a 10% rate of return and the reinvestment of all proceeds.

         And it pays to shop around. If you get just 2% more per year, it can make a big difference when you retire. A constant 8% versus 10% return, compounded monthly, illustrates the point. This chart is based on a yearly investment of $2,000 on January 1. After 30 years the difference can mean as much as 50% more!


                                       8% Return          10% Return
                                       ---------          ----------

                         10 years        $31,291             $35,062
                         30 years       $244,692            $361,887

         The statistical exhibits above are for illustration purposes only and do not reflect the actual Fund performance for the Fund either in the past or in the future.

FINANCIAL STATEMENTS

         Ernst & Young LLP serves as the independent auditors for Delaware Group Cash Reserve, Inc. and, in its capacity as such, audits the annual financial statements of the Fund. The Fund's Statement of Net Assets, Statement of Assets and Liabilities, Statement of Operations, Statement of Changes in Net Assets and Notes to Financial Statements, as well as the report of Ernst & Young LLP, independent auditors, for the fiscal year ended March 31, 1997, are included in Delaware Group Cash Reserve, Inc.'s Annual Report to shareholders. The financial statements, the notes relating thereto and the report of Ernst & Young LLP, listed above, are incorporated by reference from the Annual Report into this Part B.

         The Delaware Group includes funds with a wide range of investment objectives. Stock funds, income funds, national and state-specific funds, tax-free funds, money market funds, global and international funds and closed-end equity funds give investors the ability to create a portfolio that fits their personal financial goals. For more information, contact your financial adviser or call Delaware Group at 800-523-4640.





INVESTMENT MANAGER
Delaware Management Company, Inc.
One Commerce Square
Philadelphia, PA  19103

NATIONAL DISTRIBUTOR
Delaware Distributors, L.P.
1818 Market Street
Philadelphia, PA  19103

SHAREHOLDER SERVICING,
DIVIDEND DISBURSING,
ACCOUNTING SERVICES
AND TRANSFER AGENT
Delaware Service Company, Inc.
1818 Market Street
Philadelphia, PA  19103

LEGAL COUNSEL
Stradley, Ronon, Stevens & Young, LLP
One Commerce Square
Philadelphia, PA  19103

INDEPENDENT AUDITORS
Ernst & Young LLP
Two Commerce Square
Philadelphia, PA  19103

CUSTODIAN
Bankers Trust Company
One Bankers Trust Plaza
New York, NY  10006



---------------------------------------------------------

DELAWARE CASH RESERVE

---------------------------------------------------------

A CLASS
---------------------------------------------------------

B CLASS
---------------------------------------------------------

C CLASS
---------------------------------------------------------

CONSULTANT CLASS
---------------------------------------------------------

CLASSES OF DELAWARE GROUP CASH
RESERVE, INC.

---------------------------------------------------------

No Front-End Sales Charge



PART B

STATEMENT OF
ADDITIONAL INFORMATION

---------------------------------------------------------

MAY 30, 1997



                                                                 DELAWARE
                                                                 GROUP
                                                                 --------

                                     PART C

                                Other Information


Item 24.             Financial Statements and Exhibits

                     (a)      Financial Statements:

                              Part A    -    Financial Highlights

                             *Part B    -    Statement of Net Assets
                                             Statement of Assets and Liabilities
                                             Statement of Operations
                                             Statement of Changes in Net Assets
                                             Notes to Financial Statements
                                             Accountant's Report

                         * The financial statements and Accountant's Report listed above are incorporated into this filing by reference into Part B from the Registrant's Annual Report for the fiscal year ended March 31, 1997.

                    (b)     Exhibits:

                            (1)        Articles of Incorporation.

                                       (a)    Articles of Incorporation, as
                                              amended and supplemented through
                                              November 28, 1995, incorporated
                                              into this filing by reference to
                                              Post- Effective Amendment No. 39
                                              filed November 20, 1995.

                                       (b)    Form of Articles Supplementary
                                              (November 28, 1995) incorporated
                                              into this filing by reference to
                                              Post-Effective Amendment No. 39
                                              filed November 20, 1995.

                            (2) By-Laws. By-Laws, as amended through May 30, 1995, incorporated by reference to Post-Effective Amendment No. 38 filed May 30, 1995.

                            (3)        Voting Trust Agreement.  Inapplicable.

                            (4) Copies of All Instruments Defining the Rights of Holders.

                                       (a)     Articles of Incorporation and
                                               Articles Supplementary.

                                               (i)     Articles Fifth and Ninth
                                                       of the Articles of
                                                       Incorporation (September
                                                       12, 1990) and Article
                                                       Second of the Certificate
                                                       of Correction to Articles
                                                       Supplementary (May 2,
                                                       1994) incorporated into
                                                       this filing by reference
                                                       to Post-Effective
                                                       Amendment No. 39 filed
                                                       November 20, 1995.

PART C - Other Information
(Continued)

                                               (ii)    Form of Articles
                                                       Supplementary (November
                                                       28, 1995) incorporated
                                                       into this filing by
                                                       reference to
                                                       Post-Effective Amendment
                                                       No. 39 filed November 20,
                                                       1995.

                                       (b)     By-Laws.  Articles II, III, as
                                               amended, and XIV of the By-Laws
                                               incorporated into this filing by
                                               reference to Post-Effective
                                               Amendment No. 38 filed May 30,
                                               1995.

                            (5)        Investment Management Agreement.
                                       Investment Management Agreement between
                                       Delaware Management Company, Inc. and the
                                       Registrant dated April 3, 1995
                                       incorporated into this filing by
                                       reference to Post-Effective Amendment No.
                                       38 filed May 30, 1995.

                            (6)        (a)     Distribution Agreement.

                                               (i)     Form of Distribution
                                                       Agreement (April 3, 1995)
                                                       incorporated into this
                                                       filing by reference to
                                                       Post-Effective Amendment
                                                       No. 39 filed November 20,
                                                       1995.

                                               (ii)    Form of Amendment No. 1
                                                       to Distribution Agreement
                                                       (November 29, 1995)
                                                       incorporated into this
                                                       filing by reference to
                                                       Post-Effective Amendment
                                                       No. 39 filed November 20,
                                                       1995.

                                       (b)     Administration and Service
                                               Agreement. Form of Administration
                                               and Service Agreement (as amended
                                               November 1995) incorporated into
                                               this filing by reference to
                                               Post-Effective Amendment No. 39
                                               filed November 20, 1996.

                                       (c)     Dealer's Agreement.  Dealer's
                                               Agreement (as amended November
                                               1995) incorporated into this
                                               filing by reference to
                                               Post-Effective Amendment No. 39
                                               filed November 20, 1996.

                                       (d)     Mutual Fund Agreement.  Mutual
                                               Fund Agreement for the Delaware
                                               Group of Funds (as amended
                                               November 1995) (Module)
                                               incorporated into this filing by
                                               reference to Post-Effective
                                               Amendment No. 40 filed May 30,
                                               1996.

                            (7)        Bonus, Profit Sharing, Pension Contracts.

                                       (a)     Amended and Restated Profit
                                              Sharing Plan (November 17, 1994)
                                              incorporated into this filing by
                                              reference to Post-Effective
                                              Amendment No. 38 filed May 30,
                                              1995.

                                       (b)     Amendment to Profit Sharing Plan
                                              (December 21, 1995) (Module)
                                              incorporated into this filing by
                                              reference to Post-Effective
                                              Amendment No. 40 filed May 30,
                                              1996.

                            (8) Custodian Agreement. Incorporated into this filing by reference to Post-Effective Amendment No. 33 filed May 30, 1991.

PART C - Other Information
(Continued)
                            (9)        Other Material Contracts.

                                       (a)     Shareholders Services Agreement
                                               between Delaware Service Company
                                               and the Registrant on behalf of
                                               the Fund incorporated into this
                                               filing by reference to
                                               Post-Effective Amendment No. 33
                                               filed May 30, 1991.

                                       (b)     Executed Fund Accounting
                                               Agreement (August 19, 1996)
                                               between Delaware Service Company,
                                               Inc. and the Registrant on behalf
                                               of each Fund attached as Exhibit.

                                               (i)     Executed Amendment No. 1
                                                       (September 30, 1996) to
                                                       Delaware Group of Funds
                                                       Fund Accounting Agreement
                                                       attached as Exhibit.

                                               (ii)    Executed Amendment No. 2
                                                       (November 30, 1996) to
                                                       Delaware Group of Funds
                                                       Fund Accounting Agreement
                                                       attached as Exhibit.

                                               (iii)   Executed Amendment No. 3
                                                       (December 27, 1996) to
                                                       Delaware Group of Funds
                                                       Fund Accounting Agreement
                                                       attached as Exhibit.

                                               (iv)    Executed Amendment No. 4
                                                       (February 24, 1997) to
                                                       Delaware Group of Funds
                                                       Fund Accounting Agreement
                                                       attached as Exhibit.

                                               (v)     Executed Amendment No. 5
                                                       (May 30, 1997) to
                                                       Delaware Group of Funds
                                                       Fund Accounting Agreement
                                                       attached as Exhibit.

                            (10) Opinion of Counsel. Filed with letter relating to Rule 24f-2 on or about May 24, 1997.

                            (11)       Consent of Auditors.  Attached as
                                       Exhibit.

                            (12)       Inapplicable.

                            (13) Initial Capital. Incorporated into this filing by reference to Post-Effective Amendment No. 15 filed May 16, 1983.

                            (14) Model Plans. Incorporated into this filing by reference to Post-Effective Amendment No. 35 filed June 1, 1993 and Post-Effective Amendment No. 38 filed May 30, 1995.

                          **(15)       Plans under Rule 12b-1.

                                       (a)     Form of Plan under Rule 12b-1 for
                                               Class B (November 29, 1995)
                                               incorporated into this filing by
                                               reference to Post-Effective
                                               Amendment No. 39 filed November
                                               20, 1995.
** Relates to Registrant's Delaware Cash Reserve Consultant Class, Delaware Cash Reserve B Class and Delaware Cash Reserve C Class only.

PART C - Other Information
(Continued)

                                      (b)      Form of Plan under Rule 12b-1 for
                                               Class C (November 29, 1995)
                                               incorporated into this filing by
                                               reference to Post-Effective
                                               Amendment No. 39 filed November
                                               20, 1995.

                                      (c)      Form of Plan under Rule 12b-1 for
                                               Consultant Class (November 29,
                                               1995) incorporated into this
                                               filing by reference to
                                               Post-Effective Amendment No. 39
                                               filed November 20, 1995.

                          (16) Schedules of Computation for each Performance Quotation.

                                      (a)      Incorporated into this filing by
                                               reference to Post-Effective
                                               Amendment No. 38 filed May 30,
                                               1995 and Post-Effective Amendment
                                               No. 40 filed May 30, 1997.

                                      (b)      Schedules of Computation for
                                               each Performance Quotation for
                                               periods not previously
                                               electronically filed attached as
                                               Exhibit.

                          (17)        Financial Data Schedules.  Attached as
                                      Exhibit.

                          (18)        Inapplicable.

                          (19)        Other:   Directors' Power of Attorney.

                                      (a)      Incorporated into this filing by
                                               reference to Post-Effective
                                               Amendment No. 38 filed May 30,
                                               1995.

                                      (b)      Power of Attorney for Thomas F.
                                               Madison and Jeffrey J. Nick
                                               attached as Exhibit.

Item 25.             Persons Controlled by or under Common Control with
                     Registrant.  None.

Item 26.             Number of Holders of Securities.

                             (1)                                              (2)

                                                                       Number of
                     Title of Class                                    Record Holders
                     Delaware Group Cash Reserve, Inc.'s:

                     Delaware Cash Reserve A Class
                     Common Stock Par Value                            39,754 Accounts as of
                     $.001 Per Share                                   April 30, 1997

                     Delaware Cash Reserve B Class
                     Common Stock Par Value                            509 Accounts as of
                     $.001 Per Share                                   April 30, 1997


PART C - Other Information
(Continued)


                            (1)                                               (2)

                                                                       Number of
                  Title of Class                                       Record Holders

                  Delaware Cash Reserve C Class
                  Common Stock Par Value                               151 Accounts as of
                  $.001 Per Share                                      April 30, 1997

                  Delaware Cash Reserve Consultant Class
                  Common Stock Par Value                               1,342 Accounts as of
                  $.001 Per Share                                      April 30, 1997


Item 27. Indemnification. Incorporated into this filing by reference to Post-Effective Amendment No. 17 filed March 29, 1984 and Post-Effective Amendment No. 38 filed May 30, 1995.

Item 28.             Business and Other Connections of Investment Adviser.

                     Delaware Management Company, Inc. (the "Manager") also serves as investment manager to the Registrant and also serves as investment manager or sub-adviser to certain of the other funds in the Delaware Group (Delaware Group Equity Funds I, Inc., Delaware Group Equity Funds II, Inc., Delaware Group Trend Funds, Inc., Delaware Group Equity Funds IV, Inc., Delaware Groupo Equity Funds V, Inc., Delaware Group Income Funds, Inc., Delaware Group Government Fund, Inc., Delaware Group Limited-Term Government Funds, Inc., Delaware Group Tax-Free Fund, Inc., DMC Tax-Free Income Trust-Pennsylvania, Delaware Group Premium Fund, Inc., Delaware Group Global & International Funds, Inc., Delaware Pooled Trust, Inc., Delaware Group Adviser Funds, Inc., Delaware Group Dividend and Income Fund, Inc., Delaware Group Global Dividend and Income Fund, Inc., Voyageur Funds, Inc., Voyageur Insured Funds, Inc., Voyageur Intermediate Tax Free Funds, Inc., Voyageur Investment Trust, Voyageur Investment Trust II, Voyageur Mutual Funds, Inc., Voyageur Mutual Funds II, Inc., Voyageur Mutual Funds III, Inc., Voyageur Tax Free Funds, Inc., Voyageur Arizona Municipal Income Fund, Inc., Voyageur Colorado Insured Municipal Income Fund, Inc., Voyageur Minnesota Municipal Income Fund, Inc., Voyageur Municipal Income Fund II, Inc. and Voyageur Minnesota Municipal Income Fund III, Inc.) and provides investment advisory services to institutional accounts, primarily retirement plans and endowment funds and to certain other investment companies. In addition, certain directors of the Manager also serve as directors/trustees of the other Delaware Group funds, and certain officers are also officers of these other funds. A company indirectly owned by the Manager's parent company acts as principal underwriter to the mutual funds in the Delaware Group (see
Item 29 below) and another such company acts as the shareholder servicing, dividend disbursing and transfer agent for all of the mutual funds in the Delaware Group.

PART C - Other Information
(Continued)

                     The following persons serving as directors or officers of the Manager have held the following positions during the past two years:

Name and Principal                       Positions and Offices with the Manager and its
Business Address*                        Affiliates and Other Positions and Offices Held
------------------                       -----------------------------------------------

Wayne A. Stork                           Chairman of the Board, President, Chief Executive Officer, Chief Investment
                                         Officer and Director of Delaware Management Company, Inc.; President,
                                         Chief Executive Officer, Chairman of the Board and Director of the
                                         Registrant, each of the other funds in the Delaware Group, Delaware
                                         Management Holdings, Inc., DMH Corp., Delaware International Holdings
                                         Ltd. and Founders Holdings, Inc.; Chairman of the Board and Director of
                                         Delaware Distributors, Inc. and Delaware Capital Management, Inc.;
                                         Chairman, Chief Executive Officer and Director of Delaware International
                                         Advisers Ltd.; and Director of Delaware Service Company, Inc. and
                                         Delaware Investment & Retirement Services, Inc.

Richard G. Unruh, Jr.                    Executive Vice President and Director of Delaware Management Company,
                                         Inc.; Executive Vice President of the Registrant and each of the other funds in the Delaware Group; Senior Vice President of Delaware Management
                                         Holdings, Inc. and Delaware Capital Management, Inc; and Director of
                                         Delaware International Advisers Ltd.

                                         Board of Directors, Chairman of Finance Committee, Keystone Insurance Company
                                         since 1989, 2040 Market Street, Philadelphia, PA; Board of Directors,
                                         Chairman of Finance Committee, AAA Mid Atlantic, Inc. since 1989, 2040 Market
                                         Street, Philadelphia, PA; Board of Directors, Metron, Inc. since 1995, 11911
                                         Freedom Drive, Reston, VA

Paul E. Suckow                           Executive Vice President/Chief Investment Officer, Fixed Income of
                                         Delaware Management Company, Inc., the Registrant and each of the other funds in the Delaware Group; Executive Vice President/Chief Investment
                                         Officer and Director of Founders Holdings, Inc.; Senior Vice President/Chief
                                         Investment Officer, Fixed Income of Delaware Management Holdings, Inc.;
                                         Senior Vice President of Delaware Capital Management, Inc.; and Director
                                         of Founders CBO Corporation

                                         Director, HYPPCO Finance Company Ltd.

*Business address of each is 1818 Market Street, Philadelphia, PA, 19103.

PART C - Other Information
(Continued)

Name and Principal                       Positions and Offices with the Manager and its
Business Address*                        Affiliates and Other Positions and Offices Held
------------------                       -----------------------------------------------

David K. Downes                          Executive Vice President, Chief Operating Officer, Chief Financial Officer
                                         and Director of Delaware Management Company, Inc., Delaware
                                         Management Holdings, Inc., DMH Corp., Delaware Distributors, Inc.,
                                         Founders Holdings, Inc. and Delaware International Holdings Ltd.;
                                         Executive Vice President, Chief Operating Officer and Chief Financial
                                         Officer of the Registrant and each of the other funds in the Delaware Group and Delaware Capital Management, Inc.; Chairman and Director of
                                         Delaware Management Trust Company; President, Chief Executive Officer,
                                         Chief Financial Officer and Director of Delaware Service Company, Inc.;
                                         Chairman and Director of Delaware Investment & Retirement Services, Inc.;
                                         Director of Delaware International Advisers Ltd.; and Senior Vice President,
                                         Chief Administrative Officer and Chief Financial Officer of Delaware
                                         Distributors, L.P.

                                         Chief Executive Officer and Director of Forewarn, Inc. since 1993, 8
                                         Clayton Place, Newtown Square, PA

George M.                                Senior Vice President, Secretary and Director of Delaware
Chamberlain, Jr.                         Management Company, Inc., DMH Corp., Delaware Distributors, Inc.,
                                         Delaware Service Company, Inc., Founders Holdings, Inc., Delaware Capital
                                         Management, Inc. and Delaware Investment & Retirement Services, Inc.; Senior
                                         Vice President and Secretary of the Registrant, each of the other funds in the Delaware Group, Delaware Distributors, L.P. and Delaware Management
                                         Holdings, Inc.; Executive Vice President, Secretary and Director of Delaware
                                         Management Trust Company; Secretary and Director of Delaware International
                                         Holdings Ltd.; and Director of Delaware International Advisers Ltd.
















*Business address of each 1818 Market Street, Philadelphia, PA, 19103.

PART C - Other Information
(Continued)

Name and Principal                       Positions and Offices with the Manager and its
Business Address*                        Affiliates and Other Positions and Offices Held
------------------                       -----------------------------------------------

Richard J. Flannery                      Managing Director/Corporate & Tax Affairs of Delaware Management
                                         Company, Inc., Delaware Management Holdings, Inc., DMH Corp.,
                                         Delaware Distributors, L.P., Delaware Distributors, Inc., Delaware Service
                                         Company, Inc., Delaware Management Trust Company, Founders CBO
                                         Corporation, Delaware Capital Management, Inc. and Delaware Investment
                                         & Retirement Services, Inc.; Vice President of the Registrant and each of the other funds in the Delaware Group; Managing Director/Corporate Tax &
                                         Affairs and Director of Founders Holdings, Inc.; Managing Director and
                                         Director of Delaware International Holdings Ltd.; and Director of Delaware
                                         International Advisers Ltd.

                                         Director, HYPPCO Finance Company Ltd.

                                         Limited Partner of Stonewall Links, L.P. since 1991, Bulltown Rd.,
                                         Elverton, PA; Director and Member of Executive Committee of Stonewall
                                         Links, Inc. since 1991, Bulltown Rd., Elverton, PA

Michael P. Bishof(1)                     Vice President and Treasurer of Delaware Management Company, Inc., the
                                         Registrant, each of the other funds in the Delaware Group, Delaware
                                         Distributors, L.P., Delaware Distributors, Inc., Delaware Service Company,
                                         Inc. and Founders Holdings, Inc.; Assistant Treasurer of Founders CBO
                                         Corporation; and Vice President and Manager of Investment Accounting of
                                         Delaware International Holdings Ltd.

Eric E. Miller                           Vice President and Assistant Secretary of Delaware Management Company,
                                         Inc., the Registrant, each of the other funds in the Delaware Group,
                                         Delaware Management Holdings, Inc., DMH Corp., Delaware Distributors,
                                         L.P., Delaware Distributors Inc., Delaware Service Company, Inc., Delaware
                                         Management Trust Company, Founders Holdings, Inc., Delaware Capital
                                         Management, Inc. and Delaware Investment & Retirement Services, Inc.

Richelle S. Maestro                      Vice President and Assistant Secretary of Delaware Management Company,
                                         Inc., the Registrant, each of the other funds in the Delaware Group,
                                         Delaware Management Holdings, Inc., Delaware Distributors, L.P.,
                                         Delaware Distributors, Inc., Delaware Service Company, Inc., DMH Corp.,
                                         Delaware Management Trust Company, Delaware Capital Management,
                                         Inc., Delaware Investment & Retirement Services, Inc. and Founders
                                         Holdings, Inc.; Secretary of Founders CBO Corporation; and Assistant
                                         Secretary of Delaware International Holdings Ltd.

                                         Partner of Tri-R Associates since 1989, 10001 Sandmeyer Lane,
                                         Philadelphia, PA



*Business address of each is 1818 Market Street, Philadelphia, PA, 19103.

PART C - Other Information
(Continued)

Name and Principal                       Positions and Offices with the Manager and its
Business Address*                        Affiliates and Other Positions and Offices Held
------------------                       -----------------------------------------------

Joseph H. Hastings                       Vice President/Corporate Controller of Delaware Management Company,
                                         Inc., the Registrant, each of the other funds in the Delaware Group,
                                         Delaware Management Holdings, Inc., DMH Corp., Delaware Distributors,
                                         L.P., Delaware Distributors, Inc., Delaware Service Company, Inc.,
                                         Delaware Capital Management, Inc., Founders Holdings, Inc. and Delaware
                                         International Holdings Ltd.; Executive Vice President, Chief Financial
                                         Officer and Treasurer of Delaware Management Trust Company; Chief
                                         Financial Officer and Treasurer of Delaware Investment & Retirement
                                         Services, Inc.; and Assistant Treasurer of Founders CBO Corporation

Richard Salus(2)                         Vice President/Assistant Controller of Delaware Management Company,
                                         Inc.

Bruce A. Ulmer                           Vice President/Director of Internal Audit of Delaware Management
                                         Company, Inc., the Registrant, each of the other funds in the Delaware Group,
                                         Delaware Management Holdings, Inc., DMH Corp. and Delaware Management Trust
                                         Company; and Vice President/Internal Audit of Delaware Investment &
                                         Retirement Services, Inc.

Steven T. Lampe(3)                       Vice President/Taxation of Delaware Management Company, Inc., the
                                         Registrant, each of the other funds in the Delaware Group, Delaware
                                         Management Holdings, Inc., DMH Corp., Delaware Distributors, L.P.,
                                         Delaware Distributors, Inc., Delaware Service Company, Inc., Delaware
                                         Management Trust Company, Founders Holdings, Inc., Founders CBO
                                         Corporation, Delaware Capital Management, Inc. and Delaware Investment
                                         & Retirement Services, Inc.

Lisa O. Brinkley                         Vice President/Compliance of Delaware Management Company, Inc.,
                                         the Registrant, each of the other funds in the Delaware Group, DMH Corp.,
                                         Delaware Distributors, L.P., Delaware Distributors, Inc., Delaware Service
                                         Company, Inc., Delaware Management Trust Company, Delaware Capital
                                         Management, Inc. and Delaware Investment & Retirement Services, Inc.

Rosemary E. Milner                       Vice President/Legal of Delaware Management Company, Inc., the
                                         Registrant, each of the other funds in the Delaware Group, Delaware
                                         Distributors, L.P. and Delaware Distributors, Inc.

Douglas L. Anderson                      Vice President/Operations of Delaware Management Company, Inc.,
                                         Delaware Investment and Retirement Services, Inc. and Delaware Service
                                         Company, Inc.; and Vice President/Operations and Director of Delaware
                                         Management Trust Company

Michael T. Taggart                       Vice President/Facilities Management and Administrative Services of
                                         Delaware Management Company, Inc.







* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)

Name and Principal                       Positions and Offices with the Manager and its
Business Address*                        Affiliates and Other Positions and Offices Held
------------------                       -----------------------------------------------

Gary A. Reed                             Vice President/Senior Portfolio Manager of Delaware Management Company,
                                         Inc., the Registrant each of the tax-exempt funds and the fixed income funds in the Delaware Group and Delaware Capital Management, Inc.

Gerald T. Nichols                        Vice President/Senior Portfolio Manager of Delaware Management Company, Inc.,
                                         each of the tax-exempt funds, the fixed income funds and the closed-end funds in the Delaware Group; Vice President of Founders Holdings, Inc.; and
                                         Treasurer, Assistant Secretary and Director of Founders CBO Corporation.

Paul A. Matlack                          Vice President/Senior Portfolio Manager of Delaware Management Company, Inc.,
                                         each of the tax-exempt funds, the fixed income funds and the closed-end funds in the Delaware Group; Vice President of Founders Holdings, Inc.; and
                                         President and Director of Founders CBO Corporation.

Patrick P. Coyne                         Vice President/Senior Portfolio Manager of Delaware Management Company, Inc.,
                                         each of the tax-exempt funds and the fixed income funds in the Delaware Group and Delaware Capital Management, Inc.

Roger A. Early                           Vice President/Senior Portfolio Manager of Delaware Management Company, Inc.,
                                         each of the tax-exempt funds and the fixed income funds in the Delaware Group

Mitchell L. Conery(4)                    Vice President/Senior Portfolio Manager of Delaware Management Company, Inc.
                                         and each of the tax-exempt and fixed income funds in the Delaware Group

George H. Burwell                        Vice President/Senior Portfolio Manager of Delaware Management Company, Inc.
                                         and each of the equity funds in the Delaware Group

John B. Fields                           Vice President/Senior Portfolio Manager of Delaware Management Company, Inc.,
                                         each of the equity funds in the Delaware Group and Delaware Capital
                                         Management, Inc.

Gerald S. Frey(5)                        Vice President/Senior Portfolio Manager of Delaware Management
                                         Company, Inc. and each of the equity funds in the Delaware Group






* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)

Name and Principal                       Positions and Offices with the Manager and its
Business Address*                        Affiliates and Other Positions and Offices Held
------------------                       -----------------------------------------------

Babak Zenouzi                            Vice President/Portfolio Manager of Fund, each of the equity funds and the closed-end funds in the Delaware Group


(1)        VICE PRESIDENT/GLOBAL INVESTMENT MANAGEMENT OPERATIONS, Bankers Trust and VICE PRESIDENT, CS First Boston
           Investment Management prior to June 1995.
(2)        SENIOR MANAGER, Ernst & Young LLP prior to December 1996.
(3)        TAX MANAGER, Price Waterhouse prior to October 1995.
(4)        INVESTMENT OFFICER, Travelers Insurance prior to January 1997 and RESEARCH ANALYST, CS First Boston Investment Management
           prior to March 1995.
(5)        SENIOR DIRECTOR, Morgan Grenfell Capital Management prior to June 1996.

* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

Item 29.               Principal Underwriters.

                       (a) Delaware Distributors, L.P. serves as principal underwriter for all the mutual funds in the Delaware Group.

                       (b) Information with respect to each director, officer or partner of principal underwriter:

Name and Principal                                  Positions and Offices                       Positions and Offices
Business Address*                                   with Underwriter                            with Registrant
------------------                                  ---------------------                       ---------------------

Delaware Distributors, Inc.                         General Partner                             None

Delaware Management
Company, Inc.                                       Limited Partner                             Investment Manager

Delaware Capital
Management, Inc.                                    Limited Partner                             None

Bruce D. Barton                                     President and CEO                           None

David K. Downes                                     Senior Vice President,                      Executive Vice
                                                    Chief Administrative Officer                President/Chief
                                                    and Chief Financial Officer                 Operating Officer/
                                                                                                Chief Financial Officer

George M. Chamberlain, Jr.                          Senior Vice President/                      Senior Vice President/
                                                    Secretary                                   Secretary

Terry Cunningham                                    Senior Vice President/                      None
                                                    National Sales Director

Thomas Sawyer                                       Senior Vice President/                      None
                                                    Western Sales Division

* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)

Name and Principal                                  Positions and Offices                       Positions and Offices
Business Address*                                   with Underwriter                            with Registrant
------------------                                  ---------------------                       ---------------------

Dana B. Hall                                        Senior Vice President/                      None
                                                    Key Accounts

William F. Hostler                                  Senior Vice President/                      None
                                                    Marketing Services

J. Chris Meyer                                      Senior Vice President/                      None
                                                    Product Development

Stephen H. Slack                                    Senior Vice President/Wholesaler            None

Richard J. Flannery                                 Managing Director/Corporate                 Vice President
                                                    & Tax Affairs

Eric E. Miller                                      Vice President/                             Vice President/
                                                    Assistant Secretary                         Assistant Secretary

Richelle S. Maestro                                 Vice President/                             Vice President/
                                                    Assistant Secretary                         Assistant Secretary

Michael P. Bishof                                   Vice President/Treasurer                    Vice President/Treasurer

Steven T. Lampe                                     Vice President/Taxation                     Vice President/Taxation

Joseph H. Hastings                                  Vice President/                             Vice President/
                                                    Corporate Controller                        Corporate Controller

Lisa O. Brinkley                                    Vice President/                             Vice President/
                                                    Compliance                                  Compliance

Rosemary E. Milner                                  Vice President/Legal                        Vice President/Legal

Daniel H. Carlson                                   Vice President/Marketing                    None

Diane M. Anderson                                   Vice President/                             None
                                                    Retirement Services

Denise F. Guerriere                                 Vice President/Client Services              None

Julia R. Vander Els                                 Vice President/Client Services              None

Jerome J. Alrutz                                    Vice President/                             None
                                                    Client Services


*Business address of each is 1818 Market Street, Philadelphia, PA, 19103.

PART C - Other Information
(Continued)

Name and Principal                                  Positions and Offices                       Positions and Offices
Business Address*                                   with Underwriter                            with Registrant
------------------                                  ---------------------                       ---------------------

Joanne A. Mettenheimer                              Vice President/                             None
                                                    National Accounts

Gregory J. McMillan                                 Vice President/                             None
                                                    National Accounts

Christopher H. Price                                Vice President/Annuity                      None
                                                    Marketing & Administration

Stephen J. DeAngelis                                Vice President/Product                      None
                                                    Development

Susan T. Friestedt                                  Vice President/Customer                     None
                                                    Service

Dinah J. Huntoon                                    Vice President/Product                      None
                                                    Management

Soohee Lee                                          Vice President/Fixed Income                 None
                                                    Product Management

Ellen M. Krott                                      Vice President/Communications               None

Holly W. Reimel                                     Vice President/Telemarketing                None

Terrence L. Bussard                                 Vice President/Wholesaler                   None

William S. Carroll                                  Vice President/Wholesaler                   None

William L. Castetter                                Vice President/Wholesaler                   None

Thomas J. Chadie                                    Vice President/Wholesaler                   None

Thomas C. Gallagher                                 Vice President/Wholesaler                   None

Douglas R. Glennon                                  Vice President/Wholesaler                   None

Christopher L. Johnston                             Vice President/Wholesaler                   None

Thomas P. Kennett                                   Vice President/ Wholesaler                  None

William M. Kimbrough                                Vice President/Wholesaler                   None

Debra Afra Marler                                   Vice President/Wholesaler                   None

*Business address of each is 1818 Market Street, Philadelphia, PA, 19103.

PART C - Other Information
(Continued)

Name and Principal                                  Positions and Offices                       Positions and Offices
Business Address*                                   with Underwriter                            with Registrant
------------------                                  ---------------------                       ---------------------

Mac McAuliffe                                       Vice President/Wholesaler                   None

Patrick L. Murphy                                   Vice President/Wholesaler                   None

Henry W. Orvin                                      Vice President/Wholesaler                   None

Philip G. Rickards                                  Vice President/Wholesaler                   None

Laura E. Roman                                      Vice President/Wholesaler                   None

Michael W. Rose                                     Vice President/Wholesaler                   None

Linda Schulz                                        Vice President/Wholesaler                   None

Edward B. Sheridan                                  Vice President/Wholesaler                   None

Robert E. Stansbury                                 Vice President/Wholesaler                   None

Larry D. Stone                                      Vice President/Wholesaler                   None

John A. Wells                                       Vice President/Marketing                    None
                                                    Technology

*Business address of each is 1818 Market Street, Philadelphia, PA 19103.


                   (c)   Not Applicable.

Item 30.           Location of Accounts and Records.

                   All accounts and records are maintained in Philadelphia at 1818 Market Street, Philadelphia, PA 19103 or One Commerce Square, Philadelphia, PA 19103.

PART C - Other Information
(Continued)

Item 31.           Management Services.  None.

Item 32.           Undertakings.

                  (a)      Not Applicable.

                  (b)      Not Applicable.

                  (c) The Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                  (d) The Registrant hereby undertakes to promptly call a meeting of shareholders for the purpose of voting upon the question of removal of any director when requested in writing to do so by the record holders of not less than 10% of the outstanding shares.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in this City of Philadelphia and Commonwealth of Pennsylvania on this 28th day of May, 1997.

                        DELAWARE GROUP CASH RESERVE, INC.

                             By  /s/Wayne A. Stork
                                 ------------------------
                                 Wayne A. Stork
                        Chairman of the Board, President,
                      Chief Executive Officer and Director

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

                Signature                                             Title                                              Date
-------------------------------------                    ---------------------------------                            ------------

                                                         Chairman of the Board, President,
/s/Wayne A. Stork                                        Chief Executive Officer and Director                          May 28, 1997
-------------------------------------
Wayne A. Stork
                                                         Executive Vice President/Chief Operating
                                                         Officer/Chief Financial Officer/Director
                                                         (Principal Financial Officer and Principal
/s/David K. Downes                                       Accounting Officer)                                           May 28, 1997
------------------------------------
David K. Downes

/s/Walter P. Babich                *                     Director                                                      May 28, 1997
------------------------------------
Walter P. Babich

/s/Anthony D. Knerr                *                     Director                                                      May 28, 1997
------------------------------------
Anthony D. Knerr

/s/Ann R. Leven                    *                     Director                                                      May 28, 1997
------------------------------------
Ann R. Leven

/s/W. Thacher Longstreth           *                     Director                                                      May 28, 1997
------------------------------------
W. Thacher Longstreth

/s/Thomas F. Madison               *                     Director                                                      May 28, 1997
------------------------------------
Thomas F. Madison

/s/Jeffrey J. Nick                *                      Director                                                      May 28, 1997
------------------------------------
Jeffrey J. Nick

/s/Charles E. Peck                *                      Director                                                      May 28, 1997
------------------------------------
Charles E. Peck

                                                          *By  /s/Wayne A. Stork
                                                               --------------------
                                                               Wayne A. Stork
                                                          as Attorney-in-Fact for
                                                        each of the persons indicated

                        SECURITIES AND EXCHANGE COMMISSION
                               Washington, DC  20549



















                                     Exhibits

                                        to

                                     Form N-1A



















              REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                INDEX TO EXHIBITS


Exhibit No.                            Exhibit
-----------                            -------

EX-99.B9B                              Executed Fund Accounting Agreement (August 19, 1996) between Delaware Service
                                       Company, Inc. and the Registrant on behalf of each Fund

EX-99.B9BI                             Executed Amendment No. 1 (August 19, 1996) to Delaware Group of Funds Fund
                                       Accounting Agreement

EX-99.B9BII                            Executed Amendment No. 2 (September 30, 1996) to Delaware Group of Funds Fund
                                       Accounting Agreement

EX-99.B9BIII                           Executed Amendment No. 3 (November 30, 1996) to Delaware Group of Funds Fund
                                       Accounting Agreement

EX-99.B9BIV                            Executed Amendment No. 4 (February 24, 1997) to Delaware Group of Funds Fund
                                       Accounting Agreement

EX-99.B9BV                             Executed Amendment No. 5 (May 30, 1997) to Delaware Group of Funds Fund
                                       Accounting Agreement

EX-99.B11                              Consent of Auditors

EX-99.B16B                             Schedules of Computation for each Performance Quotation for periods not previously electronically filed

EX-27                                  Financial Data Schedules

EX-99.B19B                             Power of Attorney for Thomas F. Madison and Jeffrey J. Nick

